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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 97.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 12.4%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut College Series 2016L
07/01/33	4.000%	1,000,000	1,022,850
Connecticut State University Series 2014O
11/01/25	4.000%	2,000,000	2,236,240
Quinnipiac University Series 2016M
07/01/29	5.000%	2,000,000	2,292,420
Yale University Series 2016A-2
07/01/42	2.000%	2,000,000	1,851,040
Revenue Bonds
Fairfield University Series 2008N
07/01/22	5.000%	2,500,000	2,621,450
Sacred Heart University Series 2011G
07/01/20	5.000%	1,190,000	1,291,293
Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	430,000	471,439
Yale University Series 1997T-1
07/01/29	4.700%	4,000,000	4,061,000
Unrefunded Revenue Bonds
Quinnipiac University Series 2008 (NPFGC)
07/01/28	5.000%	1,105,000	1,154,857
Total			17,002,589
Hospital 17.0%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital Series 2012D
07/01/22	5.000%	1,400,000	1,609,944
Hartford Healthcare Series 2014E
07/01/34	5.000%	2,360,000	2,587,811
Health System Catholic East Series 2010
11/15/29	4.750%	3,420,000	3,622,327
Lawrence & Memorial Hospital Series 2011S
07/01/31	5.000%	2,000,000	2,144,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Middlesex Hospital Series 2011N
07/01/20	5.000%	1,365,000	1,510,045
Middlesex Hospital Series 2011N
07/01/21	5.000%	1,000,000	1,127,550
Trinity Health Corp. Series 2016
12/01/32	5.000%	2,000,000	2,255,700
Western Connecticut Health Network Series 2011
07/01/19	5.000%	1,760,000	1,890,838
Western Connecticut Health Network Series 2011
07/01/20	5.000%	1,630,000	1,782,780
Yale-New Haven Health Series 2014A
07/01/31	5.000%	2,500,000	2,835,550
Yale-New Haven Hospital Series 2013N
07/01/25	5.000%	300,000	341,631
Unrefunded Revenue Bonds
Hospital for Special Care Series 2007 (AGM)
07/01/17	5.250%	305,000	310,334
Hospital for Special Care Series 2007 (AGM)
07/01/20	5.250%	750,000	763,088
Hospital for Special Care Series 2007 (AGM)
07/01/27	5.250%	455,000	462,817
Total			23,244,995
Investor Owned 3.9%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	5,375,700
Joint Power Authority 0.8%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/27	5.000%	1,000,000	1,113,990
Local General Obligation 21.9%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/31	5.000%	1,350,000	1,499,850

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/21	5.500%	1,125,000	1,287,157
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/22	5.250%	1,325,000	1,415,312
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,257,555
Series 2013A
04/01/26	5.000%	1,810,000	1,803,647
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/26	5.000%	2,000,000	2,418,700
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2016
11/01/26	4.000%	780,000	869,107
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A (BAM)
03/01/25	5.000%	500,000	576,155
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/27	5.000%	1,200,000	1,341,228
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	3,800,000	4,019,222
Series 2015B (BAM)
08/15/27	5.000%	750,000	838,072
City of Waterbury
Unlimited General Obligation Bonds
Lot A Series 2015 (BAM)
08/01/31	5.000%	500,000	562,950
Lot A Series 2015 (BAM)
08/01/32	5.000%	500,000	560,585
Town of Brookfield
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/25	5.000%	325,000	394,687
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/20	5.000%	1,000,000	1,106,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008
01/01/22	5.000%	500,000	578,785
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/29	4.000%	450,000	489,528
Town of Hamden
Unlimited General Obligation Bonds
Series 2014A (BAM)
08/15/23	5.000%	320,000	364,320
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/24	4.750%	1,150,000	1,344,396
Series 2007
07/15/25	4.750%	1,150,000	1,352,457
Town of Ridgefield
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	5.000%	2,130,000	2,405,260
Town of Seymour
Unlimited General Obligation Refunding Bonds
Series 2016B
03/01/24	4.000%	490,000	547,330
Town of Stratford
Unlimited General Obligation Refunding Bonds
Series 2014
12/15/32	5.000%	600,000	669,624
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	4.000%	575,000	613,945
Series 2009
09/15/21	4.000%	600,000	637,530
Total			29,953,562
Multi-Family 1.6%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance Series 2009
06/01/22	5.000%	1,035,000	1,036,646
Custodial Receipts Energy Performance Series 2009
06/01/23	5.000%	1,085,000	1,086,139
Total			2,122,785

2	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.3%
Guam Power Authority(a)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/24	5.000%	315,000	356,136
Prep School 3.8%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,197,300
Loomis Chaffe School Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	2,031,555
Total			5,228,855
Refunded / Escrowed 5.4%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/23	5.250%	1,325,000	1,522,054
Series 2011A
04/01/24	5.250%	1,325,000	1,522,054
Connecticut State Development Authority
Prerefunded 08/15/17 Revenue Bonds
Alzheimers Resource Center, Inc. Project Series 2007
08/15/21	5.400%	500,000	512,115
Revenue Bonds
Alzheimers Resource Center, Inc. Project Series 2007 Escrowed to Maturity
08/15/17	5.200%	165,000	168,866
Connecticut State Health & Educational Facility Authority
Prerefunded 07/01/17 Revenue Bonds
Hospital for Special Care Series 2007 (AGM)
07/01/20	5.250%	485,000	493,958
Prerefunded 07/01/18 Revenue Bonds
Middlesex Hospital Series 2006M (AGM)
07/01/27	4.875%	500,000	527,110
New Haven Solid Waste Authority
Prerefunded 06/01/18 Revenue Bonds
Series 2008
06/01/23	5.125%	1,520,000	1,597,505
Puerto Rico Highways & Transportation Authority(a)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/22	5.250%	895,000	1,050,148
Total			7,393,810
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 0.7%
Connecticut State Health & Educational Facility Authority(b)
Revenue Bonds
Church Home of Hartford, Inc. Series 2016
09/01/46	5.000%	1,000,000	938,110
Single Family 2.2%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2016A-1
11/15/45	4.000%	970,000	1,032,226
Subordinated Revenue Bonds
Series 2008B-1
11/15/23	4.750%	2,000,000	2,020,580
Total			3,052,806
Special Non Property Tax 8.0%
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure Series 2009A
12/01/19	4.500%	3,765,000	4,081,072
Transportation Infrastructure Series 2013A
10/01/26	5.000%	2,845,000	3,311,438
Transportation Infrastructure Series 2014A
09/01/25	5.000%	2,500,000	2,950,050
Territory of Guam(a)
Revenue Bonds
Series 2011A
01/01/31	5.000%	550,000	569,838
Total			10,912,398
Special Property Tax 1.8%
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project Series 2010A
04/01/22	7.000%	2,274,000	2,467,108
State Appropriated 3.2%
University of Connecticut
Revenue Bonds
Series 2009A
02/15/23	5.000%	2,000,000	2,139,520
Series 2015A
02/15/29	5.000%	2,000,000	2,284,220
Total			4,423,740

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 6.1%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation Series 2009-10
06/15/19	5.000%	1,840,000	1,988,470
State of Connecticut
Unlimited General Obligation Bonds
Series 2008B
04/15/22	5.000%	5,415,000	5,653,585
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	667,866
Total			8,309,921
Water & Sewer 8.4%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2014B
08/15/31	5.000%	1,000,000	1,140,550
Series 2016A
11/15/28	4.000%	150,000	162,737
Series 2016A
11/15/29	4.000%	500,000	536,745
Series 2016A
11/15/30	4.000%	400,000	427,476
Series 2016A
11/15/31	4.000%	100,000	106,155
Series 2016A
11/15/32	4.000%	440,000	463,685
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	1,370,000	1,605,489
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
20th Series 2007A (NPFGC)
08/01/23	5.250%	500,000	594,035
27th Series 2012
08/01/29	5.000%	2,945,000	3,357,977
29th Series 2014
08/01/25	5.000%	500,000	582,305
32nd Series 2016B
08/01/35	4.000%	1,750,000	1,805,895
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	780,435
Total			11,563,484
Total Municipal Bonds (Cost $129,383,843)			133,459,989

Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.440%(c)	601,637	601,637
Total Money Market Funds (Cost $601,637)		601,637
Total Investments (Cost: $129,985,480)		134,061,626
Other Assets & Liabilities, Net		2,803,213
Net Assets		136,864,839

Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $1,976,122 or 1.44% of net assets.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $938,110 or 0.69% of net assets.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
4	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Abbreviation Legend  (continued)
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
129,985,000	5,273,000	(1,196,000)	4,077,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	133,459,989	—	133,459,989
Money Market Funds	601,637	—	—	601,637
Total Investments	601,637	133,459,989	—	134,061,626
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
6	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Colorado 0.2%
City & County of Denver(a)
Refunding Certificate of Participation
VRDN Series 2008A-1
12/01/29	0.610%	4,700,000	4,700,000
Maryland 0.2%
County of Montgomery(a)
Unlimited General Obligation Bonds
Public Improvement BAN Series 2011B
06/01/26	0.590%	4,000,000	4,000,000
Missouri 0.2%
Health & Educational Facilities Authority of the State of Missouri(a)
Revenue Bonds
Washington University VRDN Series 2009B
03/01/40	0.590%	3,500,000	3,500,000
New Hampshire 0.1%
New Hampshire Health & Education Facilities Authority Act(a)
Revenue Bonds
University of New Hampshire VRDN Series 2012B-2
07/01/33	0.600%	2,000,000	2,000,000
New York 0.6%
New York City Transitional Finance Authority(a)
Subordinated Revenue Bonds
Future Tax Secured VRDN Series 2016
02/01/45	0.630%	5,000,000	5,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution VRDN Series 2012 (State Street)
06/15/32	0.620%	3,750,000	3,750,000
New York City Water & Sewer System(a)
Revenue Bonds
2nd General Resolution VRDN Series 2016BB
06/15/49	0.620%	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority(a)
Refunding Revenue Bonds
VRDN Subseries 2015B-2-RE
01/01/32	0.600%	1,290,000	1,290,000
Total			13,040,000
Total Floating Rate Notes (Cost $27,240,000)			27,240,000

Municipal Bonds 97.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.5%
Alabama Public School & College Authority
Refunding Revenue Bonds
Series 2009A
05/01/19	5.000%	10,000,000	10,842,500
Alaska 1.0%
City of Valdez
Refunding Revenue Bonds
BP Pipelines, Inc. Project Series 2003B
01/01/21	5.000%	19,460,000	21,501,354
Arizona 0.2%
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Series 2016
02/15/26	5.000%	1,250,000	1,370,838
Charter School Solutions - Harmony Public Series 2016
02/15/36	5.000%	2,700,000	2,825,847
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2009A
01/01/22	5.000%	1,000,000	1,073,760
Total			5,270,445
Arkansas 0.5%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/29	5.000%	4,695,000	5,295,303
Series 2014
12/01/31	5.000%	5,185,000	5,796,467
Total			11,091,770
California 17.6%
California Educational Facilities Authority
Revenue Bonds
Chapman University Series 2015
04/01/28	5.000%	1,000,000	1,153,660
Chapman University Series 2015
04/01/29	5.000%	1,650,000	1,891,907
Chapman University Series 2015
04/01/30	5.000%	1,700,000	1,936,011

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital Series 2015A
02/01/29	5.000%	1,485,000	1,680,738
Revenue Bonds
St. Joseph Health System Series 2009B
07/01/18	5.000%	10,445,000	10,994,720
Sutter Health Obligation Group Series 2016A
11/15/33	5.000%	5,000,000	5,655,900
California Municipal Finance Authority
Revenue Bonds
Biola University Series 2008
10/01/23	5.625%	3,000,000	3,141,000
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools Series 2016
08/01/36	5.000%	2,085,000	2,168,421
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections & Rehabilitation Series 2006F (NPFGC)
11/01/18	5.250%	4,000,000	4,281,520
Various Capital Projects Series 2012G
11/01/28	5.000%	5,510,000	6,271,757
Revenue Bonds
Various Capital Projects Series 2011A
10/01/22	5.250%	3,395,000	3,899,701
Various Capital Projects Series 2012A
04/01/28	5.000%	10,000,000	11,269,000
Various Capital Projects Series 2013I
11/01/28	5.250%	9,225,000	10,795,556
Various Capital Projects Series 2013I
11/01/29	5.000%	5,000,000	5,701,750
Various Capital Projects Series 2013I
11/01/31	5.500%	2,930,000	3,458,982
Various Correctional Facilities Series 2014A
09/01/31	5.000%	15,250,000	17,449,202
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State University
Prerefunded 05/01/18 Revenue Bonds
Systemwide Series 2008A (AGM)
11/01/22	5.000%	4,605,000	4,836,954
Unrefunded Revenue Bonds
Systemwide Series 2008A (AGM)
11/01/22	5.000%	395,000	412,554
California Statewide Communities Development Authority
Revenue Bonds
Henry Mayo Newhall Memorial Series 2014A (AGM)
10/01/34	5.000%	5,000,000	5,472,100
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/30	5.000%	1,910,000	2,203,529
Series 2015 (AGM)
11/15/31	5.000%	1,000,000	1,147,640
Series 2015 (AGM)
11/15/32	5.000%	1,610,000	1,838,362
City of Vernon Electric System
Prerefunded 08/01/19 Revenue Bonds
Series 2009A
08/01/21	5.125%	2,690,000	2,873,593
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	6,225,000	6,701,275
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/24	5.000%	1,000,000	1,049,950
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/35	5.000%	1,665,000	1,762,086
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/53	5.500%	9,000,000	10,263,870
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/33	5.000%	5,250,000	5,866,980
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds Series 2015A
08/01/35	0.000%	2,650,000	1,214,548

2	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project Subordinated Series 2013A
09/01/29	5.000%	5,000,000	5,577,400
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14 Series 2015
10/01/33	5.000%	4,000,000	4,576,840
Manteca Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004 Series 2006 (NPFGC)
08/01/24	0.000%	5,000,000	3,860,550
Monrovia Unified School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,438,432
Oakland Unified School District/Alameda County
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	16,258,705
Pico Rivera Water Authority
Revenue Bonds
Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,487,140
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002 Series 2006C (AGM)
09/01/31	0.000%	28,000,000	16,194,360
San Francisco City & County Airports Commission-San Francisco International Airport
Revenue Bonds
Series 2010A
05/01/29	4.900%	5,000,000	5,435,350
San Joaquin Hills Transportation Corridor Agency(d)
Revenue Bonds
Senior Lien Series 1993 Escrowed to Maturity
01/01/25	0.000%	22,405,000	18,418,926
San Jose Financing Authority
Refunding Revenue Bonds
Civic Center Project Series 2013A
06/01/29	5.000%	12,000,000	13,712,880
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Mateo County Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2005 Series 2006A (NPFGC)
09/01/20	0.000%	9,310,000	8,753,634
Simi Valley Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/25	5.000%	2,400,000	2,889,264
Southern California Public Power Authority
Revenue Bonds
Project No. 1 Series 2007A
11/01/22	5.250%	2,500,000	2,831,625
Windy Point/Windy Flats Project Series 2010-1
07/01/28	5.000%	10,000,000	11,062,700
Windy Point/Windy Flats Project Series 2010-1
07/01/30	5.000%	15,875,000	17,487,106
State of California
Prerefunded 07/01/19 Unlimited General Obligation Bonds
Series 2009A
07/01/20	5.000%	12,500,000	13,646,750
Series 2009A
07/01/21	5.250%	635,000	697,027
Series 2009A
07/01/21	5.250%	365,000	400,653
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	5,254,300
Series 2015
03/01/33	5.000%	5,000,000	5,701,400
Various Purpose Series 2009
04/01/22	5.250%	1,000,000	1,090,070
Various Purpose Series 2009
10/01/22	5.250%	25,000,000	27,729,250
Various Purpose Series 2010
03/01/25	5.000%	1,000,000	1,102,890
Various Purpose Series 2011
10/01/19	5.000%	12,000,000	13,184,640
Various Purpose Series 2011
09/01/31	5.000%	10,000,000	11,289,200

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California Department of Water Resources Power Supply
Prerefunded 05/01/18 Revenue Bonds
Series 2008H
05/01/21	5.000%	3,575,000	3,755,966
Series 2008H
05/01/21	5.000%	1,425,000	1,497,134
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1 Series 2015
09/01/31	5.000%	1,000,000	1,108,010
Legacy Villages of Columbus #06-1 Series 2015
09/01/33	5.000%	1,250,000	1,372,388
West Contra Costa Unified School District(d)
Unlimited General Obligation Bonds
Series 2005 (NPFGC)
08/01/20	0.000%	7,285,000	6,736,804
Total			368,944,660
Colorado 2.5%
Board of Governors of Colorado State University System
Refunding Revenue Bonds
Series 2013A
03/01/31	5.000%	4,560,000	5,399,131
City & County of Denver Airport System
Revenue Bonds
Series 2012B
11/15/32	5.000%	10,000,000	11,276,100
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities Series 2012A
12/01/27	5.000%	4,000,000	4,291,160
Covenant Retirement Communities Series 2015
12/01/26	5.000%	1,860,000	2,066,683
Covenant Retirement Communities Series 2015
12/01/28	5.000%	1,000,000	1,098,080
Covenant Retirement Communities Series 2015
12/01/30	5.000%	1,400,000	1,519,140
NCMC, Inc. Project Series 2016
05/15/27	5.000%	1,440,000	1,678,795
Revenue Bonds
Adventist Health Systems/Sunbelt Series 2016
11/15/36	5.000%	3,025,000	3,568,562
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority(d)
Revenue Bonds
Capital Appreciation Senior Series 2000B (NPFGC)
09/01/18	0.000%	1,500,000	1,451,715
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax Series 2015
12/01/32	5.000%	1,500,000	1,633,920
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/25	5.000%	10,000,000	10,968,100
Series 2015
06/01/27	5.000%	2,925,000	3,405,168
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/27	5.000%	3,750,000	4,260,863
Total			52,617,417
Connecticut 0.4%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,615,000	1,736,351
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	850,000	931,915
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project Series 2010A
04/01/22	7.000%	5,626,000	6,103,760
Total			8,772,026
District of Columbia 2.0%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital Series 2015
07/15/30	5.000%	3,000,000	3,427,410
Friendship Public Charter School Series 2016
06/01/36	5.000%	2,900,000	2,948,923

4	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia Water & Sewer Authority
Prerefunded 10/01/18 Revenue Bonds
Series 2009A
10/01/24	5.000%	1,000,000	1,065,160
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009C
10/01/25	5.250%	8,920,000	9,459,571
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien Series 2009B (AGM)
10/01/24	0.000%	20,980,000	16,210,407
Capital Appreciation-2nd Senior Lien Series 2009B (AGM)
10/01/25	0.000%	7,500,000	5,518,050
Capital Appreciation-2nd Senior Lien Series 2009B (AGM)
10/01/26	0.000%	5,000,000	3,527,200
Total			42,156,721
Florida 7.7%
Capital Trust Agency, Inc.(f)
Revenue Bonds
Atlantic Housing Foundation Subordinated Series 2008B
07/15/32	0.000%	1,835,000	917,280
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien Series 2016B
07/01/31	4.000%	2,000,000	2,077,960
Series 2016A
07/01/31	4.000%	12,000,000	12,467,760
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured Series 2012A-1
06/01/21	5.000%	16,965,000	19,183,852
City of Cocoa Water & Sewer
Refunding Revenue Bonds
Series 2003 (AMBAC)
10/01/19	5.500%	1,000,000	1,082,950
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates Series 2008
01/01/19	5.875%	935,000	968,912
City of Port St. Lucie Utility System
Refunding Revenue Bonds
Series 2016
09/01/28	5.000%	1,200,000	1,398,924
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tallahassee Utility System
Refunding Revenue Bonds
Series 2001 (NPFGC)
10/01/18	5.500%	1,000,000	1,073,390
County of Miami-Dade Aviation
Prerefunded 10/01/16 Revenue Bonds
Miami International Series 2010
10/01/25	5.500%	1,450,000	1,659,206
Refunding Revenue Bonds
Series 2014B
10/01/32	5.000%	6,500,000	7,280,195
Unrefunded Revenue Bonds
Miami International Series 2010
10/01/25	5.500%	4,550,000	5,141,182
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/29	5.000%	500,000	556,605
Series 2014
10/01/31	5.000%	600,000	662,580
Series 2014
10/01/33	5.000%	1,215,000	1,332,284
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
System Series 2008B (AGM)
10/01/21	5.250%	20,000,000	23,089,000
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project Series 2014A
06/15/34	5.875%	1,665,000	1,682,716
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/30	5.000%	2,750,000	3,179,715
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport Subordinated Series 2015B
10/01/31	5.000%	1,600,000	1,817,648
Tampa International Airport Subordinated Series 2015B
10/01/32	5.000%	2,300,000	2,602,772
Lee County Industrial Development Authority
Refunding Revenue Bonds
Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	7,650,000	7,709,747

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lee County School Board
Refunding Certificate of Participation
Series 2014A
08/01/28	5.000%	2,000,000	2,302,360
Miami-Dade County Expressway Authority
Refunding Revenue Bonds
Series 2016A
07/01/29	5.000%	2,175,000	2,523,718
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/30	5.000%	2,150,000	2,396,863
Orange County Health Facilities Authority
Refunding Revenue Bonds
Orlando Health, Inc. Series 2016A
10/01/35	5.000%	3,000,000	3,306,690
Orange County School Board
Certificate of Participation
Series 2012B
08/01/26	5.000%	6,500,000	7,429,500
Refunding Certificate of Participation
Series 2016C
08/01/33	5.000%	8,400,000	9,600,612
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/26	5.000%	4,620,000	5,355,088
Series 2015A
08/01/27	5.000%	2,500,000	2,881,825
Sarasota County Health Facilities Authority
Prerefunded 01/01/18 Refunding Revenue Bonds
Village On The Isle Project Series 2007
01/01/27	5.500%	4,000,000	4,164,160
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/30	5.000%	2,500,000	2,814,275
School District of Broward County
Refunding Certificate of Participation
Series 2012A
07/01/25	5.000%	5,280,000	5,916,346
Seminole Tribe of Florida, Inc.(c),(g)
Revenue Bonds
Series 2007A
10/01/22	5.750%	9,530,000	9,731,845
Southeast Overtown Park West Community Redevelopment Agency(c)
Tax Allocation Bonds
Series 2014A-1
03/01/30	5.000%	2,925,000	3,146,130
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sterling Hill Community Development District(f)
Special Assessment Bonds
Series 2003B
11/01/10	5.500%	145,000	101,475
Tampa Bay Water
Improvement Refunding Revenue Bonds
Series 2005 (NPFGC)
10/01/19	5.500%	1,500,000	1,667,070
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/20	5.750%	820,000	876,555
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/30	5.000%	1,510,000	1,660,562
Total			161,759,752
Georgia 1.2%
City of Atlanta Department of Aviation
Subordinated Refunding Revenue Bonds
General Lien Series 2014
01/01/32	5.000%	2,000,000	2,257,460
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/30	5.000%	2,500,000	2,901,200
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	5,000,000	5,535,750
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College Series 2015
06/01/32	5.000%	3,630,000	4,065,019
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project Series 2014
06/01/24	0.000%	625,000	397,288
I-75 S Express Lanes Project Series 2014
06/01/34	0.000%	3,750,000	1,188,675
Richmond County Hospital Authority
Refunding Revenue Bonds
University Health Services, Inc. Project Series 2016
01/01/27	5.000%	2,000,000	2,331,340

6	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University Health Services, Inc. Project Series 2016
01/01/28	5.000%	950,000	1,095,568
State of Georgia
Unlimited General Obligation Bonds
Series 2012A
07/01/31	4.000%	5,000,000	5,338,400
Total			25,110,700
Hawaii 0.2%
State of Hawaii Department of Budget & Finance
Revenue Bonds
Hawaii Pacific University Series 2013A
07/01/20	5.000%	870,000	894,142
Hawaii Pacific University Series 2013A
07/01/23	5.750%	1,015,000	1,077,443
Hawaii Pacific University Series 2013A
07/01/27	6.250%	1,400,000	1,489,460
Total			3,461,045
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project Series 2014A
10/01/24	7.000%	2,980,000	3,173,819
Terraces of Boise Project Series 2014B-1
10/01/22	6.500%	2,000,000	2,001,880
Total			5,175,699
Illinois 8.2%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien Series 2014B
01/01/29	5.000%	6,150,000	6,847,963
Series 2016B
01/01/35	4.000%	3,500,000	3,518,200
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien Series 2016B
01/01/33	5.000%	2,000,000	2,218,320
Refunding Revenue Bonds
General Senior Lien Series 2013B
01/01/28	5.250%	11,180,000	12,788,243
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Passenger Facility Charge Series 2012A
01/01/28	5.000%	2,590,000	2,839,987
Passenger Facility Charge Series 2012A
01/01/29	5.000%	2,500,000	2,732,900
Passenger Facility Charge Series 2012A
01/01/30	5.000%	3,000,000	3,265,140
Chicago Park District
Unlimited General Obligation Refunding Bonds
Limited Tax Series 2014B
01/01/29	5.000%	2,500,000	2,720,525
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/29	5.250%	7,485,000	7,843,457
Series 2011
12/01/30	5.250%	1,925,000	2,082,619
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System Series 1999 (NPFGC)
01/01/18	5.250%	7,540,000	7,759,942
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility Series 2010
12/01/18	6.125%	1,400,000	1,429,428
Unlimited General Obligation Bonds
Series 2002B
01/01/27	5.125%	3,155,000	3,091,269
Series 2015A
01/01/23	5.000%	5,000,000	4,999,800
Unlimited General Obligation Refunding Bonds
Project Series 2014A
01/01/30	5.250%	3,000,000	2,909,580
Project Series 2014A
01/01/32	5.250%	3,845,000	3,694,891
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien Series 2016
11/01/27	5.000%	1,250,000	1,399,475
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University Series 2004A
10/01/18	5.375%	2,000,000	2,131,660

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rush University Medical Center Series 2015A
11/15/32	5.000%	10,000,000	10,950,100
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/30	5.000%	12,000,000	13,566,120
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/32	5.000%	9,600,000	10,693,248
Unrefunded Revenue Bonds
Senior Series 2016A
12/01/31	4.000%	12,000,000	12,437,280
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/32	5.000%	1,800,000	1,962,234
Series 2015D
01/01/33	5.000%	2,000,000	2,172,580
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/19	5.000%	5,000,000	5,387,100
Series 2010
06/01/21	5.250%	12,000,000	13,586,760
State of Illinois(d)
Revenue Bonds
Capital Appreciation-Civic Center Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	5,446,762
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/26	5.500%	15,100,000	15,928,688
Series 2014
02/01/31	5.250%	4,965,000	5,072,840
Total			171,477,111
Indiana 0.5%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien Series 2014A
10/01/32	5.000%	1,400,000	1,572,088
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc. Series 2011A
10/01/25	5.250%	1,750,000	1,987,528
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien-CWA Authority, Inc. Series 2011B
10/01/23	5.250%	7,035,000	8,003,227
Total			11,562,843
Iowa 0.1%
City of Coralville
Tax Allocation Bonds
Tax Increment Series 2007C
06/01/17	5.000%	730,000	732,489
Iowa Finance Authority
Prerefunded 08/01/18 Revenue Bonds
Iowa State Revolving Fund Series 2008
08/01/20	5.250%	500,000	531,160
Total			1,263,649
Kansas 0.9%
City of Manhattan
Revenue Bonds
Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	6,003,660
State of Kansas Department of Transportation
Revenue Bonds
Series 2004A
03/01/18	5.500%	11,775,000	12,354,565
Total			18,358,225
Kentucky 1.5%
Kentucky Economic Development Finance Authority
Revenue Bonds
Senior-Next Generation Information Series 2015
07/01/32	5.000%	1,500,000	1,586,880
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/29	5.000%	4,000,000	4,488,680
Louisville & Jefferson County Metropolitan Sewer District
Prerefunded 05/15/19 Revenue Bonds
Series 2009A
05/15/21	5.000%	7,445,000	8,078,793
Series 2009A
05/15/22	5.000%	7,825,000	8,491,142

8	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc. Series 2016
10/01/29	5.000%	8,000,000	8,994,080
Total			31,639,575
Louisiana 1.1%
Louisiana Office Facilities Corp.
Refunding Revenue Bonds
State Capital Series 2010A
05/01/20	5.000%	4,290,000	4,741,437
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Series 2016
05/15/30	5.000%	1,000,000	1,114,890
Louisiana State Citizens Property Insurance Corp.
Refunding Revenue Bonds
Series 2015 (AGM)
06/01/22	5.000%	2,000,000	2,290,520
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,537,300
Parish of St. Charles
Revenue Bonds
Valero Energy Corp. Series 2010
12/01/40	4.000%	9,245,000	9,670,732
Total			22,354,879
Maryland 0.1%
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp. Series 2017
04/01/36	5.000%	1,000,000	946,250
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue Series 2015
07/01/28	5.000%	1,300,000	1,452,113
Total			2,398,363
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 3.9%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan Series 2002D (AMBAC / TCRS / BNY)
08/01/18	5.500%	6,500,000	6,936,865
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/31	0.000%	10,000,000	6,231,600
Massachusetts Bay Transportation Authority
Unrefunded Revenue Bonds
General Transportation Series 1991 (NPFGC)
03/01/21	7.000%	2,395,000	2,718,421
Massachusetts Clean Water Trust (The)
Revenue Bonds
MWRA Program Subordinated Series 1999A
08/01/19	6.000%	2,500,000	2,792,250
Massachusetts Development Finance Agency
Prerefunded 11/15/18 Revenue Bonds
Harvard University Series 2009A
11/15/19	5.250%	245,000	263,265
Refunding Revenue Bonds
Boston Medical Center Series 2016E
07/01/33	5.000%	1,000,000	1,068,880
Lahey Clinic Obligation Series 2015F
08/15/31	5.000%	2,490,000	2,800,752
Lahey Clinic Obligation Series 2015F
08/15/32	5.000%	4,120,000	4,611,433
Lahey Clinic Obligation Series 2015F
08/15/33	5.000%	4,845,000	5,388,706
Revenue Bonds
1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	155,000	157,647
Dana-Farber Cancer Institute Series 2016
12/01/34	5.000%	1,000,000	1,120,310
UMass Boston Student Housing Project Series 2016
10/01/32	5.000%	1,300,000	1,386,112
Unrefunded Revenue Bonds
Series 2009A
11/15/19	5.250%	755,000	811,285

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Caregroup, Inc. Series 2008E-2
07/01/20	5.375%	9,720,000	10,310,976
Caregroup, Inc. Series 2008E-2
07/01/22	5.375%	13,345,000	14,156,376
Massachusetts Institute of Technology Series 2009O
07/01/26	5.000%	500,000	528,135
Revenue Bonds
Boston College Series 2008M-1
06/01/24	5.500%	2,670,000	3,187,446
Massachusetts Port Authority
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,676,595
Massachusetts Water Pollution Abatement Trust (The)
Prerefunded 08/01/19 Revenue Bonds
State Revolving Fund Series 2009-14
08/01/24	5.000%	12,530,000	13,692,659
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Green Bonds Series 2016C
08/01/36	4.000%	2,000,000	2,085,160
Total			81,924,873
Michigan 1.3%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien Series 2012A
07/01/26	5.250%	2,000,000	2,220,760
Senior Lien Series 2012A
07/01/27	5.250%	1,500,000	1,657,290
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care Corp. Series 2015
05/15/29	5.000%	1,800,000	2,040,894
Senior Lien - Great Lakes Water Authority Series 2014C-6
07/01/33	5.000%	800,000	873,400
Series 2014H-1
10/01/26	5.000%	3,300,000	3,751,935
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Trinity Health Credit Series 2017
12/01/31	5.000%	2,500,000	2,848,300
Revenue Bonds
Local Government Loan Program - Great Laakes Water Authority Series 2015
07/01/33	5.000%	5,000,000	5,409,900
Senior Lien - Great Lakes Water Authority Series 2014C-3 (AGM)
07/01/32	5.000%	1,000,000	1,106,840
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital Series 2014D
09/01/32	5.000%	4,000,000	4,357,720
State of Michigan Trunk Line
Revenue Bonds
Series 2011
11/15/27	5.000%	1,000,000	1,126,460
Series 2011
11/15/28	5.000%	1,000,000	1,124,530
Series 2011
11/15/29	5.000%	1,205,000	1,352,721
Total			27,870,750
Minnesota 0.9%
City of Minneapolis
Revenue Bonds
Fairview Health Services Series 2008A Escrowed to Maturity
11/15/18	6.000%	570,000	605,813
City of St. Cloud
Refunding Revenue Bonds
Centracare Health Series 2016A
05/01/27	5.000%	1,785,000	2,080,346
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	796,913
County of Rice(c)
Revenue Bonds
Shattuck-St. Mary’s School Series 2015A
08/01/22	5.000%	750,000	785,948
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project Series 2015
08/01/30	5.750%	1,075,000	1,063,583

10	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project Series 2015
11/15/28	5.250%	1,500,000	1,615,365
HealthPartners Obligation Group Series 2015
07/01/28	5.000%	6,400,000	7,304,832
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building Series 2016B (School District Credit Enhancement Program)
02/01/30	0.000%	2,065,000	1,340,474
School Building Series 2016B (School District Credit Enhancement Program)
02/01/31	0.000%	2,190,000	1,347,726
State of Minnesota
Unlimited General Obligation Bonds
Series 2008C
08/01/19	5.000%	500,000	546,610
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury Series 2014
12/01/34	5.000%	1,000,000	1,001,220
Total			18,488,830
Mississippi 0.2%
State of Mississippi
Revenue Bonds
Series 2015E
10/15/29	5.000%	3,500,000	3,981,705
Missouri 1.6%
City of St. Louis Airport
Refunding Revenue Bonds
Lambert-St. Louis International Airport Series 2007A (AGM)
07/01/21	5.000%	5,000,000	5,080,950
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth Series 2015A
11/15/28	5.000%	6,210,000	7,104,985
Revenue Bonds
Lutheran Senior Services Series 2014
02/01/26	5.000%	1,225,000	1,350,514
Lutheran Senior Services Series 2014
02/01/29	5.000%	5,975,000	6,467,340
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington University Series 2008A Escrowed to Maturity
03/15/18	5.250%	1,000,000	1,047,230
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project Series 2015A
12/01/29	5.000%	2,000,000	2,277,880
Poplar Bluff Regional Transportation Development District
Revenue Bonds
Series 2012
12/01/26	3.250%	465,000	471,668
St. Louis County Industrial Development Authority
Prerefunded 12/01/17 Revenue Bonds
St. Andrews Residence for Seniors Series 2007A
12/01/26	6.250%	7,000,000	7,312,620
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group Series 2015
12/01/25	5.000%	1,565,000	1,611,074
Revenue Bonds
Friendship Village Sunset Hills Series 2013A
09/01/23	5.000%	690,000	775,746
Total			33,500,007
Nebraska 0.7%
Municipal Energy Agency of Nebraska
Prerefunded 04/01/19 Revenue Bonds
Series 2009A (BHAC)
04/01/21	5.000%	750,000	810,682
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit Series 2015
01/01/27	5.000%	11,865,000	13,543,779
University of Nebraska
Prerefunded 01/01/19 Revenue Bonds
Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	750,939
Total			15,105,400
Nevada 1.9%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center Series 2012
09/01/27	5.000%	3,250,000	3,533,562

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sparks(c)
Tax Anticipation Revenue Bonds
Senior Sales Series 2008A
06/15/20	6.500%	3,400,000	3,503,598
Clark County School District
Limited General Obligation Bonds
Series 2015D
06/15/30	4.000%	9,360,000	9,868,154
County of Clark
Limited General Obligation Refunding Bonds
Transportation Series 2009A
12/01/28	5.000%	10,740,000	11,728,295
County of Clark Department of Aviation
Subordinated Revenue Bonds
System Lien Series 2009C (AGM)
07/01/25	5.000%	8,190,000	8,915,798
County of Washoe
Refunding Revenue Bonds
Sierra Pacific Power Series 2016B
03/01/36	3.000%	3,000,000	3,101,760
Total			40,651,167
New Hampshire 0.8%
New Hampshire Health & Education Facilities Authority Act
Prerefunded 10/01/17 Revenue Bonds
Southern New Hampshire Medical Center Series 2007
10/01/23	5.250%	5,380,000	5,534,568
Revenue Bonds
University System Series 2009A
07/01/23	5.000%	8,370,000	8,965,609
Unrefunded Revenue Bonds
Southern New Hampshire Health Medical Center Series 2007
10/01/23	5.250%	1,620,000	1,660,775
Total			16,160,952
New Jersey 1.3%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	929,572
Freehold Regional High School District
Unlimited General Obligation Refunding Bonds
Series 2001 (NPFGC)
03/01/20	5.000%	1,205,000	1,330,332
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,360,580
Manalapan-Englishtown Regional Board of Education
Unlimited General Obligation Refunding Bonds
Series 2004 (NPFGC)
12/01/20	5.750%	1,325,000	1,510,844
New Jersey Economic Development Authority
Refunding Revenue Bonds
New Jersey American Water Co. Series 2010A
06/01/23	4.450%	1,000,000	1,060,850
School Facilities-Construction Series 2009AA
12/15/20	5.250%	1,000,000	1,042,200
Revenue Bonds
MSU Student Housing Project-Provident Series 2010
06/01/21	5.000%	1,000,000	1,069,620
New Jersey Economic Development Authority(d)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	1,119,184
New Jersey Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Rowan University Series 2008B (AGM)
07/01/23	5.000%	750,000	791,438
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2010-1A
12/01/25	5.000%	610,000	639,146
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2008AA
10/01/28	6.375%	50,000	51,527
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,132,520
Transportation System Series 2006A
12/15/20	5.250%	1,000,000	1,068,410
Transportation System Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,298,263

12	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation System Series 2006A (AGM)
12/15/22	5.250%	4,000,000	4,511,760
New Jersey Turnpike Authority
Revenue Bonds
Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,067,400
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/28	5.250%	500,000	606,135
Total			26,589,781
New Mexico 0.2%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/27	5.250%	3,000,000	3,569,940
New York 11.3%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System Series 2015
07/01/24	5.000%	700,000	794,458
Catholic Health System Series 2015
07/01/25	5.000%	1,000,000	1,137,420
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2008B-1
09/01/22	5.250%	7,200,000	7,668,432
Unlimited General Obligation Bonds
Series 2007D-1
12/01/21	5.000%	5,900,000	6,093,343
County of Nassau
Limited General Obligation Bonds
Series 2014A
04/01/27	5.000%	12,025,000	13,775,840
Dutchess County Local Development Corp.
Revenue Bonds
Health Quest Systems, Inc. Series 2016B
07/01/32	5.000%	7,500,000	8,332,050
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/30	5.000%	1,535,000	1,758,726
Revenue Bonds
Series 2012B
09/01/26	5.000%	5,000,000	5,598,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Prerefunded 11/15/18 Revenue Bonds
Series 2009A
11/15/26	5.300%	710,000	763,555
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services Series 2011
07/01/19	5.000%	6,125,000	6,596,931
Catholic Health Services Series 2011
07/01/20	5.000%	9,390,000	10,345,151
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured Subordinated Series 2007C-1
11/01/20	5.000%	10,300,000	10,620,124
Future Tax Secured Subordinated Series 2009A-1
05/01/27	5.000%	10,430,000	11,272,327
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Future Tax Series 2016E-1
02/01/32	5.000%	13,000,000	15,037,490
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/45	5.000%	890,000	940,303
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group Series 2009A
05/01/30	5.250%	4,750,000	5,176,835
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine Series 2009
07/01/26	5.500%	14,635,000	16,114,599
Mount Sinai School of Medicine Series 2009
07/01/27	5.500%	10,675,000	11,754,243
Refunding Revenue Bonds
Consolidated Service Contract Series 2009A
07/01/24	5.000%	3,500,000	3,789,660
North Shore - Long Island Jewish Obligation Group Series 2015A
05/01/31	5.000%	9,750,000	10,998,195

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Court Facilities Lease Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	6,322,320
St. John’s University Series 2007C (NPFGC)
07/01/23	5.250%	3,245,000	3,865,314
State University Educational Facilities 3rd General Series 2005A (NPFGC)
05/15/22	5.500%	6,730,000	7,997,797
Upstate Community-State Supported Series 2005B (NPFGC)
07/01/21	5.500%	6,345,000	7,366,608
New York State Thruway Authority
Revenue Bonds
General 2nd Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	12,231,531
General Series 2012I
01/01/24	5.000%	8,500,000	9,787,240
Junior Lien Series 2016A
01/01/33	5.000%	1,000,000	1,127,900
Series 2007H (NPFGC)
01/01/23	5.000%	1,500,000	1,550,955
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract Series 2008B
01/01/19	5.000%	4,000,000	4,213,440
Service Contract Series 2008B
01/01/20	5.000%	10,460,000	11,013,543
Revenue Bonds
State Personal Income Tax-State Facilities Series 2004A-2 (NPFGC)
03/15/20	5.500%	20,000,000	22,562,600
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 154th Series 2009
09/01/26	4.750%	1,000,000	1,070,540
Total			237,678,070
North Carolina 2.0%
City of Charlotte Water & Sewer System
Revenue Bonds
Series 2008
07/01/26	5.000%	1,250,000	1,321,338
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/26	5.000%	21,105,000	22,649,042
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes Series 2016C
10/01/31	4.000%	1,000,000	1,004,740
Revenue Bonds
Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	1,205,000	1,207,723
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/31	5.000%	2,000,000	2,302,420
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/25	5.000%	10,000,000	12,055,700
University of North Carolina At Wilmington
Refunding Revenue Bonds
Student Housing Projects Series 2016
06/01/31	4.000%	500,000	526,255
Student Housing Projects Series 2016
06/01/32	4.000%	500,000	523,395
Total			41,590,613
Ohio 1.5%
American Municipal Power, Inc.
Prerefunded 02/15/18 Revenue Bonds
Prairie State Energy Series 2008
02/15/20	5.250%	3,820,000	3,987,660
Refunding Revenue Bonds
Series 2015A
02/15/32	5.250%	12,000,000	13,426,440
Revenue Bonds
AMP Fremont Energy Center Project Series 2012
02/15/24	5.000%	2,000,000	2,268,520
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement Series 2016
12/01/31	5.000%	3,000,000	3,509,130

14	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mason City School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
12/01/19	5.250%	2,250,000	2,494,845
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/21	5.500%	2,000,000	2,297,120
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System Series 2011
01/01/25	5.000%	3,750,000	4,152,300
Total			32,136,015
Oklahoma 0.2%
Chickasaw Nation(c),(g)
Revenue Bonds
Health System Series 2007
12/01/17	5.375%	360,000	368,579
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/27	5.000%	2,000,000	2,256,880
Series 2016
09/01/28	5.000%	1,575,000	1,761,795
Total			4,387,254
Oregon 0.3%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront Series 2014A
10/01/34	5.125%	1,000,000	1,047,020
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/34	5.000%	3,500,000	4,011,700
Oregon State Lottery
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/24	5.250%	1,000,000	1,085,120
Total			6,143,840
Pennsylvania 4.1%
City of Philadelphia
Unlimited General Obligation Bonds
Series 2011
08/01/19	5.250%	3,795,000	4,132,110
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
2nd Lien Series 2016
09/15/34	4.000%	10,000,000	10,200,000
County of Westmoreland(d)
Unlimited General Obligation Bonds
Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC)
12/01/18	0.000%	1,000,000	962,270
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries Series 2015
01/01/27	5.000%	2,500,000	2,760,900
Diakon Lutheran Ministries Series 2015
01/01/28	5.000%	3,840,000	4,207,373
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project Series 2012
01/01/27	5.000%	1,835,000	2,004,462
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)
09/01/21	0.000%	2,210,000	2,026,791
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/29	5.250%	3,000,000	3,353,910
Northampton County General Purpose Authority
Prerefunded 08/15/18 Revenue Bonds
Saint Luke’s Hospital Project Series 2008A
08/15/20	5.000%	3,480,000	3,686,399
Saint Luke’s Hospital Project Series 2008A
08/15/21	5.125%	3,715,000	3,942,395
Saint Luke’s Hospital Project Series 2008A
08/15/22	5.250%	1,965,000	2,089,031
Refunding Revenue Bonds
St. Luke’s University Health Network Series 2016
08/15/26	5.000%	3,670,000	4,228,978
St. Luke’s University Health Network Series 2016
08/15/27	5.000%	1,745,000	1,996,262

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission(a)
Prerefunded 12/01/20 Revenue Bonds
Capital Appreciation Subordinated Series 2010B-2
12/01/24	5.350%	20,000,000	22,882,800
Pennsylvania Turnpike Commission
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/31	5.625%	1,460,000	1,685,366
Revenue Bonds
Series 2015B
12/01/30	5.000%	525,000	593,381
Series 2016A-1
12/01/35	5.000%	3,400,000	3,780,018
Series 2016A-1
12/01/36	5.000%	3,250,000	3,602,397
Subordinated Unrefunded Revenue Bonds
Series 2011A
12/01/31	5.625%	6,690,000	7,469,920
Total			85,604,763
Rhode Island 1.1%
City of Cranston
Prerefunded 07/01/18 Unlimited General Obligation Bonds
Series 2008 (AGM)
07/01/26	4.750%	900,000	946,827
Series 2008 (AGM)
07/01/27	4.750%	945,000	994,168
Providence Housing Authority
Revenue Bonds
Capital Fund Series 2008
09/01/24	5.000%	565,000	607,669
Capital Fund Series 2008
09/01/26	5.000%	310,000	332,801
Capital Fund Series 2008
09/01/27	5.000%	410,000	440,155
Rhode Island Commerce Corp.
Prerefunded 06/15/19 Revenue Bonds
Grant Anticipation-Department of Transportation Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,186,780
Revenue Bonds
East Greenwich Free Library Association Series 2004
06/15/24	5.750%	345,000	345,028
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Depositors Economic Protection Corp.
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,547,058
Rhode Island Health & Educational Building Corp.
Prerefunded 05/15/19 Revenue Bonds
Hospital Financing-Lifespan Obligation Series 2009A (AGM)
05/15/27	6.125%	400,000	442,476
Hospital Financing-Lifespan Obligation Series 2009A (AGM)
05/15/30	6.250%	500,000	554,495
Prerefunded 09/15/18 Revenue Bonds
University of Rhode Island Series 2008A
09/15/28	6.500%	3,000,000	3,261,300
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation Series 2016
05/15/27	5.000%	2,500,000	2,793,850
Revenue Bonds
Bond Financing Program Series 2009
05/15/25	5.000%	1,515,000	1,629,489
Higher Education-Johnson & Wales Series 1999 (NPFGC)
04/01/18	5.500%	1,420,000	1,483,985
New England Institute of Technology Series 2010
03/01/24	5.000%	1,145,000	1,239,462
University of Rhode Island Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,065,640
Rhode Island Turnpike & Bridge Authorit
Refunding Revenue Bonds
Series 2016A
10/01/33	5.000%	1,300,000	1,454,973
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/34	4.000%	525,000	540,839
Total			22,866,995
South Carolina 1.8%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/25	5.000%	1,000,000	1,201,000

16	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project Series 2014
11/01/31	5.000%	3,250,000	3,662,815
McLeod Regional Medical Center Project Series 2014
11/01/32	5.000%	4,900,000	5,493,782
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare Series 2012B
10/01/31	5.000%	5,000,000	5,430,200
Greenville County School District
Refunding Revenue Bonds
Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	5,387,500
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group Series 2013
05/01/28	5.000%	3,500,000	3,549,595
York Preparatory Academy Project Series 2014A
11/01/33	7.000%	590,000	629,831
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/25	4.500%	410,000	406,839
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/26	5.000%	7,000,000	8,163,190
Series 2016A
12/01/30	5.000%	4,000,000	4,601,200
Total			38,525,952
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group Series 2015
11/01/26	5.000%	1,000,000	1,162,330
Sanford Obligated Group Series 2015
11/01/27	5.000%	530,000	609,765
Revenue Bonds
Regional Health Series 2011
09/01/19	5.000%	1,250,000	1,359,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regional Health Series 2011
09/01/20	5.000%	1,250,000	1,392,000
Regional Health Series 2011
09/01/21	5.000%	1,000,000	1,111,020
Total			5,634,315
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I Series 2015
10/01/29	5.000%	1,000,000	1,085,930
Student Housing - CDFI Phase I Series 2015
10/01/30	5.000%	500,000	539,995
Total			1,625,925
Texas 10.9%
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien Series 2011
01/01/31	5.750%	15,230,000	17,613,800
Refunding Subordinated Revenue Bonds
Series 2016
01/01/28	5.000%	1,000,000	1,115,640
Series 2016
01/01/29	5.000%	1,680,000	1,863,389
Series 2016
01/01/30	5.000%	2,045,000	2,251,811
Revenue Bonds
Senior Lien Series 2010
01/01/20	5.750%	1,250,000	1,384,762
Senior Lien Series 2010 Escrowed to Maturity
01/01/19	5.750%	565,000	613,449
Senior Lien Series 2015A
01/01/30	5.000%	1,450,000	1,603,990
Unrefunded Revenue Bonds
Senior Lien Series 2010
01/01/19	5.750%	185,000	198,995
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/31	5.000%	7,500,000	8,239,725

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015C
08/15/32	5.000%	6,000,000	6,570,960
Series 2015C
08/15/34	5.000%	10,140,000	11,034,956
City of Austin Airport System(e)
Revenue Bonds
Series 2017A
11/15/34	5.000%	700,000	799,428
Series 2017A
11/15/35	5.000%	1,000,000	1,137,550
City of Houston
Refunding Revenue Bonds
Convention & Entertainment Series 2015
09/01/27	5.000%	1,215,000	1,393,180
Convention & Entertainment Series 2015
09/01/29	5.000%	1,500,000	1,701,000
Convention & Entertainment Facilities Series 2014
09/01/30	5.000%	1,000,000	1,129,420
City of Houston Airport System
Subordinated Refunding Revenue Bonds
Lien Series 2012B
07/01/28	5.000%	7,000,000	7,871,850
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien Series 2016B
11/15/32	5.000%	10,000,000	11,713,000
City of Lubbock
Limited General Obligation Notes
CTFS Obligation Series 2016
02/15/33	4.000%	1,000,000	1,047,140
CTFS Obligation Series 2016
02/15/34	4.000%	1,000,000	1,040,810
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership Series 2015
08/15/35	5.500%	11,500,000	11,593,150
Conroe Independent School District
Prerefunded 02/15/18 Unlimited General Obligation Bonds
School Building Series 2009A
02/15/25	5.250%	1,135,000	1,185,212
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Harris
Unlimited General Obligation Refunding Bonds
Road Series 2015A
10/01/26	5.000%	10,000,000	11,977,800
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/28	5.000%	21,380,000	23,889,371
Duncanville Independent School District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Series 2005 (Permanent School Fund Guarantee)
02/15/22	0.000%	2,000,000	1,806,940
Harris County Industrial Development Corp.
Revenue Bonds
Deer Park Refining Project Series 2008
05/01/18	4.700%	12,000,000	12,389,160
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien Series 2014C
11/15/32	5.000%	500,000	550,720
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc. Series 2011
05/15/31	6.500%	535,000	642,990
Unrefunded Revenue Bonds
Cosmos Foundation, Inc. Series 2011
05/15/31	6.500%	465,000	531,221
Lewisville Independent School District
Prerefunded 02/15/19 Unlimited General Obligation Bonds
School Building Series 2009
08/15/21	5.000%	1,000,000	1,076,260
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp. Series 2011
05/15/27	5.000%	11,195,000	12,352,115
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/36	4.000%	1,250,000	1,228,412
NCCD-College Station Properties LLC Series 2015
07/01/35	5.000%	4,000,000	4,204,480

18	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NCCD-College Station Properties LLC Series 2015A
07/01/30	5.000%	7,800,000	8,341,008
North Harris County Regional Water Authority
Prerefunded 12/15/18 Revenue Bonds
Senior Lien Series 2008
12/15/20	5.250%	4,415,000	4,755,794
North Texas Tollway Authority
Prerefunded 01/01/18 Revenue Bonds
System-1st Tier Series 2008
01/01/22	6.000%	12,280,000	12,841,073
Refunding Revenue Bonds
2nd Tier Series 2015A
01/01/32	5.000%	16,800,000	18,787,440
Series 2016A
01/01/27	5.000%	2,550,000	2,926,380
System-2nd Tier
01/01/31	5.000%	1,365,000	1,533,441
Unrefunded Revenue Bonds
System-1st Tier Series 2008
01/01/22	6.000%	1,720,000	1,789,041
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/21	5.000%	2,300,000	2,578,622
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools Series 2010A
08/15/20	5.125%	1,115,000	1,172,523
Idea Public Schools Series 2010A
08/15/24	5.750%	1,590,000	1,727,392
Southwest Higher Education Authority, Inc.
Prerefunded 10/01/19 Revenue Bonds
Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,097,060
Spring Independent School District
Prerefunded 08/15/18 Unlimited General Obligation Bonds
Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	750,000	795,255
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	3,552,600
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	750,000	820,387
West Harris County Regional Water Authority
Revenue Bonds
Series 2009
12/15/25	5.000%	1,000,000	1,085,190
Total			227,555,892
Vermont 0.7%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center Series 2016A
12/01/33	5.000%	12,445,000	13,721,733
Virgin Islands, U.S. 0.4%
Virgin Islands Public Finance Authority(g)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	9,565,000	7,559,124
Virgin Islands Water & Power Authority - Electric System(g)
Refunding Revenue Bonds
Series 2012A
07/01/21	4.000%	455,000	370,115
Total			7,929,239
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project Series 2012
03/01/26	4.250%	1,000,000	996,540
Virginia College Building Authority
Prerefunded 09/01/18 Revenue Bonds
Public Higher Education Financing Series 2009
09/01/24	5.000%	5,000	5,311
Public Higher Education Financing Series 2009
09/01/24	5.000%	995,000	1,056,809
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/30	5.000%	1,500,000	1,517,580

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Resources Authority
Prerefunded 10/01/19 Revenue Bonds
State Revolving Fund Series 2009
10/01/22	5.000%	500,000	548,875
Total			4,125,115
Washington 1.9%
Energy Northwest
Unrefunded Revenue Bonds
Columbia Generating Station Series 2007
07/01/22	5.000%	690,000	701,316
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/25	5.000%	2,960,000	2,866,375
Series 2015A
12/01/30	5.750%	2,820,000	2,701,729
Port of Seattle
Refunding Revenue Bonds
Intermediate Lien Series 2016
02/01/27	5.000%	1,000,000	1,184,790
State of Washington
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax Series 2010B
08/01/26	5.000%	18,270,000	19,959,792
Unlimited General Obligation Bonds
Series 2015A-1
08/01/30	5.000%	8,720,000	10,147,900
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key Series 2015A
07/01/30	6.500%	320,000	317,859
Heron’s Key Series 2015A
07/01/35	6.750%	1,090,000	1,081,978
Total			38,961,739
West Virginia 0.2%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	4,611,069
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 1.0%
Public Finance Authority
Refunding Revenue Bonds
Celanese Project Series 2016D
11/01/30	4.050%	1,485,000	1,438,430
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	1,000,000	1,082,620
Series 2009A
05/01/23	5.125%	14,000,000	15,185,660
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group Series 2015
08/15/31	5.000%	1,000,000	1,110,520
Rogers Memorial Hospital, Inc. Series 2014A
07/01/34	5.000%	2,500,000	2,675,550
Total			21,492,780
Total Municipal Bonds (Cost $1,954,766,636)			2,038,193,448

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.440%(h)	1,741,696	1,741,696
Total Money Market Funds (Cost $1,741,696)		1,741,696
Total Investments (Cost $1,983,748,332)		2,067,175,144
Other Assets and Liabilities, Net		28,307,244
Net Assets		$2,095,482,388

20	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $23,380,039 or 1.12% of net assets.
(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2017, the value of these securities amounted to $1,018,755 which represents 0.05% of net assets.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $18,029,663 or 0.86% of net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corporation
BNY	Bank of New York
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,983,748,000	100,663,000	(17,236,000)	83,427,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	27,240,000	—	27,240,000
Municipal Bonds	—	2,038,193,448	—	2,038,193,448
Money Market Funds	1,741,696	—	—	1,741,696
Total Investments	1,741,696	2,065,433,448	—	2,067,175,144
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
22	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.2%
Massachusetts Health & Educational Facilities Authority(a)
Revenue Bonds
Partners Health VRDN Series 2009P-2
07/01/27	0.640%	3,000,000	3,000,000
Total Floating Rate Notes (Cost $3,000,000)			3,000,000

Municipal Bonds 97.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.3%
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/31	5.000%	1,900,000	2,187,755
Revenue Bonds
Series 2015A
07/01/26	5.000%	600,000	714,468
Series 2015A
07/01/27	5.000%	300,000	355,107
Total			3,257,330
Assisted Living 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord Series 2007
11/01/17	5.000%	100,000	101,002
1st Mortgage-VOA Concord Series 2007
11/01/27	5.125%	1,500,000	1,498,350
Total			1,599,352
Charter Schools 1.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
International Charter School Series 2015
04/15/25	5.000%	500,000	537,185
International Charter School Series 2015
04/15/33	5.000%	1,335,000	1,405,555
Revenue Bonds
Foxborough Regional Charter School Series 2010A
07/01/30	6.375%	2,725,000	2,913,488
Total			4,856,228
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 18.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College Series 2015A
10/01/25	5.000%	600,000	709,284
Babson College Series 2015A
10/01/26	5.000%	200,000	233,854
Berklee College of Music Series 2016
10/01/28	5.000%	325,000	381,414
College of the Holy Cross Series 2016A
09/01/34	5.000%	500,000	575,545
Simmons College Series 2015K-1
10/01/26	5.000%	3,005,000	3,377,560
Simmons College Series 2015K-1
10/01/28	5.000%	1,100,000	1,220,857
Tufts University Series 2015Q
08/15/30	5.000%	1,000,000	1,161,100
Western New England University Series 2015
09/01/32	5.000%	500,000	542,815
Western New England University Series 2015
09/01/33	5.000%	1,225,000	1,324,311
Western New England University Series 2015
09/01/34	5.000%	1,285,000	1,383,341
Worcester Polytechnic Institute Series 2016
09/01/32	5.000%	880,000	1,007,477
Worcester Polytechnic Institute Series 2016
09/01/33	5.000%	700,000	797,069
Worcester Polytechnic Institute Series 2016
09/01/34	5.000%	500,000	566,700
Revenue Bonds
Bentley University Series 2016
07/01/35	4.000%	1,000,000	1,030,880
Bentley University Series 2016
07/01/36	4.000%	1,000,000	1,022,850

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Berklee College of Music Series 2016
10/01/33	5.000%	1,150,000	1,316,773
Boston College Series 2007P
07/01/20	5.000%	3,260,000	3,314,181
Brandeis University Series 2010O-2
10/01/24	5.000%	5,000,000	5,490,850
Massachusetts College-Pharmacy & Allied Health Series 2013
07/01/25	5.000%	675,000	769,318
Merrimack College Series 2012A
07/01/27	5.000%	1,075,000	1,139,758
Simmons College Series 2013J
10/01/24	5.250%	500,000	570,740
Simmons College Series 2013J
10/01/25	5.500%	450,000	518,823
Wheelock College Series 2007C
10/01/17	5.000%	265,000	269,910
Unrefunded Revenue Bonds
Worcester Polytech Series 2007 (NPFGC)
09/01/22	5.000%	415,000	424,097
Massachusetts Health & Educational Facilities Authority
Refunding Revenue Bonds
Berklee College of Music Series 2007
10/01/32	5.000%	170,000	174,114
Revenue Bonds
Boston College Series 2008M-1
06/01/24	5.500%	3,000,000	3,581,400
Massachusetts Institute of Technology Series 2002K
07/01/22	5.500%	1,000,000	1,196,710
Massachusetts Institute of Technology Series 2004M
07/01/19	5.250%	610,000	669,127
Northeastern University Series 2008T-1
10/01/28	5.000%	1,750,000	1,965,495
Northeastern University Series 2008T-2
10/01/29	5.000%	4,045,000	4,525,020
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk University Series 2009A
07/01/24	6.000%	2,100,000	2,301,873
Massachusetts State College Building Authority
Revenue Bonds
Series 2012A
05/01/29	5.000%	3,000,000	3,404,700
Total			46,967,946
Hospital 18.2%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Boston Medical Center Series 2016E
07/01/33	5.000%	2,000,000	2,137,760
Caregroup Series 2015H-1
07/01/30	5.000%	1,170,000	1,316,940
Caregroup Series 2016I
07/01/33	5.000%	3,000,000	3,365,940
Lahey Clinic Obligation Series 2015F
08/15/31	5.000%	3,000,000	3,374,400
Lahey Clinic Obligation Series 2015F
08/15/34	5.000%	2,250,000	2,490,232
Partners Healthcare System Series 2015
07/01/32	5.000%	2,795,000	3,132,915
Partners HealthCare System Series 2016
07/01/31	5.000%	3,000,000	3,425,490
South Shore Hospital Series 2016I
07/01/29	5.000%	2,000,000	2,274,980
South Shore Hospital Series 2016I
07/01/30	5.000%	1,400,000	1,581,580
UMass Memorial Health Care Series 2016I
07/01/30	5.000%	2,295,000	2,536,113
Revenue Bonds
Baystate Medical Center Series 2014N
07/01/28	5.000%	1,000,000	1,130,670
Baystate Medical Center Series 2014N
07/01/34	5.000%	1,500,000	1,650,960

2	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Berkshire Health System Series 2012G
10/01/26	5.000%	1,200,000	1,310,844
Children’s Hospital Series 2014P
10/01/31	5.000%	1,200,000	1,380,972
Dana-Farber Cancer Institute Series 2016
12/01/32	5.000%	2,000,000	2,269,060
Milford Regional Medical Center Series 2014F
07/15/26	5.000%	315,000	346,809
Southcoast Health System Obligation Group Series 2013
07/01/27	5.000%	1,050,000	1,175,958
UMass Memorial Health Care Obligation Series 2011H
07/01/26	5.125%	2,000,000	2,192,760
Unrefunded Revenue Bonds
Boston Medical Center Series 2012
07/01/27	5.250%	1,850,000	2,042,530
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center Series 2007E
07/15/17	5.000%	1,050,000	1,068,564
Milford Regional Medical Center Series 2007E
07/15/22	5.000%	1,500,000	1,522,395
Partners Healthcare Series 2010J-2
07/01/22	5.000%	5,000,000	5,423,750
Total			47,151,622
Human Service Provider 0.3%
Massachusetts Development Finance Agency
Revenue Bonds
Evergreen Center, Inc. Series 2005
01/01/20	5.500%	855,000	856,804
Joint Power Authority 3.7%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	3,785,000	4,149,836
Series 2010-1
07/01/25	5.000%	2,000,000	2,175,080
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative Series 2013
07/01/27	5.000%	2,720,000	3,118,208
Total			9,443,124
Local General Obligation 1.5%
City of Fall River
Limited General Obligation Refunding Bonds
State Qualified Series 2012
03/01/21	4.000%	335,000	366,383
City of Springfield
Unrefunded Limited General Obligation Bonds
State Qualified Series 2007 (AGM)
08/01/21	4.500%	1,695,000	1,699,424
Town of Braintree
Limited General Obligation Refunding Bonds
Series 2015
05/15/27	5.000%	1,000,000	1,208,800
Series 2015
05/15/28	5.000%	600,000	725,544
Total			4,000,151
Multi-Family 1.3%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project Series 2016
10/01/33	5.000%	1,235,000	1,311,755
UMass Boston Student Housing Project Series 2016
10/01/34	5.000%	2,000,000	2,116,160
Total			3,427,915
Municipal Power 0.3%
Guam Power Authority(b)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/24	5.000%	630,000	712,272
Other Bond Issue 4.7%
Boston Housing Authority
Revenue Bonds
Capital Fund Program Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,224,115
Capital Fund Program Series 2008 (AGM)
04/01/23	5.000%	1,865,000	1,942,174

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Fund Program Series 2008 (AGM)
04/01/24	5.000%	3,260,000	3,393,725
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds Series 2014
05/01/29	5.000%	1,000,000	1,144,790
Green Bonds Series 2014
05/01/31	5.000%	1,000,000	1,132,910
Massachusetts Development Finance Agency
Refunding Revenue Bonds
WGBH Educational Foundation Series 2016
01/01/33	4.000%	1,085,000	1,126,414
Revenue Bonds
Broad Institute Series 2011A
04/01/23	5.250%	1,000,000	1,141,130
Total			12,105,258
Pool / Bond Bank 3.2%
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program Series 2006
08/01/20	5.250%	3,000,000	3,394,980
Revenue Bonds
Pool Program Series 2005-11
08/01/19	5.250%	4,465,000	4,910,964
Total			8,305,944
Prep School 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield Series 2015
05/01/30	5.000%	1,035,000	1,139,390
Revenue Bonds
Park School Series 2012
09/01/20	5.000%	150,000	165,463
Park School Series 2012
09/01/21	5.000%	330,000	370,115
Total			1,674,968
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 6.9%
Massachusetts Development Finance Agency
Prerefunded 05/01/19 Revenue Bonds
Dominion Energy Brayton 1 Series 2009
12/01/42	5.750%	3,460,000	3,805,966
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center Series 2012
07/01/27	5.250%	1,845,000	2,174,203
Revenue Bonds
Noble & Greenough School Series 2011 Escrowed to Maturity
04/01/21	4.000%	1,500,000	1,648,350
Massachusetts State College Building Authority(c)
Revenue Bonds
Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/28	0.000%	4,000,000	2,915,840
Massachusetts Water Pollution Abatement Trust (The)
Prerefunded 08/01/19 Revenue Bonds
State Revolving Fund Series 2009-14
08/01/24	5.000%	3,100,000	3,387,649
Puerto Rico Highways & Transportation Authority(b)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/22	5.250%	1,075,000	1,261,351
University of Massachusetts Building Authority
Prerefunded 05/01/19 Revenue Bonds
Senior Series 2009-1
05/01/23	5.000%	2,500,000	2,711,400
Total			17,904,759
Retirement Communities 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community Series 2015
07/01/31	5.000%	750,000	827,932
Revenue Bonds
1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	230,000	233,928
1st Mortgage-Orchard Cove Series 2007
10/01/18	5.000%	515,000	522,401
Total			1,584,261

4	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 6.1%
Massachusetts Bay Transportation Authority(c)
Refunding Revenue Bonds
Series 2016A
07/01/31	0.000%	3,000,000	1,869,480
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2003A
07/01/19	5.250%	625,000	684,794
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,501,148
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,118,555
Senior Series 2008B
07/01/23	5.000%	910,000	1,073,937
Massachusetts School Building Authority
Revenue Bonds
Senior Series 2011B
10/15/27	5.000%	4,000,000	4,565,160
Total			15,813,074
Single Family 0.8%
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/44	4.000%	1,935,000	2,051,700
Special Non Property Tax 1.0%
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/31	5.000%	950,000	984,266
Virgin Islands Public Finance Authority(b)
Revenue Bonds
Matching Fund Loan Notes-Senior Lien Series 2010A
10/01/25	5.000%	2,000,000	1,500,520
Total			2,484,786
Special Property Tax 1.7%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/25	5.000%	3,210,000	3,612,245
Series 2011
07/01/27	5.000%	775,000	865,164
Total			4,477,409
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.8%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project Series 2000
08/01/21	6.000%	1,750,000	1,949,675
State General Obligation 13.3%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016E
04/01/33	4.000%	1,000,000	1,046,800
Series 2016I
12/01/30	5.000%	3,000,000	3,560,940
Limited General Obligation Refunding Bonds
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	5,554,100
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	2,858,275
Series 2004B
08/01/20	5.250%	3,000,000	3,389,100
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	4,724,400
Series 2016A
07/01/32	5.000%	2,500,000	2,918,625
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,207,550
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,236,852
Total			34,496,642
Student Loan 1.9%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I Series 2010A
01/01/22	5.500%	4,625,000	5,025,109
Turnpike / Bridge / Toll Road 1.9%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Revenue Bonds
Senior Series 2010B
01/01/22	5.000%	2,180,000	2,386,446
Senior Series 2010B
01/01/32	5.000%	2,400,000	2,609,376
Total			4,995,822

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 6.7%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General Series 2007B (AGM / TCRS)
08/01/23	5.250%	5,500,000	6,615,785
Green Bonds Series 2016C
08/01/36	4.000%	3,000,000	3,127,740
Series 2012B
08/01/28	5.000%	5,000,000	5,720,100
Revenue Bonds
General Series 2002J (AGM / TCRS)
08/01/18	5.250%	1,000,000	1,064,120
Springfield Water & Sewer Commission
Refunding Revenue Bonds
General Series 2012C
07/15/26	5.000%	365,000	425,969
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
General Series 2014C
07/15/24	5.000%	260,000	309,143
Total			17,262,857
Total Municipal Bonds (Cost $242,610,569)			252,405,008

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.440%(d)	479,261	479,261
Total Money Market Funds (Cost $479,261)		479,261
Total Investments (Cost: $246,089,830)		255,884,269
Other Assets & Liabilities, Net		2,975,496
Net Assets		258,859,765

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $4,458,409 or 1.72 % of net assets.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
246,090,000	12,732,000	(2,938,000)	9,794,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
6	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	3,000,000	—	3,000,000
Municipal Bonds	—	252,405,008	—	252,405,008
Money Market Funds	479,261	—	—	479,261
Total Investments	479,261	255,405,008	—	255,884,269
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 2.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Local General Obligation 0.8%
City of New York(a)
Unlimited General Obligation Bonds
VRDN Subordinated Series 1994H-3 (AGM)
08/01/20	0.630%	2,200,000	2,200,000
Variable Rate Demand Notes 2.0%
City of New York(a)
Unlimited General Obligation Bonds
Fiscal 2015 VRDN Subordinated Series 2015
06/01/44	0.630%	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured(a)
Revenue Bonds
NYC Recovery VRDN Subordinated Series 20021-C
11/01/22	0.630%	2,890,000	2,890,000
Total			4,990,000
Total Floating Rate Notes (Cost $7,190,000)			7,190,000

Municipal Bonds 95.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 1.0%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School Series 2013
07/01/23	5.000%	2,375,000	2,271,830
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School Series 2016
07/01/46	6.250%	420,000	375,673
Total			2,647,503
Disposal 1.4%
Babylon Industrial Development Agency
Revenue Bonds
Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	1,750,000	1,809,780
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	885,992
Series 2011
04/01/20	5.000%	870,000	947,299
Total			3,643,071
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 1.9%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai Series 2015
07/01/30	5.000%	3,400,000	3,812,386
Revenue Bonds
Mount Sinai School of Medicine Series 2010A
07/01/21	5.000%	1,000,000	1,104,510
Total			4,916,896
Higher Education 7.8%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services Series 2014
12/01/31	5.000%	500,000	556,770
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens Series 2014A
06/01/29	5.000%	225,000	260,593
City University of New York-Queens Series 2014A
06/01/30	5.000%	300,000	345,870
County of Saratoga
Refunding Revenue Bonds
Skidmore College Series 2014B
07/01/21	5.000%	200,000	226,870
Skidmore College Series 2014B
07/01/22	5.000%	220,000	253,601
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America Project Series 2016
07/01/27	5.000%	325,000	372,947
Culinary Institute of America Project Series 2016
07/01/28	5.000%	150,000	170,558
Revenue Bonds
Marist College Project Series 2015A
07/01/29	5.000%	1,000,000	1,135,040
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College Series 2012
09/01/24	5.000%	600,000	687,570

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hobart & William Smith College Series 2012
09/01/25	5.000%	300,000	341,589
Hempstead Town Local Development Corp.
Refunding Revenue Bonds
Adelphi University Project Series 2014
10/01/34	5.000%	300,000	333,855
Revenue Bonds
Hofstra University Project Series 2013
07/01/28	5.000%	1,170,000	1,320,567
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College Series 2015A
07/01/30	5.000%	700,000	803,439
New School Series 2015A
07/01/29	5.000%	450,000	516,141
Pratt Institute Series 2015A
07/01/34	5.000%	2,000,000	2,208,160
St. John’s University Series 2015A
07/01/30	5.000%	2,340,000	2,659,667
Revenue Bonds
Cornell University Series 2009A
07/01/25	5.000%	1,000,000	1,092,250
Culinary Institute of America Series 2012
07/01/28	5.000%	500,000	541,965
New York University Series 1998A (NPFGC)
07/01/20	5.750%	2,000,000	2,292,840
Rochester Institute of Technology Series 2010
07/01/21	5.000%	1,000,000	1,113,660
St. John’s University Series 2012A
07/01/27	5.000%	470,000	533,121
Teachers College Series 2009
03/01/24	5.000%	1,000,000	1,069,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oneida County Industrial Development Agency(c)
Revenue Bonds
Hamilton College Project Series 2007A (NPFGC)
07/01/20	0.000%	1,000,000	874,980
Total			19,711,303
Hospital 10.1%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System Series 2015
07/01/27	5.000%	400,000	447,276
Catholic Health System Series 2015
07/01/28	5.000%	360,000	400,176
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project Series 2014
07/01/28	5.000%	150,000	168,119
New York Methodist Hospital Project Series 2014
07/01/29	5.000%	175,000	195,038
County of Saratoga
Revenue Bonds
Saratoga Hospital Project Series 2013A
12/01/24	5.000%	1,085,000	1,246,904
Saratoga Hospital Project Series 2013A
12/01/25	5.000%	1,115,000	1,273,876
Saratoga Hospital Project Series 2013A
12/01/27	5.000%	1,225,000	1,383,037
Dutchess County Local Development Corp.
Revenue Bonds
Series 2014A
07/01/34	5.000%	300,000	323,472
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project Series 2015
07/01/25	5.000%	450,000	527,090
Highland Hospital Rochester Project Series 2015
07/01/26	5.000%	350,000	406,525
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services Series 2011
07/01/19	5.000%	1,840,000	1,981,772

2	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Catholic Health Services Series 2011
07/01/20	5.000%	2,815,000	3,101,342
Revenue Bonds
Catholic Health Services of Long Island Series 2014
07/01/32	5.000%	1,250,000	1,350,312
Catholic Health Services of Long Island Series 2014
07/01/33	5.000%	675,000	726,901
New York State Dormitory Authority
Refunding Revenue Bonds
North Shore - Long Island Jewish Obligation Group Series 2015A
05/01/31	5.000%	3,000,000	3,384,060
NYU Hospitals Center Series 2014
07/01/30	5.000%	1,000,000	1,129,600
NYU Hospitals Center Series 2014
07/01/31	5.000%	1,000,000	1,123,590
NYU Hospitals Center Series 2016
07/01/33	5.000%	360,000	402,379
Revenue Bonds
Memorial Sloan-Kettering Cancer Center Series 2012
07/01/27	5.000%	500,000	564,895
Mount Sinai Hospital Series 2010A
07/01/26	5.000%	1,725,000	1,876,593
Mount Sinai Hospital Series 2011A
07/01/31	5.000%	2,000,000	2,153,960
Orange Regional Medical Center Series 2008
12/01/29	6.125%	1,350,000	1,457,338
Total			25,624,255
Investor Owned 0.6%
New York State Energy Research & Development Authority
Refunding Revenue Bonds
New York State Electric & Gas Series 1994
02/01/29	2.000%	1,500,000	1,487,985
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 1.0%
New York State Dormitory Authority
Revenue Bonds
Municipal Health Facilities Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,589,650
Local General Obligation 13.2%
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2008I-1
02/01/23	5.000%	2,000,000	2,076,820
Unlimited General Obligation Bonds
Series 2007D-1
12/01/21	5.000%	2,000,000	2,065,540
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/30	5.000%	1,500,000	1,734,840
Unlimited Obligation Refunding Notes
Series 2016C
08/01/32	5.000%	2,000,000	2,308,340
Unrefunded Unlimited General Obligation Bonds
Series 2007D
02/01/24	5.000%	630,000	631,947
City of Schenectady
Limited General Obligation Refunding Bonds
Series 2016 (AGM)
05/15/26	5.000%	1,000,000	1,195,110
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/23	5.000%	405,000	472,080
Limited General Obligation Refunding Bonds
Series 2015A
03/01/24	5.000%	1,000,000	1,168,670
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/28	5.000%	1,780,000	2,064,818
Limited General Obligation Notes
Series 2015A (AGM)
03/15/23	5.000%	1,250,000	1,395,125
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement Series 2014 (BAM)
09/15/28	5.000%	1,375,000	1,600,528

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Erie
Limited General Obligation Bonds
Public Improvement Series 2012A
04/01/25	5.000%	500,000	566,510
County of Monroe
Limited General Obligation Bonds
Series 2016 BAM
06/01/26	5.000%	2,330,000	2,739,334
County of Nassau
Limited General Obligation Refunding Bonds
Series 2016A
01/01/32	5.000%	1,640,000	1,870,108
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/24	5.000%	1,450,000	1,666,383
County of Suffolk
Unlimited General Obligation Bonds
Public Improvement Series 2008B
11/01/19	5.000%	2,315,000	2,456,146
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing Series 2013E (AGM)
10/01/31	5.000%	500,000	571,695
School Districts Financing Program Series 2015B (AGM)
10/01/27	5.000%	2,010,000	2,381,247
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed Series 2013
03/15/28	5.000%	2,180,000	2,382,566
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/23	5.000%	1,850,000	2,078,604
Total			33,426,411
Multi-Family 1.7%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Empire Commons Student Housing Series 2016
05/01/30	5.000%	350,000	401,695
Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Series 2014E
02/15/48	3.500%	1,000,000	983,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Residential Institution for Children Series 2008A-1
06/01/33	5.000%	1,700,000	1,770,567
Tompkins County Development Corp.
Revenue Bonds
Tompkins Cortland Community College Series 2013
07/01/18	5.000%	1,045,000	1,078,012
Total			4,234,114
Municipal Power 6.1%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/34	5.000%	2,000,000	2,213,680
Series 2016B
09/01/30	5.000%	4,500,000	5,155,875
Revenue Bonds
Electric System General Purpose Series 2015B
09/01/32	5.000%	765,000	858,460
Series 2009A
04/01/21	5.250%	1,000,000	1,069,330
Series 2009A
04/01/22	5.500%	3,000,000	3,219,180
Series 2011A
05/01/21	5.000%	1,000,000	1,124,960
Series 2012B
09/01/26	5.000%	1,510,000	1,690,777
Total			15,332,262
Other Bond Issue 2.0%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/29	5.000%	545,000	618,597
Series 2015
07/01/31	5.000%	715,000	806,470
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Alvin Ailey Dance Foundation Series 2016SE
07/01/32	4.000%	305,000	316,642
Alvin Ailey Dance Foundation Series 2016SE
07/01/33	4.000%	715,000	737,651

4	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project Series 2011
11/15/31	5.000%	2,350,000	2,617,007
Total			5,096,367
Other Revenue 0.9%
Brooklyn Arena Local Development Corp.
Refunding Revenue Bonds
Barclays Center Project Series 2016A
07/15/27	5.000%	2,000,000	2,299,900
Pool / Bond Bank 3.2%
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program Series 2012B
10/01/26	5.000%	3,000,000	3,396,840
Unrefunded Revenue Bonds
School Districts Bond Financing Program Series 2008 (AGM)
10/01/23	5.000%	1,370,000	1,453,515
School Districts Bond Financing Program Series 2009 (AGM)
10/01/22	5.000%	180,000	195,001
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds-New York City Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,166,680
Total			8,212,036
Ports 2.4%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th Series 2014
09/01/30	5.000%	2,000,000	2,320,920
Revenue Bonds
Consolidated 161st Series 2009
10/15/31	5.000%	3,390,000	3,696,659
Total			6,017,579
Prep School 1.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project Series 2014
07/01/26	5.000%	475,000	559,507
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Horace Mann School Project Series 2014
07/01/27	5.000%	600,000	702,960
Series 2015
06/01/26	5.000%	225,000	261,135
Series 2015
06/01/28	5.000%	250,000	286,830
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project Series 2015A
01/01/34	5.000%	450,000	497,291
Emma Willard School Project Series 2015A
01/01/35	5.000%	590,000	650,286
Total			2,958,009
Recreation 0.6%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project Series 2015
08/01/29	5.000%	430,000	485,668
Revenue Bonds
YMCA of Greater New York Project Series 2012
08/01/32	5.000%	500,000	545,850
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art Series 2016S
04/01/31	4.000%	500,000	546,060
Total			1,577,578
Refunded / Escrowed 8.9%
Elizabeth Forward School District(c)
Unlimited General Obligation Bonds
Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)
09/01/20	0.000%	2,210,000	2,079,411
Metropolitan Transportation Authority
Prerefunded 11/15/18 Revenue Bonds
Series 2008
11/15/23	6.250%	30,000	32,750
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group Series 2009A
05/01/30	5.250%	4,000,000	4,359,440

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine Series 2009
07/01/27	5.500%	4,000,000	4,404,400
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center Series 2011A
07/01/23	5.125%	1,000,000	1,123,480
Prerefunded 10/01/19 Revenue Bonds
School Districts Bond Financing Program Series 2009 (AGM)
10/01/22	5.000%	2,820,000	3,098,391
New York State Dormitory Authority(c)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/25	0.000%	3,750,000	3,144,075
Onondaga Civic Development Corp.
Prerefunded 07/01/19 Revenue Bonds
St. Joseph’s Hospital Health Center Project Series 2014
07/01/25	5.000%	500,000	545,120
Puerto Rico Highways & Transportation Authority(d)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/22	5.250%	355,000	416,539
Saratoga County Industrial Development Agency
Prerefunded 12/01/17 Revenue Bonds
Saratoga Hospital Project Series 2007B
12/01/22	5.000%	500,000	517,065
Saratoga Hospital Project Series 2007B
12/01/27	5.125%	500,000	517,585
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose Series 1999B
01/01/30	5.500%	2,000,000	2,360,100
Total			22,598,356
Retirement Communities 3.0%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project Series 2016
11/01/36	5.250%	750,000	812,422
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park Series 2015
11/15/29	5.000%	550,000	589,864
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orchard Park Series 2015
11/15/30	5.000%	650,000	691,964
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association Series 2012
07/01/26	5.000%	740,000	775,476
Miriam Osborn Memorial Home Association Series 2012
07/01/27	5.000%	700,000	730,471
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project Series 2014
07/01/29	5.000%	1,000,000	1,088,360
Kendal at Ithaca, Inc. Project Series 2014
07/01/34	5.000%	1,000,000	1,062,280
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/27	6.000%	1,730,000	1,735,899
Total			7,486,736
Sales Tax 1.0%
Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds
Fiscal 2015 Series 2014A
10/15/24	5.000%	2,000,000	2,418,680
Special Non Property Tax 8.5%
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured Subordinated Series 2009A-1
05/01/27	5.000%	5,000,000	5,403,800
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Series 2007S-2 (NPFGC)
01/15/21	5.000%	4,300,000	4,313,244
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Future Tax Series 2016E-1
02/01/32	5.000%	3,000,000	3,470,190
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured Series 2015
11/15/27	5.000%	4,120,000	4,834,861

6	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Education Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,253,890
Virgin Islands Public Finance Authority(d)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	1,740,000	1,375,105
Revenue Bonds
Matching Fund Loan Notes-Senior Lien Series 2010A
10/01/25	5.000%	1,000,000	750,260
Total			21,401,350
State Appropriated 5.9%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project Series 2011A
05/01/30	5.250%	1,440,000	1,607,314
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract Series 2009A
07/01/24	5.000%	3,000,000	3,248,280
Revenue Bonds
Schools Program Series 2000
07/01/20	6.250%	855,000	858,488
State University Educational Facilities 3rd General Series 2005A (NPFGC)
05/15/21	5.500%	1,000,000	1,162,730
State University Educational Facilities Series 1993A
05/15/19	5.500%	2,500,000	2,670,675
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract Series 2008B
01/01/26	5.000%	3,125,000	3,287,656
Service Contract Series 2008C
01/01/22	5.000%	2,000,000	2,105,260
Total			14,940,403
Tobacco 2.1%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/29	5.000%	3,000,000	3,109,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/31	5.000%	2,000,000	2,211,900
Total			5,321,580
Transportation 5.2%
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds Series 2016A-1
11/15/32	5.000%	3,000,000	3,436,020
Series 2005B (AMBAC)
11/15/24	5.250%	750,000	901,747
Series 2014C
11/15/29	5.000%	3,000,000	3,465,150
Transportation Series 2010D
11/15/28	5.250%	3,000,000	3,375,000
Transportation Series 2014B
11/15/22	5.000%	1,000,000	1,161,720
Unrefunded Revenue Bonds
Series 2008
11/15/23	6.250%	685,000	746,157
Total			13,085,794
Turnpike / Bridge / Toll Road 4.7%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/29	5.000%	1,850,000	2,127,241
Series 2014K
01/01/32	5.000%	1,000,000	1,130,200
Revenue Bonds
Junior Lien Series 2016A
01/01/33	5.000%	3,500,000	3,947,650
Niagara Falls Bridge Commission
Revenue Bonds
Bridge System Series 1993A (AGM)
10/01/19	4.000%	1,265,000	1,327,415
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose Series 2011A
01/01/25	5.000%	3,000,000	3,434,520
Total			11,967,026

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.2%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/28	5.000%	700,000	803,719
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service Series 2008
09/01/28	5.100%	1,155,000	1,185,781
Water Service Series 2008
09/01/28	5.100%	570,000	585,190
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/27	5.000%	145,000	168,055
Series 2015A
04/01/28	5.000%	175,000	201,478
Total			2,944,223
Total Municipal Bonds (Cost $235,506,231)			241,939,067
Money Market Funds 0.4%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.440%(e)	1,036,331	1,036,331
Total Money Market Funds (Cost $1,036,331)		1,036,331
Total Investments (Cost: $243,732,562)		250,165,398
Other Assets & Liabilities, Net		2,984,900
Net Assets		253,150,298

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $375,673 or 0.15% of net assets.
(c)	Zero coupon bond.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $2,541,904 or 1.00% of net assets.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
243,733,000	8,882,000	(2,450,000)	6,432,000
8	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	7,190,000	—	7,190,000
Municipal Bonds	—	241,939,067	—	241,939,067
Money Market Funds	1,036,331	—	—	1,036,331
Total Investments	1,036,331	249,129,067	—	250,165,398
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017	9

Portfolio of Investments
Columbia California Tax-Exempt Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.4%
California Infrastructure & Economic Development Bank(a),(b)
Refunding Revenue Bonds
Los Angeles Museum VRDN Series 2008A (Wells Fargo Bank)
09/01/37	0.500%	1,800,000	1,800,000
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten VRDN Series 2013A2 (State Street)
05/01/34	0.500%	2,800,000	2,800,000
VRDN Subordinated Series 2010B-7 (JPMorgan Chase Bank)
05/01/40	0.510%	2,400,000	2,400,000
Total			7,000,000
Total Floating Rate Notes (Cost $7,000,000)			7,000,000

Municipal Bonds 97.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.5%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B AMT (BAM)
07/01/28	5.000%	500,000	546,815
Series 2013B AMT (BAM)
07/01/30	5.125%	1,050,000	1,145,697
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International Airport Subordinated Series 2017 AMT
05/15/41	5.000%	1,500,000	1,652,025
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/39	5.250%	2,500,000	2,693,200
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/41	5.000%	5,500,000	6,110,170
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,173,460
County of Sacramento Airport System(c)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,042,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Revenue Bonds
San Francisco International Airport Series 2016 AMT
05/01/41	5.000%	3,305,000	3,636,062
San Francisco City & County Airports Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,574,010
2nd Series 2011F AMT
05/01/29	5.000%	5,210,000	5,697,500
San Francisco City & County Airports Commission-San Francisco International Airport(c)
Revenue Bonds
Series 2014A AMT
05/01/44	5.000%	6,000,000	6,491,700
Total			33,763,439
Charter Schools 3.7%
California Municipal Finance Authority(d)
Revenue Bonds
Julian Charter School Project Series 2015A
03/01/45	5.625%	3,000,000	2,927,490
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools Series 2016
08/01/41	5.000%	1,750,000	1,809,867
Aspire Public Schools Series 2016
08/01/46	5.000%	2,250,000	2,319,120
Revenue Bonds
Alliance College-Ready Public Schools Series 2015
07/01/35	5.000%	3,010,000	3,030,438
Alliance College-Ready Public Schools Series 2015
07/01/45	5.000%	1,705,000	1,694,685
Green Dot Public School Project Series 2015A
08/01/35	5.000%	1,510,000	1,607,818
KIPP Los Angeles Projects Series 2015A
07/01/45	5.000%	1,000,000	1,029,730
River Springs Charter School Project Series 2015
07/01/46	6.375%	3,000,000	3,059,400
River Springs Charter School Project Series 2015
07/01/46	6.375%	420,000	428,316

Columbia California Tax-Exempt Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects Series 2014A
07/01/44	5.125%	1,000,000	1,034,540
Total			18,941,404
Health Services 1.1%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project Series 2015
11/01/39	5.000%	2,000,000	2,132,620
Inland Regional Center Project Series 2015
06/15/45	5.000%	3,500,000	3,708,425
Total			5,841,045
Higher Education 6.1%
California Educational Facilities Authority
Refunding Revenue Bonds
University of the Pacific Series 2015
11/01/36	5.000%	2,000,000	2,235,520
Revenue Bonds
California Lutheran University Series 2008
10/01/38	5.750%	3,000,000	3,177,180
Chapman University Series 2011
04/01/31	5.000%	4,375,000	4,822,912
Chapman University Series 2015
04/01/40	5.000%	2,500,000	2,764,250
Loyola Marymount University Series 2010A
10/01/40	5.125%	1,250,000	1,349,050
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University Series 2015B
04/01/41	5.000%	4,500,000	4,680,135
Revenue Bonds
Biola University Series 2008
10/01/28	5.800%	2,000,000	2,092,080
Biola University Series 2013
10/01/38	5.000%	1,000,000	1,073,080
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Biola University Series 2013
10/01/42	5.000%	2,360,000	2,528,150
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University Series 2014A
11/01/43	6.375%	3,000,000	3,259,500
Lancer Plaza Project Series 2013
11/01/33	5.625%	1,400,000	1,430,982
Lancer Plaza Project Series 2013
11/01/43	5.875%	1,875,000	1,923,038
Total			31,335,877
Hospital 13.7%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Adventist Health System West Series 2016
03/01/39	4.000%	8,750,000	8,610,962
El Camino Hospital Series 2015A
02/01/40	5.000%	5,000,000	5,382,000
Revenue Bonds
Dignity Health Series 2009E
07/01/25	5.625%	1,125,000	1,221,008
Dignity Health Series 2011A
03/01/41	5.250%	3,000,000	3,212,220
Lucile Packard Stanford Hospital Series 2016
08/15/55	5.000%	1,000,000	1,102,740
St. Joseph Health System Series 2009A
07/01/29	5.500%	1,500,000	1,629,165
St. Joseph Health System Series 2013A
07/01/37	5.000%	2,000,000	2,210,940
Sutter Health Obligation Group Series 2008A
08/15/30	5.000%	2,500,000	2,616,100
Sutter Health Obligation Group Series 2011B
08/15/31	5.875%	1,815,000	2,070,153

2	Columbia California Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Certificate of Participation
Community Hospitals of Central California Series 2009
02/01/39	5.500%	4,000,000	4,256,080
Refunding Revenue Bonds
Community Medical Centers Series 2015A
02/01/40	5.000%	2,000,000	2,109,160
California Public Finance Authority(e)
Refunding Revenue Bonds
Henry Mayo Newhall Hospital Series 2017
10/15/47	5.000%	4,000,000	4,206,960
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West Series 2015
03/01/35	5.000%	3,850,000	4,283,279
Huntington Memorial Hospital Series 2014B
07/01/44	5.000%	1,000,000	1,054,410
John Muir Health Series 2016A
08/15/41	4.000%	4,955,000	4,901,436
John Muir Health Series 2016A
08/15/46	4.000%	500,000	487,290
Redlands Community Hospital OB Series 2016
10/01/46	5.000%	1,000,000	1,063,790
Revenue Bonds
Henry Mayo Newhall Memorial Series 2014A (AGM)
10/01/43	5.250%	3,120,000	3,426,977
Loma Linda University Medical Center Series 2014
12/01/54	5.500%	3,660,000	3,825,395
Sutter Health Series 2011A
08/15/42	6.000%	2,000,000	2,277,880
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center Series 2016A
12/01/56	5.250%	500,000	514,460
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	3,000,000	3,205,140
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kaweah Delta Health Care District
Revenue Bonds
Series 2015B
06/01/40	5.000%	4,770,000	5,136,479
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/39	5.000%	2,000,000	2,058,980
Total			70,863,004
Investor Owned 0.2%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co. Series 2004D
01/01/34	5.875%	1,000,000	1,092,320
Local Appropriation 2.3%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Series 2014A
05/01/46	5.000%	1,000,000	1,099,300
City of Modesto
Certificate of Participation
Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	1,780,000	1,844,044
Sacramento City Financing Authority
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/34	5.000%	750,000	846,975
Series 2015 (BAM)
12/01/35	5.000%	1,100,000	1,237,742
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/40	5.000%	2,000,000	2,194,600
San Diego Public Facilities Financing Authority
Revenue Bonds
Capital Improvement Projects Series 2015A
10/15/44	5.000%	1,000,000	1,103,780
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06/01/35	5.250%	2,000,000	2,108,000
Victor Elementary School District
Certificate of Participation
School Construction Refinancing Project Series 1996 (NPFGC)
05/01/18	6.450%	1,225,000	1,265,278
Total			11,699,719

Columbia California Tax-Exempt Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 6.8%
Central Valley Schools Financing Authority
General Obligation Refunding Revenue Bonds
School District Program Series 1998A (NPFGC)
02/01/18	6.450%	165,000	168,450
Conejo Valley Unified School District(f)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/29	0.000%	1,650,000	992,194
Series 2015A (AGM)
08/01/30	0.000%	1,000,000	566,340
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,451,577
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/31	0.000%	1,900,000	1,029,933
Series 2015B
09/01/32	0.000%	1,000,000	512,160
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/32	0.000%	1,500,000	807,315
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009D
01/01/34	5.000%	750,000	811,328
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004 Series 2006 (NPFGC)
08/01/32	0.000%	5,440,000	2,838,973
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/32	0.000%	3,500,000	1,863,750
Series 2016
08/01/33	0.000%	2,000,000	1,024,100
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006 Series 2012A
08/01/22	5.000%	750,000	848,760
Election of 2006 Series 2012A
08/01/32	5.500%	2,500,000	2,914,375
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Election of 2012 Series 2013
08/01/30	6.250%	1,095,000	1,299,907
Series 2015A
08/01/40	5.000%	1,000,000	1,125,900
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/33	0.000%	1,000,000	485,620
Series 2016G (AGM)
08/01/34	0.000%	1,610,000	740,922
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A Series 2009
08/01/30	0.000%	2,295,000	1,371,217
Riverside Community College District Foundation(f)
Unlimited General Obligation Bonds
Election of 2004 Series 2015E
08/01/30	0.000%	600,000	342,186
Election of 2004 Series 2015E
08/01/31	0.000%	1,000,000	538,420
Rocklin Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation Series 1995C (NPFGC)
07/01/20	0.000%	3,460,000	3,016,220
San Diego Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation Bonds Series 2016I
07/01/34	0.000%	5,000,000	2,520,400
San Gorgonio Memorial Health Care District
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/39	5.000%	4,000,000	4,291,800
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/37	5.000%	1,500,000	1,626,300
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	1,010,507
Total			35,198,654

4	Columbia California Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 1.8%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation Series 2015A
06/01/50	5.000%	1,250,000	1,300,888
Caritas Affordable Housing Senior Series 2014
08/15/49	5.250%	3,500,000	3,803,625
Caritas Affordable Housing Subordinated Series 2014
08/15/49	5.875%	1,000,000	1,083,850
California Statewide Communities Development Authority
Refunding Revenue Bonds
CHF Irvine LLC Series 2016
05/15/40	5.000%	1,000,000	1,065,700
University of California Irvine East Campus Apartments Series 2012
05/15/31	5.125%	2,000,000	2,196,800
Total			9,450,863
Municipal Power 0.8%
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/28	5.000%	1,325,000	1,400,406
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/30	5.000%	1,000,000	1,093,420
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	1,630,000	1,754,711
Total			4,248,537
Other Bond Issue 0.7%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/40	5.000%	2,000,000	2,145,640
San Diego County Regional Airport Authority
Revenue Bonds
Consolidated Rental Car Facility Project Series 2014A
07/01/44	5.000%	1,500,000	1,643,760
Total			3,789,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 2.1%
Port Commission of the City & County of San Francisco
Revenue Bonds
Series 2010A
03/01/40	5.125%	5,000,000	5,426,100
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A AMT
08/01/44	5.000%	5,000,000	5,473,700
Total			10,899,800
Prepaid Gas 0.3%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/34	7.000%	1,000,000	1,377,030
Recreation 0.2%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Academy Motion Picture Art Series 2015
11/01/41	5.000%	1,000,000	1,121,340
Refunded / Escrowed 9.6%
California Health Facilities Financing Authority
Prerefunded 09/01/19 Revenue Bonds
Adventist Health System West Series 2009A
09/01/39	5.750%	7,000,000	7,788,130
Revenue Bonds
Dignity Health Series 2009A
07/01/39	6.000%	1,000,000	1,111,190
California State Public Works Board
Prerefunded 11/01/19 Revenue Bonds
Various Capital Projects Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	5,667,500
California State University
Prerefunded 05/01/19 Revenue Bonds
Systemwide Series 2009A
11/01/40	6.000%	2,000,000	2,214,660
California Statewide Communities Development Authority
Prerefunded 01/01/19 Revenue Bonds
Aspire Public Schools Series 2010
07/01/30	6.000%	1,420,000	1,547,899

Columbia California Tax-Exempt Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian Series 2011
12/01/40	6.000%	1,000,000	1,202,970
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	620,000	736,238
City of Redding(b)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/22	11.103%	295,000	373,547
County of Riverside(c)
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA) AMT
05/01/21	7.800%	2,500,000	3,107,675
Folsom Redevelopment Agency Successor Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Central Folsom Redevelopment Project Series 2009
08/01/36	5.500%	1,000,000	1,105,420
Imperial Irrigation District Electric System
Prerefunded 11/01/20 Revenue Bonds
Series 2011A
11/01/31	6.250%	1,000,000	1,175,870
Palmdale Civic Authority
Prerefunded 07/01/19 Revenue Bonds
Redevelopment Project No. 1 Series 2009A
07/01/27	6.000%	4,780,000	5,322,434
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay North Redevelopment Project Series 2009C
08/01/29	6.000%	1,035,000	1,157,358
Mission Bay North Redevelopment Project Series 2009C
08/01/39	6.500%	2,625,000	2,967,562
Mission Bay South Redevelopment Project Series 2009D
08/01/29	6.375%	1,000,000	1,127,430
San Joaquin Hills Transportation Corridor Agency(f)
Revenue Bonds
Senior Lien Series 1993 Escrowed to Maturity
01/01/20	0.000%	12,000,000	11,458,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	1,000,000	1,212,460
Total			49,276,663
Resource Recovery 0.8%
California Municipal Finance Authority(c),(d)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities Series 2011 AMT
12/01/32	7.500%	2,745,000	1,234,893
California Pollution Control Financing Authority(c),(d)
Revenue Bonds
Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT
12/01/27	7.000%	2,750,000	2,625,563
Total			3,860,456
Retirement Communities 4.9%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities Series 2011
07/01/31	6.000%	2,200,000	2,421,298
California Health Facilities Financing Authority
Refunding Revenue Bonds
California-Nevada Methodist Homes Series 2015
07/01/45	5.000%	3,000,000	3,288,840
Northern California Presbyterian Homes Series 2015
07/01/39	5.000%	2,565,000	2,831,529
Northern California Presbyterian Homes Series 2015
07/01/44	5.000%	700,000	769,531
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project Series 2014A
11/01/49	5.375%	1,885,000	1,912,747
American Baptist Homes West Series 2015
10/01/45	5.000%	3,155,000	3,341,303
Episcopal Communities and Services Series 2012
05/15/42	5.000%	4,235,000	4,467,883
Revenue Bonds
American Baptist Homes West Series 2010
10/01/39	6.250%	1,500,000	1,635,240

6	Columbia California Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Covenant Retirement Communities, Inc. Series 2013
12/01/36	5.625%	2,000,000	2,221,560
Eskaton Properties, Inc. Series 2012
11/15/34	5.250%	1,250,000	1,330,625
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes Series 2014
05/15/36	5.000%	1,100,000	1,143,208
Total			25,363,764
Sales Tax 1.1%
Riverside County Transportation Commission
Revenue Bonds
Limited Tax Series 2010A
06/01/32	5.000%	5,000,000	5,524,550
Special Property Tax 14.5%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer Series 2009A
08/01/29	7.500%	1,580,000	1,726,197
Southeast Bakersfield Series 2009B
08/01/29	7.250%	740,000	804,039
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing Series 2010A
10/01/30	5.000%	5,000,000	5,467,800
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,405,200
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/30	5.000%	2,500,000	2,663,375
Series 2012
09/01/38	5.000%	625,000	654,069
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/35	5.000%	2,460,000	2,680,047
Series 2015A
09/01/36	5.000%	2,435,000	2,645,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Carson
Special Assessment Bonds
Assessment District No. 92-1 Series 1992
09/02/22	7.375%	75,000	75,220
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3 Series 2014
09/01/39	5.000%	750,000	782,820
Community Facilities District 2013-3 Series 2014
09/01/44	5.000%	1,025,000	1,066,482
City of Palo Alto
Refunding & Improvement Special Assessment Bonds
Limited Obligation-University Ave. Series 2012
09/02/29	5.000%	800,000	870,960
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1 Series 2011
09/01/30	5.375%	1,500,000	1,609,335
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1 Series 2013
09/01/32	5.000%	1,300,000	1,431,391
Elk Grove Unified School District(f)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities District No. 1 Series 1995 (AMBAC)
12/01/18	0.000%	2,720,000	2,582,069
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1 Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,479,280
Inglewood Redevelopment Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,283,687
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/44	5.000%	5,000,000	5,440,600
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/42	5.000%	1,000,000	1,085,250

Columbia California Tax-Exempt Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Community Redevelopment Agency
Tax Allocation Bonds
Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,741,640
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,476,488
Series 2011A
08/01/40	5.750%	2,000,000	2,282,120
Oakdale Public Financing Authority
Tax Allocation Bonds
Central City Redevelopment Project Series 2004
06/01/33	5.375%	1,500,000	1,501,020
Pittsburg Successor Agency Redevelopment Agency(f)
Tax Allocation Bonds
Los Medanos Community Development Project Series 1999 (AMBAC)
08/01/24	0.000%	2,100,000	1,664,565
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch Series 2012
09/01/31	5.000%	1,355,000	1,480,934
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/35	5.000%	1,435,000	1,588,875
Riverside Public Financing Authority
Unrefunded Revenue Bonds
Multiple Loans Series 1991A
02/01/18	8.000%	5,000	5,128
San Diego Redevelopment Agency Successor Agency(f)
Tax Allocation Bonds
Capital Appreciation Series 2001 (AGM)
09/01/20	0.000%	3,630,000	3,369,729
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project Series 2014A
08/01/43	5.000%	1,000,000	1,095,430
San Francisco Redevelopment Projects Series 2009B
08/01/28	6.125%	1,010,000	1,117,151
San Francisco Redevelopment Projects Series 2009B
08/01/32	6.500%	500,000	557,655
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco Redevelopment Projects Series 2011B
08/01/26	6.125%	500,000	571,415
San Francisco Redevelopment Projects Series 2011B
08/01/31	6.250%	2,600,000	2,981,992
San Francisco Redevelopment Projects Series 2011B
08/01/41	6.625%	1,600,000	1,857,840
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	1,250,000	1,444,887
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District Series 2012
09/01/30	5.000%	640,000	700,058
Community Facilities District Series 2012
09/01/31	5.000%	685,000	746,835
Community Facilities District Series 2012
09/01/33	5.000%	505,000	547,632
Temecula Redevelopment Agency
Tax Allocation Bonds
Housing Redevelopment Project No. 1 Series 2011A
08/01/39	7.000%	2,100,000	2,498,622
Union City Community Redevelopment Agency
Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project Series 2011
12/01/33	6.875%	1,500,000	1,800,555
West Covina Community Development Commission
Refunding Special Tax Bonds
Fashion Plaza Series 1996
09/01/17	6.000%	680,000	693,756
Yorba Linda Redevelopment Agency
Subordinated Tax Allocation Bonds
Lien-Redevelopment Project Series 2011A
09/01/26	6.000%	1,000,000	1,157,060
Lien-Redevelopment Project Series 2011A
09/01/32	6.500%	2,000,000	2,337,740
Total			74,972,308

8	Columbia California Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 6.8%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects Series 2012G
11/01/29	5.000%	2,500,000	2,835,550
Various Capital Projects Series 2012G
11/01/37	5.000%	6,825,000	7,609,397
Revenue Bonds
Judicial Council Projects Series 2011D
12/01/31	5.000%	5,100,000	5,736,276
Judicial Council Projects Series 2013A
03/01/32	5.000%	1,500,000	1,675,365
Judicial Council Projects Series 2013A
03/01/38	5.000%	2,500,000	2,770,225
Series 2014B
10/01/39	5.000%	1,000,000	1,122,200
Various Capital Projects Series 2011A
10/01/31	5.125%	5,000,000	5,633,300
Various Capital Projects Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	3,110,085
Various Correctional Facilities Series 2014A
09/01/39	5.000%	3,895,000	4,366,451
Total			34,858,849
State General Obligation 8.7%
State of California
Unlimited General Obligation Bonds
Series 2008
08/01/34	5.000%	3,000,000	3,155,760
Various Purpose Series 2009
10/01/29	5.000%	3,000,000	3,275,460
Various Purpose Series 2009
04/01/31	5.750%	2,750,000	2,999,727
Various Purpose Series 2009
04/01/35	6.000%	4,000,000	4,384,520
Various Purpose Series 2009
04/01/38	6.000%	10,500,000	11,518,815
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose Series 2009
11/01/39	5.500%	4,965,000	5,458,372
Various Purpose Series 2010
03/01/30	5.250%	1,000,000	1,104,180
Various Purpose Series 2010
03/01/33	6.000%	4,000,000	4,527,640
Various Purpose Series 2010
03/01/40	5.500%	4,800,000	5,330,592
Various Purpose Series 2012
04/01/42	5.000%	3,000,000	3,324,450
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,007
Total			45,081,523
Turnpike / Bridge / Toll Road 3.2%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/46	5.750%	2,850,000	3,248,829
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/33	0.000%	5,000,000	2,390,050
Riverside County Transportation Commission(f)
Revenue Bonds
Capital Appreciation-Senior Lien Series 2013B
06/01/32	0.000%	2,055,000	985,290
Capital Appreciation-Senior Lien Series 2013B
06/01/33	0.000%	2,940,000	1,339,788
Senior Lien Series 2013B
06/01/29	0.000%	2,500,000	1,409,500
Riverside County Transportation Commission
Revenue Bonds
Senior Lien Series 2013A
06/01/48	5.750%	1,500,000	1,678,410
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien Series 2014A
01/15/44	5.000%	5,000,000	5,352,150
Total			16,404,017

Columbia California Tax-Exempt Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.2%
City of Lodi Wastewater System
Unrefunded Certificate of Participation
Series 2007A (AGM)
10/01/37	5.000%	325,000	332,826
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/40	5.000%	3,185,000	3,533,630
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/41	5.000%	2,000,000	2,238,040
Total			6,104,496
Total Municipal Bonds (Cost $474,214,131)			501,069,058
Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.440%(g)	800,000	800,000
Total Money Market Funds (Cost $800,000)		800,000
Total Investments (Cost: $482,014,131)		508,869,058
Other Assets & Liabilities, Net		7,091,953
Net Assets		515,961,011

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $22,281,780 or 4.32% of net assets.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
482,014,000	32,601,000	(5,746,000)	26,855,000
10	Columbia California Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, January 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	7,000,000	—	7,000,000
Municipal Bonds	—	501,069,058	—	501,069,058
Money Market Funds	800,000	—	—	800,000
Total Investments	800,000	508,069,058	—	508,869,058
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia California Tax-Exempt Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia New York Tax-Exempt Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 2.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.2%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution VRDN Series 2013 (JPMorgan Chase Bank)
06/15/50	0.630%	800,000	800,000
2nd General Resolution VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/49	0.620%	4,000,000	4,000,000
Total			4,800,000
Total Floating Rate Notes (Cost $4,800,000)			4,800,000

Municipal Bonds 96.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 2.7%
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group Senior Series 2012A AMT
07/01/28	5.000%	2,000,000	2,119,960
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Series 2016 AMT
08/01/31	5.000%	1,500,000	1,553,280
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,250,000
Total			5,923,240
Airport 1.2%
New York Transportation Development Corp.(c)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project Series 2016 AMT
07/01/46	4.000%	3,000,000	2,705,010
Charter Schools 1.2%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence Series 2013
04/01/33	5.000%	1,000,000	1,021,740
International Leadership Charter School Series 2013
07/01/33	5.750%	1,500,000	1,351,035
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School Series 2016
07/01/46	6.250%	265,000	237,032
Total			2,609,807
Health Services 0.7%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai Series 2015
07/01/40	5.000%	1,500,000	1,618,485
Higher Education 7.5%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services Series 2014
12/01/33	5.000%	125,000	139,192
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens Series 2014A
06/01/43	5.000%	1,000,000	1,123,740
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College Series 2012
09/01/25	5.000%	295,000	335,896
New York State Dormitory Authority
Refunding Revenue Bonds
New School Series 2015A
07/01/50	5.000%	1,500,000	1,633,095
Pratt Institute Series 2015A
07/01/44	5.000%	1,000,000	1,084,970
Pratt Institute Series 2016
07/01/39	5.000%	1,000,000	1,119,420
Series 2016A
07/01/41	5.000%	500,000	562,700
St. John’s University Series 2015A
07/01/37	5.000%	1,000,000	1,103,140
The New School Project Series 2016A
07/01/28	5.000%	500,000	580,100

Columbia New York Tax-Exempt Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Consolidated City University System 5th General Resolution Series 2008B
07/01/27	5.000%	1,000,000	1,051,620
Manhattan Marymount College Series 2009
07/01/29	5.250%	1,500,000	1,600,140
St. John’s University Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,475,836
St. John’s University Series 2012A
07/01/27	5.000%	240,000	272,232
State University Dormitory Facilities Series 2011A
07/01/31	5.000%	1,000,000	1,117,000
Teacher’s College Series 2009
03/01/39	5.500%	500,000	536,490
Niagara Area Development Corp.
Revenue Bonds
Niagara University Project Series 2012A
05/01/35	5.000%	500,000	540,140
St. Lawrence County Industrial Development Agency
Revenue Bonds
Clarkson University Project Series 2007
07/01/31	5.000%	1,000,000	1,013,630
Town of Hempstead Local Development Corp.
Revenue Bonds
Molloy College Project Series 2009
07/01/39	5.750%	1,000,000	1,071,360
Total			16,360,701
Hospital 11.1%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System Series 2015
07/01/40	5.000%	1,000,000	1,062,750
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project Series 2014
07/01/29	5.000%	225,000	250,763
New York Methodist Hospital Project Series 2014
07/01/30	5.000%	180,000	199,544
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dutchess County Local Development Corp.
Revenue Bonds
Health Quest Systems, Inc. Series 2016B
07/01/41	4.000%	2,000,000	1,966,240
Series 2014A
07/01/44	5.000%	1,000,000	1,061,620
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital Series 2013A
12/01/32	5.000%	1,350,000	1,468,570
Revenue Bonds
Unity Hospital-Rochester Project Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,267,880
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services-Long Island Series 2014
07/01/32	5.000%	750,000	810,188
New York State Dormitory Authority
Refunding Revenue Bonds
North Shore - Long Island Jewish Obligation Group Series 2015A
05/01/37	5.000%	2,000,000	2,186,260
NYU Hospitals Center Series 2014
07/01/36	5.000%	1,000,000	1,107,540
NYU Hospitals Center Series 2016
07/01/40	4.000%	1,000,000	1,003,870
Revenue Bonds
Mount Sinai Hospital Series 2010A
07/01/26	5.000%	2,275,000	2,474,927
Mount Sinai Hospital Series 2011A
07/01/41	5.000%	2,000,000	2,120,880
Orange Regional Medical Center Series 2008
12/01/29	6.125%	900,000	971,559
University of Rochester Series 2009A
07/01/39	5.125%	1,000,000	1,078,780
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services Series 2011
07/01/28	5.000%	2,990,000	3,204,861

2	Columbia New York Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Healthcare Corp.
Unrefunded Revenue Bonds
Senior Lien Series 2010C-2
11/01/37	6.125%	205,000	225,258
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center Series 2016
11/01/37	3.750%	1,000,000	913,370
Total			24,374,860
Human Service Provider 0.5%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	1,022,050
Independent Power 0.3%
Suffolk County Industrial Development Agency(c)
Revenue Bonds
Nissequogue Cogen Partners Facility Series 1998 AMT
01/01/23	5.500%	700,000	695,611
Local Appropriation 1.0%
New York State Dormitory Authority(e)
Revenue Bonds
Capital Appreciation-Court Facilities-Westchester Series 1998
08/01/19	0.000%	1,200,000	1,155,036
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building Series 2013
11/01/25	5.000%	1,000,000	1,106,840
Total			2,261,876
Local General Obligation 5.0%
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2009I-1
04/01/27	5.125%	1,500,000	1,616,640
Unlimited General Obligation Bonds
Series 2016B1
12/01/32	5.000%	500,000	583,200
Unlimited General Obligation Refunding Bonds
Fiscal 2015 Series 2014A
08/01/31	5.000%	500,000	574,315
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Syracuse(c)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement Series 2011 AMT
11/01/36	5.000%	1,750,000	1,838,060
County of Erie
Limited General Obligation Bonds
Public Improvement Series 2015A
09/15/28	5.000%	275,000	320,606
County of Nassau
Limited General Obligation Refunding Bonds
Series 2016A
01/01/38	5.000%	1,000,000	1,107,550
Mount Sinai Union Free School District
Unlimited General Obligation Refunding Bonds
Series 1992 (AMBAC)
02/15/19	6.200%	1,005,000	1,102,907
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing Program Series 2016
10/01/33	5.000%	560,000	638,221
Revenue Bonds
School Districts Bond Financing Program Series 2013F
10/01/21	5.000%	1,000,000	1,145,240
Sullivan West Central School District
Unlimited General Obligation Refunding Bonds
Series 2012
04/15/24	5.000%	500,000	592,115
Town of Oyster Bay
Limited General Obligation Bonds
BAN Series 2016C
06/01/18	4.000%	1,500,000	1,507,455
Total			11,026,309
Multi-Family 2.3%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Empire Commons Student Housing Series 2016
05/01/31	5.000%	350,000	400,081
Revenue Bonds
Empire Commons Student Housing Series 2016
05/01/32	5.000%	400,000	455,176
Housing Development Corp.
Revenue Bonds
Gateway Apartments Series 2009A
09/15/25	4.500%	165,000	172,676

Columbia New York Tax-Exempt Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009C-1
11/01/34	5.500%	500,000	528,285
Series 2009M
11/01/45	5.150%	1,250,000	1,279,750
Onondaga Civic Development Corp.
Revenue Bonds
Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	1,945,000	2,178,303
Total			5,014,271
Municipal Power 4.0%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/44	5.000%	1,000,000	1,095,630
Series 2016B
09/01/36	5.000%	1,000,000	1,120,340
Revenue Bonds
Electric System General Purpose Series 2015B
09/01/23	5.000%	735,000	852,166
Electric System General Purpose Series 2015B
09/01/26	5.000%	1,030,000	1,198,096
Electric System General Purpose Series 2015B
09/01/45	5.000%	1,380,000	1,520,456
Series 2009A
04/01/23	5.000%	750,000	792,953
Series 2012A
09/01/37	5.000%	2,000,000	2,167,780
Total			8,747,421
Nursing Home 0.3%
Amherst Industrial Development Agency
Revenue Bonds
Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	580,000	562,235
Other Bond Issue 0.5%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Alvin Ailey Dance Foundation Series 2016
07/01/41	4.000%	1,075,000	1,085,911
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Industrial Development Bond 1.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters Series 2007
10/01/37	5.500%	260,000	319,901
Onondaga County Industrial Development Agency(c)
Revenue Bonds
Bristol-Meyers Squibb Co. Project Series 1994 AMT
03/01/24	5.750%	2,000,000	2,384,460
Total			2,704,361
Other Revenue 1.5%
Brooklyn Arena Local Development Corp.
Refunding Revenue Bonds
Barclays Center Project Series 2016A
07/15/42	5.000%	3,000,000	3,249,450
Pool / Bond Bank 1.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program Series 2009 (AGM)
10/01/36	5.125%	15,000	16,303
New York State Environmental Facilities Corp.
Revenue Bonds
Series 2009A
06/15/34	5.000%	2,000,000	2,153,180
Total			2,169,483
Ports 5.7%
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
193rd Series 2015 AMT
10/15/35	5.000%	3,135,000	3,515,119
195th Series 2016 AMT
04/01/36	5.000%	2,000,000	2,238,920
Consolidated 186th Series 2014 AMT
10/15/44	5.000%	1,000,000	1,099,070
Revenue Bonds
Consolidated 147th Series 2007 (NPFGC) AMT
10/15/26	5.000%	500,000	503,920
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th Series 1993
03/01/28	5.375%	2,000,000	2,399,780

4	Columbia New York Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated 93rd Series 1994
06/01/94	6.125%	2,250,000	2,664,135
Total			12,420,944
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/33	5.000%	500,000	560,305
Series 2015
06/01/35	5.000%	700,000	779,037
New York State Dormitory Authority
Revenue Bonds
Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	750,000	853,013
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project Series 2015A
01/01/36	5.000%	500,000	549,640
Total			2,741,995
Recreation 2.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project Series 2015
08/01/40	5.000%	900,000	985,356
Revenue Bonds
YMCA of Greater New York Project Series 2012
08/01/32	5.000%	500,000	545,850
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium Series 2006 (AMBAC)
01/01/24	5.000%	500,000	504,515
Pilot-Yankee Stadium Series 2009 (AGM)
03/01/49	7.000%	250,000	277,225
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History Series 2014S
07/01/41	5.000%	2,000,000	2,219,240
Museum of Modern Art Series 2016S
04/01/31	4.000%	500,000	546,060
Total			5,078,246
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 11.3%
Albany Industrial Development Agency
Prerefunded 11/15/17 Revenue Bonds
St. Peters Hospital Project Series 2008A
11/15/27	5.250%	1,000,000	1,034,290
Great Neck North Water Authority
Prerefunded 01/01/18 Revenue Bonds
Series 2008
01/01/33	5.000%	690,000	715,696
Long Island Power Authority
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/33	6.000%	1,000,000	1,106,460
Metropolitan Transportation Authority
Prerefunded 11/15/18 Revenue Bonds
Series 2009A
11/15/26	5.300%	700,000	752,801
Nassau County Industrial Development Agency
Prerefunded 05/01/20 Revenue Bonds
New York Institute of Technology Project Series 2000A
03/01/26	4.750%	1,210,000	1,332,803
Nassau County Interim Finance Authority
Prerefunded 05/15/19 Revenue Bonds
Sales Tax Secured Series 2009
11/15/24	5.000%	235,000	255,116
New York City Trust for Cultural Resources
Prerefunded 10/01/18 Revenue Bonds
Museum of Modern Art Series 2008-1A
04/01/31	5.000%	750,000	798,997
Revenue Bonds
Lincoln Center Series 2008C
12/01/18	5.250%	750,000	807,345
New York City Water & Sewer System
Prerefunded 06/15/18 Revenue Bonds
Fiscal 2009 Series 2008A
06/15/40	5.750%	230,000	244,964
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group Series 2009A
05/01/37	5.500%	2,000,000	2,190,800
Prerefunded 07/01/17 Revenue Bonds
New York University Hospital Center Series 2007B
07/01/24	5.250%	540,000	550,066

Columbia New York Tax-Exempt Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 07/01/18 Revenue Bonds
Rochester Institute of Technology Series 2008A
07/01/33	6.000%	1,000,000	1,070,150
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine Series 2009
07/01/39	5.125%	1,000,000	1,092,200
Pratt Institute Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,092,700
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center Series 2011A
07/01/31	5.750%	800,000	915,408
Prerefunded 10/01/19 Revenue Bonds
School Districts Bond Financing Program Series 2009 (AGM)
10/01/36	5.125%	985,000	1,085,460
Revenue Bonds
New York Hospital Medical Center Queens Series 2007 (FHA)
02/15/37	4.750%	975,000	976,521
The New School Series 2010
07/01/40	5.500%	1,500,000	1,703,925
Onondaga Civic Development Corp.
Prerefunded 07/01/19 Revenue Bonds
St. Joseph’s Hospital Health Center Project Series 2014
07/01/31	5.125%	1,000,000	1,093,210
Saratoga County Industrial Development Agency
Prerefunded 12/01/17 Revenue Bonds
Saratoga Hospital Project Series 2007B
12/01/32	5.250%	500,000	518,100
Seneca County Industrial Development Agency
Prerefunded 10/01/17 Revenue Bonds
New York Chiropractic College Series 2007
10/01/27	5.000%	750,000	770,662
Suffolk County Economic Development Corp.
Prerefunded 07/01/21 Revenue Bonds
Catholic Health Services Series 2011
07/01/28	5.000%	510,000	585,062
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose Series 1999B
01/01/30	5.500%	1,800,000	2,124,090
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien Series 2010C
11/01/37	6.125%	1,645,000	1,923,318
Total			24,740,144
Resource Recovery 0.9%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project Series 2014 AMT
01/01/35	5.000%	750,000	785,453
Jefferson County Industrial Development Agency(c)
Revenue Bonds
Green Bonds Series 2014 AMT
01/01/24	5.250%	1,280,000	1,201,958
Total			1,987,411
Retirement Communities 3.7%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project Series 2016
11/01/36	5.250%	750,000	812,422
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association Series 2012
07/01/29	5.000%	1,000,000	1,041,520
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold Series 2010
12/01/40	6.000%	1,225,000	1,324,311
Syracuse Industrial Development Agency(c)
Refunding Revenue Bonds
Carousel Center Project Series 2016 AMT
01/01/36	5.000%	200,000	215,648
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project Series 2014
07/01/44	5.000%	1,800,000	1,885,050
Ulster County Capital Resource Corp.(d),(e)
Refunding Revenue Bonds
Alliance Senior Living Co. Series 2014A
09/15/44	0.000%	1,100,000	971,553

6	Columbia New York Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/42	6.000%	1,750,000	1,750,070
Total			8,000,574
Sales Tax 0.0%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured Series 2009
11/15/24	5.000%	15,000	16,160
Single Family 0.9%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2016-195
10/01/46	4.000%	1,895,000	2,024,845
Special Non Property Tax 5.8%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/32	0.000%	2,500,000	1,441,475
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11/15/34	5.000%	1,000,000	1,089,570
New York City Transitional Finance Authority
Refunded Revenue Bonds
Future Tax Secured Subordinated Series 2012B
11/01/30	5.000%	500,000	574,580
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009 Series 2009S-3
01/15/22	5.000%	1,000,000	1,067,920
Fiscal 2009 Series 2009S-5
01/15/32	5.000%	1,000,000	1,067,060
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Series 2016F-3
02/01/34	4.000%	2,000,000	2,108,240
Unrefunded Revenue Bonds
Future Tax Secured Subordinated Series 2007
11/01/26	5.000%	345,000	348,509
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured Series 2015
11/15/45	5.000%	1,500,000	1,676,115
New York State Dormitory Authority
Revenue Bonds
Education Series 2008B
03/15/36	5.750%	500,000	544,805
Education Series 2009A
03/15/28	5.000%	1,545,000	1,657,847
New York State Thruway Authority Highway & Bridge Trust Fund
Revenue Bonds
Series 2009A-1
04/01/29	5.000%	1,000,000	1,078,000
Total			12,654,121
Special Property Tax 0.4%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project Series 2016
01/01/56	5.000%	1,000,000	923,050
State Appropriated 2.5%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project Series 2011A
05/01/32	5.250%	1,000,000	1,114,050
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation Series 1993A
07/01/20	6.000%	2,000,000	2,245,300
NYSARC, Inc. Series 2012A
07/01/22	5.000%	890,000	1,028,404
State University Educational Facilities Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,014,250
Total			5,402,004
Student Loan 0.0%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance Series 2009
11/01/26	4.750%	75,000	77,867

Columbia New York Tax-Exempt Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 2.4%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/34	5.000%	1,000,000	1,049,020
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through Series 2016
06/01/51	5.000%	2,000,000	2,029,980
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/41	5.000%	2,000,000	2,133,940
Total			5,212,940
Transportation 7.1%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015F
11/15/33	5.000%	2,500,000	2,834,075
Revenue Bonds
Green Bonds Series 2016A-1
11/15/41	5.000%	1,000,000	1,119,710
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,487,113
Series 2011D
11/15/36	5.000%	1,000,000	1,117,470
Series 2012E
11/15/31	5.000%	2,000,000	2,255,220
Transportation Series 2010D
11/15/34	5.000%	1,350,000	1,497,757
Transportation Series 2014B
11/15/44	5.000%	2,000,000	2,219,940
Transportation Series 2015B
11/15/40	5.000%	1,675,000	1,863,253
Transportation Program Subordinated Series 2015A-1
11/15/45	5.000%	1,000,000	1,108,580
Total			15,503,118
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 6.0%
New York State Thruway Authority
Revenue Bonds
General Series 2012I
01/01/32	5.000%	2,000,000	2,228,960
Junior Lien Series 2016A
01/01/37	4.000%	4,165,000	4,214,813
Series 2014J
01/01/41	5.000%	3,000,000	3,305,220
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose Series 2016A
11/15/41	5.000%	3,000,000	3,425,640
Total			13,174,633
Water & Sewer 4.3%
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution Series 2016
06/15/33	4.000%	1,570,000	1,661,908
Series 2011AA
06/15/44	5.000%	1,000,000	1,106,810
Revenue Bonds
Series 2008CC
06/15/34	5.000%	3,500,000	3,668,245
Series 2009EE
06/15/40	5.250%	500,000	543,265
Unrefunded Revenue Bonds
Fiscal 2009 Series 2008A
06/15/40	5.750%	770,000	813,636
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/29	5.000%	1,000,000	1,123,300
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Water Service Series 2008
09/01/38	5.250%	535,000	546,213
Total			9,463,377
Total Municipal Bonds (Cost $203,790,217)			211,552,510

8	Columbia New York Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, January 31, 2017 (Unaudited)
Total Investments (Cost: $208,590,217)	216,352,510
Other Assets & Liabilities, Net	2,690,333
Net Assets	219,042,843
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $1,994,038 or 0.91% of net assets.
(e)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
208,590,000	10,720,000	(2,957,000)	7,763,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia New York Tax-Exempt Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	4,800,000	—	4,800,000
Municipal Bonds	—	211,552,510	—	211,552,510
Total Investments	—	216,352,510	—	216,352,510
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
10	Columbia New York Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 5.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avery Point VII CLO Ltd.(a),(b)
01/15/28	7.623%	2,200,000	2,213,886
Ballyrock CLO LLC(a),(b)
Series 2014-1A Class A1
10/20/26	2.510%	19,500,000	19,518,057
Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	2,218,778	2,223,829
Series 2016-B Class B
03/15/19	7.340%	25,000,000	25,206,255
Subordinated, Series 2016-A Class B
08/15/18	8.960%	4,000,000	4,048,118
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
10/15/28	8.563%	15,000,000	15,009,720
FNA Trust(a)
Series 2015-1 Class A
12/10/23	3.240%	1,827,742	1,817,035
Octagon Investment Partners XVII Ltd.(a),(b)
Series 2013-1A Class A1
10/25/25	2.368%	13,000,000	13,000,546
Octagon Investment Partners XXVI Ltd.(a),(b)
Series 2016-1A Class E
04/15/27	8.873%	2,000,000	2,017,018
OZLM XIV Ltd.(a),(b)
Series 2015-14A Class C
01/15/29	5.373%	4,750,000	4,789,971
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/25	3.090%	6,287,838	6,267,364
Series 2016-3 Class A
12/26/25	3.050%	12,502,299	12,464,780
SoFi Professional Loan Program LLC(a),(c),(d)
Series 2015-D Class RC
10/26/37	0.000%	15	11,268,337
Series 2016-A Class RIO
01/25/38	0.000%	20	8,410,000
Series 2016-A Class RPO
01/25/38	0.000%	20	14,237,470
Series 2016-B Class RC
04/25/37	0.000%	5	2,948,521
SoFi Professional Loan Program LLC(a)
Series 2017-1 Class A
01/26/26	3.280%	10,100,000	10,122,094
Voya CLO Ltd.(a),(b)
Series 2016-2A Class D
07/19/28	7.632%	10,580,000	10,608,608
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westcott Park CLO Ltd.(a),(b)
Series 2016-1A Class E
07/20/28	8.081%	10,000,000	10,111,430
Total Asset-Backed Securities — Non-Agency (Cost $168,114,103)			176,283,039

Commercial Mortgage-Backed Securities - Non-Agency 3.7%

American Homes 4 Rent(a),(b)
Series 2014-SFR1 Class F
06/17/31	4.018%	5,215,000	5,202,133
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
09/15/26	4.268%	11,687,195	11,694,324
BHMS Mortgage Trust(a),(b)
Series 2014-ATLS Class DFX
07/05/33	4.691%	4,500,000	4,412,574
Hilton USA Trust(a),(b)
Series 2016-HHV Class F
11/05/38	4.194%	37,590,000	29,007,166
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/35	5.519%	9,700,000	9,375,956
Invitation Homes Trust(a),(b)
Series 2014-SFR3 Class D
12/17/31	3.768%	6,500,000	6,499,983
Series 2015-SFR3 Class E
08/17/32	4.518%	3,000,000	3,034,557
Series 2015-SFR3 Class F
08/17/32	5.518%	18,500,000	18,709,331
JPMCC Re-REMIC Trust(a),(b)
Series 2016-GG10 Class AMB
08/15/45	5.793%	11,800,000	11,789,629
ORES NPL LLC(a)
Series 2014-LV3 Class B
03/27/24	6.000%	4,666,490	4,641,671
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/32	5.071%	11,650,000	11,646,490
Rialto Real Estate Fund LP(a)
Series 2014-LT5 Class A
05/15/24	2.850%	26,794	26,748
Series 2014-LT6 Class B
09/15/24	5.486%	3,133,670	3,129,416
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $118,676,180)			119,169,978

Columbia Strategic Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Common Stocks 0.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Auto Components —%
Delphi Automotive PLC	1,315	92,129
Hotels, Restaurants & Leisure 0.1%
UTGR, Inc.(e)	4,731	384,394
Media —%
Cengage Learning, Inc.	7,982	87,802
Media News Group(e)	2,495	62,792
Tribune Media Co.	1,338	38,588
tronc, Inc.	198	2,625
Total		191,807
Total Consumer Discretionary		668,330
Financials —%
Capital Markets —%
RCS Capital Corp.(e)	5,448	83,082
Total Financials		83,082
Materials —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	354,985
Metals & Mining —%
Aleris International, Inc.(e)	3,721	115,351
Total Materials		470,336
Telecommunication Services —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(e)	478	11,869
Total Telecommunication Services		11,869
Utilities —%
Electric Utilities —%
Vistra Energy Corp	21,925	354,856
Independent Power and Renewable Electricity Producers —%
Templar Energy LLC(e)	24,262	191,064
Total Utilities		545,920
Total Common Stocks (Cost $1,358,170)		1,779,537
Corporate Bonds & Notes(f) 41.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Bombardier, Inc.(a)
12/01/21	8.750%		1,629,000	1,761,356
L-3 Communications Corp.
05/28/24	3.950%		7,855,000	8,049,584
TransDigm, Inc.
07/15/22	6.000%		2,425,000	2,443,188
07/15/24	6.500%		3,662,000	3,666,577
05/15/25	6.500%		1,475,000	1,482,375
TransDigm, Inc.(a)
06/15/26	6.375%		333,000	328,005
Total				17,731,085
Automotive 0.1%
Gates Global LLC/Co.(a)
07/15/22	6.000%		2,593,000	2,557,346
IHO Verwaltungs GmbH PIK(a)
09/15/23	4.500%		500,000	493,750
09/15/26	4.750%		987,000	969,728
Total				4,020,824
Banking 1.3%
Agromercantil Senior Trust(a)
04/10/19	6.250%		1,295,000	1,345,958
Ally Financial, Inc.
09/30/24	5.125%		751,000	771,427
03/30/25	4.625%		1,358,000	1,341,025
11/01/31	8.000%		5,508,000	6,540,750
Banco de Bogota SA(a)
Subordinated
05/12/26	6.250%		2,500,000	2,597,492
Banco de Credito del Peru(a),(b)
Subordinated
10/15/22	7.170%	PEN	2,000,000	576,582
Banco Mercantil del Norte SA(a),(b)
Subordinated
10/04/31	5.750%		2,400,000	2,232,000
Bank of America Corp.(b)
01/20/28	3.824%		7,615,000	7,564,650
BBVA Bancomer SA(a),(b)
Subordinated
11/12/29	5.350%		1,198,000	1,103,731
Citigroup, Inc.
05/01/26	3.400%		6,995,000	6,751,749
Grupo Aval Ltd.(a)
09/26/22	4.750%		1,000,000	1,003,500
Industrial Senior Trust(a)
11/01/22	5.500%		1,000,000	967,930

2	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Popular, Inc.
07/01/19	7.000%	714,000	746,130
Synovus Financial Corp.
02/15/19	7.875%	3,705,000	4,075,500
Wells Fargo & Co.
10/23/26	3.000%	6,000,000	5,687,316
Total			43,305,740
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
11/15/22	5.375%	1,763,000	1,869,194
09/15/23	4.625%	1,153,000	1,183,266
NPF Corp.(a)
07/15/21	9.000%	462,000	484,523
Total			3,536,983
Building Materials 0.5%
Allegion PLC
09/15/23	5.875%	685,000	729,525
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,646,000	1,715,955
American Builders & Contractors Supply Co., Inc.(a)
12/15/23	5.750%	3,171,000	3,289,913
Beacon Roofing Supply, Inc.
10/01/23	6.375%	2,060,000	2,209,350
Cementos Pacasmayo SAA(a)
02/08/23	4.500%	650,000	664,625
Cemex SAB de CV(a)
04/16/26	7.750%	3,950,000	4,409,187
Eagle Materials, Inc.
08/01/26	4.500%	455,000	452,866
Gibraltar Industries, Inc.
02/01/21	6.250%	723,000	746,949
HD Supply, Inc.(a)
04/15/24	5.750%	862,000	907,255
Union Andina de Cementos SAA(a)
10/30/21	5.875%	676,000	698,038
US Concrete, Inc.(a)
06/01/24	6.375%	1,080,000	1,140,750
Total			16,964,413
Cable and Satellite 2.7%
Altice US Finance I Corp.(a)
07/15/23	5.375%	4,057,000	4,224,351
05/15/26	5.500%	5,305,000	5,437,625
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
04/01/24	5.875%	1,453,000	1,559,258
05/01/25	5.375%	1,568,000	1,632,680
02/15/26	5.750%	3,586,000	3,800,041
05/01/26	5.500%	80,000	83,800
05/01/27	5.875%	766,000	812,680
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/20	6.375%	1,490,000	1,530,975
12/15/21	5.125%	1,569,000	1,590,574
07/15/25	7.750%	942,000	1,042,087
CSC Holdings LLC(a)
01/15/23	10.125%	828,000	959,967
10/15/25	6.625%	6,387,000	6,977,797
10/15/25	10.875%	2,508,000	2,984,520
04/15/27	5.500%	832,000	844,480
DISH DBS Corp.
11/15/24	5.875%	5,215,000	5,273,669
07/01/26	7.750%	3,542,000	3,964,844
NBCUniversal Media LLC
01/15/43	4.450%	990,000	988,232
Quebecor Media, Inc.
01/15/23	5.750%	4,930,000	5,164,175
Radiate HoldCo LLC/Finance, Inc.(a),(g)
02/15/25	6.625%	835,000	832,913
Sirius XM Radio, Inc.(a)
04/15/25	5.375%	2,209,000	2,247,657
07/15/26	5.375%	733,000	743,995
Sky PLC(a)
11/26/22	3.125%	16,821,000	16,739,570
Unitymedia GmbH(a)
01/15/25	6.125%	796,000	822,865
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/23	5.500%	790,000	817,650
01/15/25	5.000%	3,781,000	3,837,715
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	8,162,000	8,189,506
Ziggo Secured Finance BV(a)
01/15/27	5.500%	5,821,000	5,799,171
Total			88,902,797
Chemicals 1.0%
Angus Chemical Co.(a)
02/15/23	8.750%	1,488,000	1,532,640
Atotech USA, Inc.(a),(g)
02/01/25	6.250%	1,933,000	1,933,000
Axalta Coating Systems LLC(a)
08/15/24	4.875%	1,475,000	1,493,438

Columbia Strategic Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemours Co. (The)
05/15/23	6.625%	1,541,000	1,533,295
05/15/25	7.000%	1,830,000	1,823,595
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	1,324,000	1,410,060
Equate Petrochemical BV(a)
11/03/26	4.250%	1,900,000	1,865,485
Huntsman International LLC
11/15/20	4.875%	2,071,000	2,138,307
INEOS Group Holdings SA(a)
08/01/24	5.625%	2,678,000	2,671,305
Koppers, Inc.(a)
02/15/25	6.000%	597,000	617,895
LYB International Finance BV
03/15/44	4.875%	4,790,000	4,988,368
Mexichem SAB de CV(a)
09/17/44	5.875%	1,200,000	1,082,976
Platform Specialty Products Corp.(a)
05/01/21	10.375%	739,000	820,290
02/01/22	6.500%	906,000	924,120
PQ Corp.(a)
11/15/22	6.750%	5,633,000	6,097,722
Total			30,932,496
Construction Machinery 0.2%
Herc Rentals, Inc.(a)
06/01/24	7.750%	540,000	584,550
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	527,000	538,199
United Rentals North America, Inc.
09/15/26	5.875%	3,838,000	3,986,723
05/15/27	5.500%	839,000	846,341
Total			5,955,813
Consumer Cyclical Services 0.5%
APX Group, Inc.
12/01/19	6.375%	676,000	697,970
12/01/20	8.750%	3,780,000	3,921,750
12/01/22	7.875%	3,814,000	4,138,190
APX Group, Inc.(a),(g)
12/01/22	7.875%	1,696,000	1,840,160
IHS Markit Ltd.(a)
11/01/22	5.000%	2,302,000	2,385,448
Interval Acquisition Corp.
04/15/23	5.625%	4,119,000	4,201,380
Total			17,184,898
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.4%
Prestige Brands, Inc.(a)
03/01/24	6.375%	1,744,000	1,818,120
Scotts Miracle-Gro Co. (The)(a)
10/15/23	6.000%	1,598,000	1,689,885
12/15/26	5.250%	553,000	556,456
Spectrum Brands, Inc.
07/15/25	5.750%	1,409,000	1,472,405
Springs Industries, Inc.
06/01/21	6.250%	2,499,000	2,583,341
Tempur Sealy International, Inc.
10/15/23	5.625%	2,121,000	2,136,908
06/15/26	5.500%	1,533,000	1,510,005
Valvoline, Inc.(a)
07/15/24	5.500%	314,000	329,700
Total			12,096,820
Diversified Manufacturing 0.2%
Entegris, Inc.(a)
04/01/22	6.000%	1,983,000	2,072,235
SPX FLOW, Inc.(a)
08/15/24	5.625%	526,000	536,520
08/15/26	5.875%	1,942,000	1,990,550
WESCO Distribution, Inc.(a)
06/15/24	5.375%	852,000	867,975
Zekelman Industries, Inc.(a)
06/15/23	9.875%	842,000	951,460
Total			6,418,740
Electric 4.0%
AES Corp. (The)
07/01/21	7.375%	3,126,000	3,516,750
05/15/26	6.000%	1,179,000	1,220,265
Appalachian Power Co.
06/01/45	4.450%	7,010,000	7,253,829
Berkshire Hathaway Energy Co.
11/15/43	5.150%	3,691,000	4,150,507
Calpine Corp.(a)
01/15/22	6.000%	690,000	721,050
01/15/24	5.875%	2,175,000	2,278,313
06/01/26	5.250%	785,000	788,925
CMS Energy Corp.
03/01/24	3.875%	7,500,000	7,754,145
02/15/27	2.950%	3,185,000	3,029,269
DTE Energy Co.
06/01/24	3.500%	6,660,000	6,705,881
10/01/26	2.850%	14,655,000	13,626,351

4	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Carolinas LLC
03/15/46	3.875%	1,600,000	1,561,818
Duke Energy Corp.
10/15/23	3.950%	7,536,000	7,895,950
09/01/46	3.750%	6,000,000	5,441,856
Dynegy, Inc.
11/01/24	7.625%	710,000	676,275
Emera US Finance LP
06/15/46	4.750%	8,775,000	8,940,707
NRG Energy, Inc.
03/15/23	6.625%	2,000,000	2,060,000
05/01/24	6.250%	896,000	911,680
NRG Energy, Inc.(a)
05/15/26	7.250%	953,000	997,076
01/15/27	6.625%	3,592,000	3,565,060
NRG Yield Operating LLC
08/15/24	5.375%	4,650,000	4,743,000
NRG Yield Operating LLC(a)
09/15/26	5.000%	1,120,000	1,092,000
Pacific Gas & Electric Co.
02/15/44	4.750%	4,800,000	5,247,610
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	1,742,000	1,776,840
PPL Capital Funding, Inc.
06/01/23	3.400%	10,255,000	10,337,768
03/15/24	3.950%	7,750,000	8,022,172
Progress Energy, Inc.
04/01/22	3.150%	8,094,000	8,194,009
Southern Co. (The)
07/01/46	4.400%	7,700,000	7,619,481
Total			130,128,587
Finance Companies 0.7%
Aircastle Ltd.
02/15/22	5.500%	862,000	905,014
04/01/23	5.000%	702,000	712,586
Navient Corp.
03/25/20	8.000%	1,154,000	1,240,550
07/26/21	6.625%	760,000	773,300
01/25/22	7.250%	1,039,000	1,068,871
03/25/24	6.125%	1,599,000	1,513,054
10/25/24	5.875%	1,278,000	1,178,955
OneMain Financial Holdings LLC(a)
12/15/19	6.750%	2,017,000	2,092,637
12/15/21	7.250%	2,660,000	2,716,525
Park Aerospace Holdings Ltd.(a),(g)
08/15/22	5.250%	799,000	818,975
02/15/24	5.500%	799,000	820,573
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	5,926,000	5,985,260
Quicken Loans, Inc.(a)
05/01/25	5.750%	1,924,000	1,851,850
Total			21,678,150
Food and Beverage 2.5%
Anheuser-Busch InBev Finance, Inc.
01/15/22	3.750%	2,675,000	2,800,623
02/01/23	3.300%	1,305,000	1,326,583
02/01/26	3.650%	20,000,000	20,057,300
Aramark Services, Inc.
01/15/24	5.125%	799,000	830,289
ConAgra Foods, Inc.
09/15/22	3.250%	3,130,000	3,153,553
01/25/23	3.200%	5,148,000	5,153,601
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	1,658,000	1,679,753
Grupo Bimbo SAB de CV(a)
06/27/44	4.875%	9,910,000	9,093,202
Kernel Holding SA(a)
01/31/22	8.750%	1,700,000	1,712,160
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	727,000	728,818
11/01/26	4.875%	1,212,000	1,213,515
MHP SA(a)
04/02/20	8.250%	3,609,000	3,545,842
Minerva Luxembourg SA(a)
09/20/26	6.500%	2,000,000	1,985,528
Molson Coors Brewing Co.
07/15/26	3.000%	2,965,000	2,789,051
05/01/42	5.000%	5,147,000	5,411,458
07/15/46	4.200%	1,688,000	1,566,530
Mondelez International, Inc.(a)
10/28/19	1.625%	9,780,000	9,606,738
Pinnacle Foods Finance LLC/Corp.
01/15/24	5.875%	271,000	286,531
Post Holdings, Inc.(a)
12/15/22	6.000%	1,316,000	1,381,800
03/15/24	7.750%	3,200,000	3,542,016
08/15/26	5.000%	2,482,000	2,399,771
Treehouse Foods, Inc.(a)
02/15/24	6.000%	410,000	429,988
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,988,000	2,161,950
Total			82,856,600

Columbia Strategic Income Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 1.2%
Boyd Gaming Corp.
05/15/23	6.875%	980,000	1,052,324
Boyd Gaming Corp.(a)
04/01/26	6.375%	2,849,000	3,055,553
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	1,336,000	1,392,780
International Game Technology PLC(a)
02/15/22	6.250%	1,963,000	2,091,812
02/15/25	6.500%	4,512,000	4,872,960
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	2,230,000	2,280,175
Jacobs Entertainment, Inc.(a),(g)
02/01/24	7.875%	496,000	510,260
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
09/01/26	4.500%	873,000	835,898
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(a)
05/01/24	5.625%	899,000	938,331
MGM Resorts International
03/01/18	11.375%	3,045,000	3,334,275
12/15/21	6.625%	2,043,000	2,277,945
09/01/26	4.625%	3,493,000	3,383,844
Penn National Gaming, Inc.(a)
01/15/27	5.625%	527,000	527,669
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/21	6.125%	590,000	606,225
Scientific Games International, Inc.(a)
01/01/22	7.000%	2,751,000	2,940,131
Scientific Games International, Inc.
12/01/22	10.000%	3,541,000	3,628,179
Seminole Tribe of Florida, Inc.(a)
10/01/20	6.535%	945,000	959,175
10/01/20	7.804%	1,400,000	1,389,094
SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	3,303,000	3,328,466
Tunica-Biloxi Gaming Authority(a),(h)
11/15/16	0.000%	2,397,000	838,950
Total			40,244,046
Health Care 1.9%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	524,000	525,310
03/01/24	6.500%	2,077,000	2,157,484
Alere, Inc.(a)
07/01/23	6.375%	1,171,000	1,184,906
Amsurg Corp.
07/15/22	5.625%	1,400,000	1,442,000
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings, Inc.
12/31/19	11.000%	2,635,000	2,720,637
Change Healthcare Holdings, Inc.(a)
02/15/21	6.000%	992,000	1,049,040
DaVita, Inc.
05/01/25	5.000%	4,269,000	4,166,544
Envision Healthcare Corp.(a)
12/01/24	6.250%	634,000	667,285
Express Scripts Holding Co.
07/15/46	4.800%	3,475,000	3,249,361
Fresenius Medical Care U.S. Finance II, Inc.(a)
01/31/22	5.875%	1,960,000	2,116,800
10/15/24	4.750%	1,465,000	1,483,313
HCA, Inc.
02/15/20	6.500%	2,296,000	2,508,380
02/15/22	7.500%	3,328,000	3,785,600
04/15/25	5.250%	4,188,000	4,407,870
02/15/27	4.500%	3,825,000	3,772,406
Hologic, Inc.(a)
07/15/22	5.250%	1,697,000	1,769,122
Kinetic Concepts, Inc./KCI U.S.A., Inc.(a)
02/15/21	7.875%	2,537,000	2,739,960
MEDNAX, Inc.(a)
12/01/23	5.250%	1,078,000	1,113,035
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	2,986,000	3,165,160
Quintiles IMS, Inc.(a)
05/15/23	4.875%	1,308,000	1,322,715
10/15/26	5.000%	2,656,000	2,673,689
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	2,051,000	2,081,765
Team Health Holdings, Inc.(a),(g)
02/01/25	6.375%	1,220,000	1,198,650
Teleflex, Inc.
06/01/26	4.875%	539,000	536,305
Tenet Healthcare Corp.
04/01/21	4.500%	4,045,000	4,065,225
04/01/22	8.125%	1,144,000	1,155,440
Tenet Healthcare Corp.(a)
01/01/22	7.500%	918,000	984,555
Universal Health Services, Inc.(a)
06/01/26	5.000%	3,040,000	3,024,800
Total			61,067,357
Healthcare Insurance 0.5%
Aetna, Inc.
06/15/46	4.375%	3,410,000	3,418,225

6	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
02/15/24	6.125%	3,818,000	4,056,625
01/15/25	4.750%	4,155,000	4,100,445
Molina Healthcare, Inc.
11/15/22	5.375%	3,228,000	3,340,980
Total			14,916,275
Home Construction 0.1%
CalAtlantic Group, Inc.
11/15/24	5.875%	1,191,000	1,238,640
Meritage Homes Corp.
04/01/22	7.000%	1,368,000	1,504,800
Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/23	5.875%	1,265,000	1,314,019
03/01/24	5.625%	695,000	708,900
Total			4,766,359
Independent Energy 3.3%
Anadarko Petroleum Corp.
07/15/44	4.500%	1,040,000	1,003,718
Callon Petroleum Co.(a)
10/01/24	6.125%	961,000	1,017,459
Canadian Natural Resources Ltd.
02/01/35	5.850%	995,000	1,083,142
03/15/38	6.250%	6,491,000	7,539,199
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	7,199,000	7,387,974
Chesapeake Energy Corp.(a)
01/15/25	8.000%	1,156,000	1,184,178
Concho Resources, Inc.
04/01/23	5.500%	8,062,000	8,364,325
Continental Resources, Inc.
09/15/22	5.000%	3,413,000	3,481,260
06/01/24	3.800%	834,000	778,748
CrownRock LP/Finance, Inc.(a)
04/15/21	7.125%	1,276,000	1,330,230
02/15/23	7.750%	5,362,000	5,811,067
Diamondback Energy, Inc.(a)
11/01/24	4.750%	533,000	532,334
05/31/25	5.375%	3,049,000	3,148,092
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	4,622,000	4,945,540
Kosmos Energy Ltd.(a)
08/01/21	7.875%	1,808,000	1,812,520
08/01/21	7.875%	1,150,000	1,152,875
Laredo Petroleum, Inc.
05/01/22	7.375%	2,834,000	2,950,902
03/15/23	6.250%	6,647,000	6,954,424
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEG Energy Corp.(a)
01/15/25	6.500%	829,000	837,290
Newfield Exploration Co.
01/30/22	5.750%	177,000	188,505
07/01/24	5.625%	2,250,000	2,368,125
Noble Energy, Inc.
11/15/43	5.250%	2,725,000	2,835,253
Oasis Petroleum, Inc.
01/15/23	6.875%	2,922,000	2,991,397
Parsley Energy LLC/Finance Corp.(a)
06/01/24	6.250%	2,918,000	3,136,850
01/15/25	5.375%	2,485,000	2,547,125
PDC Energy, Inc.(a)
09/15/24	6.125%	3,038,000	3,174,710
QEP Resources, Inc.
05/01/23	5.250%	91,000	90,545
RSP Permian, Inc.(a)
01/15/25	5.250%	7,119,000	7,279,177
SM Energy Co.
06/01/25	5.625%	642,000	625,950
09/15/26	6.750%	3,811,000	3,963,440
Whiting Petroleum Corp.
03/15/21	5.750%	2,914,000	2,943,140
04/01/23	6.250%	1,494,000	1,508,940
Woodside Finance Ltd.(a)
03/05/25	3.650%	4,710,000	4,622,710
WPX Energy, Inc.
01/15/22	6.000%	7,382,000	7,677,280
Total			107,268,424
Integrated Energy 0.4%
Cenovus Energy, Inc.
09/15/42	4.450%	3,943,000	3,520,322
09/15/43	5.200%	8,345,000	8,207,041
Lukoil International Finance BV(a)
11/02/26	4.750%	2,400,000	2,401,452
Total			14,128,815
Leisure 0.1%
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	1,638,000	1,638,000
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	1,317,000	1,382,850
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	685,000	703,981
Total			3,724,831

Columbia Strategic Income Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 2.1%
Five Corners Funding Trust(a)
11/15/23	4.419%	22,756,000	24,112,212
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/64	4.875%	6,595,000	6,622,290
MetLife, Inc.
09/15/23	4.368%	2,795,000	3,006,173
03/01/45	4.050%	9,740,000	9,267,600
Peachtree Corners Funding Trust(a)
02/15/25	3.976%	15,730,000	15,492,886
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/44	4.900%	9,550,000	10,322,309
Total			68,823,470
Lodging 0.3%
Grupo Posadas SAB de CV(a)
06/30/22	7.875%	2,650,000	2,659,937
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	1,630,000	1,599,438
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/24	6.125%	775,000	809,875
Playa Resorts Holding BV(a)
08/15/20	8.000%	4,531,000	4,780,205
Total			9,849,455
Media and Entertainment 2.1%
21st Century Fox America, Inc.
09/15/44	4.750%	8,832,000	8,820,474
AMC Networks, Inc.
04/01/24	5.000%	2,125,000	2,167,500
CBS Radio, Inc.(a)
11/01/24	7.250%	428,000	445,920
Lamar Media Corp.
01/15/24	5.375%	828,000	863,190
Match Group, Inc.
06/01/24	6.375%	2,214,000	2,374,515
MDC Partners, Inc.(a)
05/01/24	6.500%	4,376,000	3,807,120
Netflix, Inc.
02/15/25	5.875%	5,458,000	5,921,930
Netflix, Inc.(a)
11/15/26	4.375%	4,091,000	4,014,294
Nielsen Finance LLC/Co.(a)
04/15/22	5.000%	922,000	941,593
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	2,622,000	2,605,612
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	1,738,000	1,814,038
03/15/25	5.875%	3,510,000	3,672,337
Scripps Networks Interactive, Inc.
11/15/24	3.900%	7,335,000	7,454,370
06/15/25	3.950%	7,400,000	7,476,087
Thomson Reuters Corp.
05/23/43	4.500%	10,085,000	9,475,614
Univision Communications, Inc.(a)
05/15/23	5.125%	5,009,000	4,974,538
Total			66,829,132
Metals and Mining 0.9%
Alcoa Nederland Holding BV(a)
09/30/24	6.750%	876,000	947,723
09/30/26	7.000%	694,000	759,930
ArcelorMittal (b)
02/25/22	7.250%	4,092,000	4,623,960
Constellium NV(a)
05/15/24	5.750%	3,342,000	3,216,675
Freeport-McMoRan, Inc.
03/01/22	3.550%	790,000	738,650
03/15/23	3.875%	1,818,000	1,677,105
11/14/24	4.550%	4,139,000	3,880,312
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	1,200,000	1,267,500
HudBay Minerals, Inc.(a)
01/15/23	7.250%	506,000	535,095
01/15/25	7.625%	1,496,000	1,600,720
Noranda Aluminum Acquisition Corp. PIK(a),(c)
10/20/20	10.000%	9,284	1,114
Novelis Corp.(a)
08/15/24	6.250%	910,000	957,775
09/30/26	5.875%	4,288,000	4,352,320
Teck Resources Ltd.(a)
06/01/24	8.500%	668,000	777,385
Teck Resources Ltd.
07/15/41	6.250%	4,316,000	4,434,690
Total			29,770,954
Midstream 3.3%
Cheniere Corpus Christi Holdings LLC(a)
06/30/24	7.000%	1,220,000	1,361,825
03/31/25	5.875%	560,000	592,200
Columbia Pipeline Group, Inc.
06/01/45	5.800%	2,597,000	3,094,533

8	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Equity LP
06/01/27	5.500%	5,818,000	6,021,630
Enterprise Products Operating LLC
02/15/45	5.100%	6,635,000	6,999,739
05/15/46	4.900%	3,310,000	3,412,401
Kinder Morgan Energy Partners LP
11/01/42	4.700%	2,335,000	2,188,327
03/01/43	5.000%	18,483,000	18,061,273
Kinder Morgan, Inc.
02/15/46	5.050%	695,000	690,764
Northwest Pipeline LLC
04/15/17	5.950%	500,000	504,281
Plains All American Pipeline LP/Finance Corp.
10/15/23	3.850%	5,197,000	5,235,562
06/15/44	4.700%	18,390,000	16,526,357
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	1,682,000	1,832,482
Southern Natural Gas Co. LLC(a)
04/01/17	5.900%	2,315,000	2,332,674
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/24	5.500%	731,000	741,965
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	2,634,000	2,594,490
03/15/24	6.750%	3,045,000	3,326,663
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	3,864,000	4,004,070
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	1,630,000	1,735,950
05/01/24	6.375%	1,023,000	1,109,955
01/15/25	5.250%	3,164,000	3,298,470
Williams Companies, Inc. (The)
01/15/23	3.700%	809,000	794,843
06/24/24	4.550%	9,419,000	9,536,738
Williams Partners LP
09/15/45	5.100%	11,459,000	11,445,799
Total			107,442,991
Natural Gas 0.5%
NiSource Finance Corp.
02/15/43	5.250%	3,620,000	4,018,167
Sempra Energy
12/01/23	4.050%	6,903,000	7,251,802
06/15/24	3.550%	3,414,000	3,450,916
Total			14,720,885
Oil Field Services 0.2%
Nabors Industries, Inc.(a)
01/15/23	5.500%	365,000	381,425
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Precision Drilling Corp.(a)
12/15/23	7.750%	178,000	192,240
SESI LLC
05/01/19	6.375%	1,366,000	1,371,122
12/15/21	7.125%	387,000	397,159
Trinidad Drilling Ltd.(a),(g)
02/15/25	6.625%	525,000	536,813
Weatherford International Ltd.
06/15/21	7.750%	2,676,000	2,762,970
06/15/23	8.250%	1,303,000	1,329,060
Weatherford International Ltd.(a)
02/15/24	9.875%	557,000	601,560
Total			7,572,349
Other Financial Institutions 0.1%
FTI Consulting, Inc.
11/15/22	6.000%	859,000	893,360
Icahn Enterprises LP/Finance Corp.(a)
02/01/22	6.250%	960,000	967,200
Total			1,860,560
Other Industry 0.1%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	1,655,000	1,708,622
Other REIT 0.0%
Starwood Property Trust, Inc.(a)
12/15/21	5.000%	1,333,000	1,354,661
Packaging 0.9%
ARD Finance SA PIK(a)
09/15/23	7.125%	1,208,000	1,227,630
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
01/31/21	6.750%	2,029,000	2,097,479
05/15/24	7.250%	2,355,000	2,522,794
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a),(g)
02/15/25	6.000%	2,624,000	2,640,400
Berry Plastics Corp.
10/15/22	6.000%	795,000	841,706
07/15/23	5.125%	4,020,000	4,113,264
Novolex (a)
01/15/25	6.875%	654,000	664,873
Owens-Brockway Glass Container, Inc.(a)
08/15/23	5.875%	1,527,000	1,607,168
08/15/25	6.375%	1,801,000	1,915,814
Plastipak Holdings, Inc.(a)
10/01/21	6.500%	4,363,000	4,553,881

Columbia Strategic Income Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(a)
07/15/23	5.125%	2,299,000	2,351,187
07/15/24	7.000%	3,073,000	3,274,281
Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	719,000	729,785
Total			28,540,262
Pharmaceuticals 0.7%
Actavis Funding
03/15/45	4.750%	4,595,000	4,531,382
Capsugel SA(a)
PIK
05/15/19	7.000%	474,000	477,555
Endo Finance LLC/Finco, Inc.(a),(b)
02/01/25	6.000%	1,750,000	1,424,062
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,735,000	1,800,479
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	2,868,000	3,040,080
Mallinckrodt International Finance SA/CB LLC(a)
04/15/25	5.500%	1,279,000	1,101,539
Valeant Pharmaceuticals International, Inc.(a)
10/15/20	6.375%	2,712,000	2,383,170
07/15/21	7.500%	3,913,000	3,399,419
05/15/23	5.875%	5,582,000	4,249,297
04/15/25	6.125%	1,026,000	768,218
Total			23,175,201
Property & Casualty 1.0%
Alliant Holdings Intermediate LP(a)
08/01/23	8.250%	145,000	153,156
Hub Holdings LLC/Finance, Inc.(a)
PIK
07/15/19	8.125%	480,000	482,400
HUB International Ltd.(a)
02/15/21	9.250%	582,000	601,643
10/01/21	7.875%	7,256,000	7,600,660
Liberty Mutual Group, Inc.(a)
06/15/23	4.250%	10,370,000	10,883,325
Loews Corp.
04/01/26	3.750%	11,415,000	11,591,282
Total			31,312,466
Railroads 0.2%
CSX Corp.
11/01/46	3.800%	4,795,000	4,346,010
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama Canal Railway Co.(a)
11/01/26	7.000%	486,330	481,467
Total			4,827,477
Restaurants 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	1,115,000	1,128,001
Yum! Brands, Inc.
11/01/23	3.875%	2,450,000	2,388,750
Total			3,516,751
Retailers 0.6%
Asbury Automotive Group, Inc.
12/15/24	6.000%	2,662,000	2,721,895
CVS Health Corp.
06/01/26	2.875%	8,285,000	7,854,247
Group 1 Automotive, Inc.
06/01/22	5.000%	828,000	838,350
Group 1 Automotive, Inc.(a)
12/15/23	5.250%	2,032,000	2,037,080
Penske Automotive Group, Inc.
12/01/24	5.375%	1,605,000	1,613,025
05/15/26	5.500%	1,071,000	1,065,645
Rite Aid Corp.(a)
04/01/23	6.125%	1,797,000	1,871,126
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	1,004,000	1,204,800
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	532,000	555,940
Total			19,762,108
Supermarkets 0.1%
Cencosud SA(a)
02/12/45	6.625%	2,000,000	1,977,740
Supranational 0.0%
Corporación Andina de Fomento
06/15/22	4.375%	1,150,000	1,224,934
Technology 1.3%
Camelot Finance SA(a)
10/15/24	7.875%	1,121,000	1,185,457
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/23	5.450%	1,735,000	1,863,675
06/15/26	6.020%	3,450,000	3,724,899

10	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Equinix, Inc.
01/01/22	5.375%		1,122,000	1,186,515
04/01/23	5.375%		580,000	606,871
01/15/26	5.875%		4,604,000	4,891,750
First Data Corp.(a)
12/01/23	7.000%		6,969,000	7,390,624
01/15/24	5.750%		5,355,000	5,522,344
Infor US, Inc.(a)
08/15/20	5.750%		373,000	387,920
Informatica LLC(a)
07/15/23	7.125%		1,165,000	1,121,313
MSCI, Inc.(a)
08/15/25	5.750%		1,566,000	1,658,989
PTC, Inc.
05/15/24	6.000%		2,399,000	2,554,863
Qualitytech LP/Finance Corp.
08/01/22	5.875%		3,443,000	3,507,556
Sensata Technologies UK Financing Co. PLC(a)
02/15/26	6.250%		815,000	874,088
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%		2,100,000	2,388,750
VeriSign, Inc.
05/01/23	4.625%		1,734,000	1,752,901
04/01/25	5.250%		2,495,000	2,577,435
Total				43,195,950
Transportation Services 0.7%
ACI Airport SudAmerica SA(a)
11/29/32	6.875%		1,689,375	1,621,800
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%		1,625,000	1,486,875
Carlson Travel, Inc.(a)
12/15/23	6.750%		1,315,000	1,365,956
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/35	5.950%	MXN	33,696,120	1,567,404
ERAC U.S.A. Finance LLC(a)
12/01/26	3.300%		9,780,000	9,355,577
02/15/45	4.500%		436,000	418,396
Global Ports Finance PLC(a)
09/22/23	6.500%		2,600,000	2,632,500
Hertz Corp. (The)(a)
10/15/24	5.500%		2,293,000	1,926,120
Mexico City Airport Trust(a)
10/31/26	4.250%		1,500,000	1,467,450
Total				21,842,078
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 1.8%
Comcel Trust(a)
02/06/24	6.875%	1,750,000	1,833,125
SBA Communications Corp.(a)
09/01/24	4.875%	6,991,000	6,823,915
SFR Group SA(a)
05/15/22	6.000%	2,353,000	2,420,649
05/15/24	6.250%	2,566,000	2,582,037
05/01/26	7.375%	4,000,000	4,105,000
Sprint Communications, Inc.(a)
03/01/20	7.000%	6,100,000	6,626,125
Sprint Corp.
09/15/23	7.875%	3,186,000	3,480,705
06/15/24	7.125%	1,762,000	1,841,290
02/15/25	7.625%	6,740,000	7,224,437
T-Mobile USA, Inc.
03/01/23	6.000%	828,000	875,610
04/01/23	6.625%	2,318,000	2,463,339
01/15/24	6.500%	1,670,000	1,799,592
03/01/25	6.375%	423,000	457,369
01/15/26	6.500%	9,764,000	10,728,195
Wind Acquisition Finance SA(a)
07/15/20	4.750%	5,808,000	5,909,640
04/23/21	7.375%	763,000	793,444
Total			59,964,472
Wirelines 1.9%
AT&T, Inc.
06/15/45	4.350%	18,935,000	16,254,826
CenturyLink, Inc.
04/01/24	7.500%	4,831,000	5,114,821
Frontier Communications Corp.
07/01/21	9.250%	2,097,000	2,188,744
04/15/22	8.750%	953,000	963,931
09/15/22	10.500%	963,000	1,003,330
04/15/24	7.625%	978,000	863,085
01/15/25	6.875%	1,685,000	1,413,294
09/15/25	11.000%	6,011,000	6,078,624
Level 3 Communications, Inc.
12/01/22	5.750%	3,346,000	3,463,110
Level 3 Financing, Inc.
01/15/24	5.375%	793,000	804,895
Level 3 Financing, Inc.(a)
03/15/26	5.250%	439,000	437,354
Telecom Italia Capital SA
09/30/34	6.000%	2,414,000	2,377,790
Telecom Italia SpA(a)
05/30/24	5.303%	92,000	92,460

Columbia Strategic Income Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Verizon Communications, Inc.
11/01/42	3.850%		13,878,000	11,490,235
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%		5,058,000	5,285,610
05/15/25	6.375%		1,925,000	2,036,900
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%		1,358,000	1,390,320
Total				61,259,329
Total Corporate Bonds & Notes (Cost $1,299,280,723)				1,338,361,900

Foreign Government Obligations(f),(i) 9.3%

Angola 0.0%
Angolan Government International Bond(a)
11/12/25	9.500%		1,100,000	1,046,375
Argentina 0.6%
Argentina Republic Government International Bond(a)
01/26/22	5.625%		1,578,000	1,581,156
04/22/26	7.500%		1,780,000	1,855,650
01/26/27	6.875%		1,578,000	1,562,220
07/06/28	6.625%		2,800,000	2,686,068
07/06/36	7.125%		2,000,000	1,878,906
04/22/46	7.625%		1,100,000	1,087,350
Argentina Republic Government International Bond
12/31/33	8.280%		1,682,446	1,720,300
City of Buenos Aires Argentina(a)
06/01/27	7.500%		1,700,000	1,729,750
Provincia de Buenos Aires(a)
06/09/21	9.950%		1,200,000	1,347,000
Provincia de Cordoba(a)
08/17/17	12.375%		993,000	1,040,287
06/10/21	7.125%		2,000,000	2,050,000
YPF SA(a)
03/23/21	8.500%		1,600,000	1,732,000
07/28/25	8.500%		1,000,000	1,052,500
Total				21,323,187
Brazil 1.2%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/28	5.333%		2,300,000	2,259,750
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	57,000,000	17,445,379
Brazilian Government International Bond
01/07/25	4.250%		3,000,000	2,910,000
01/20/34	8.250%		2,460,000	2,952,000
01/07/41	5.625%		5,800,000	5,379,500
Foreign Government Obligations(f),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petrobras Global Finance BV
01/27/21	5.375%		1,880,000	1,896,450
05/23/21	8.375%		2,400,000	2,667,000
03/17/24	6.250%		208,000	208,832
05/23/26	8.750%		3,600,000	4,055,040
01/17/27	7.375%		680,000	707,200
Total				40,481,151
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/25	5.000%		2,133,000	2,138,332
Colombia 0.5%
Bogota Distrito Capital(a)
07/26/28	9.750%	COP	200,000,000	69,471
Colombia Government International Bond
04/14/21	7.750%	COP	9,150,000,000	3,277,895
06/28/27	9.850%	COP	19,242,000,000	8,105,660
01/18/41	6.125%		2,100,000	2,323,919
Ecopetrol SA
01/16/25	4.125%		1,200,000	1,135,656
Emgesa SA ESP(a)
01/25/21	8.750%	COP	1,700,000,000	587,152
Empresas Publicas de Medellin ESP(a)
07/29/19	7.625%		100,000	112,125
Transportadora de Gas Internacional SA ESP(a)
03/20/22	5.700%		615,000	634,987
Total				16,246,865
Costa Rica 0.2%
Costa Rica Government International Bond(a)
03/12/45	7.158%		5,200,000	5,058,404
Croatia 0.2%
Croatia Government International Bond(a)
01/26/24	6.000%		4,692,000	5,135,019
Dominican Republic 0.7%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/23	7.000%		2,750,000	2,754,977
Dominican Republic International Bond(a)
02/22/19	12.000%	DOP	31,000,000	685,126
07/05/19	14.500%	DOP	101,000,000	2,385,880
01/08/21	14.000%	DOP	79,470,000	1,889,850
05/06/21	7.500%		1,022,000	1,116,535
02/10/23	14.500%	DOP	25,000,000	617,423
01/25/27	5.950%		2,475,000	2,475,000
04/20/27	8.625%		2,900,000	3,338,683
04/30/44	7.450%		3,900,000	4,104,750

12	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Foreign Government Obligations(f),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
01/27/45	6.850%		2,681,000	2,636,281
Total				22,004,505
Ecuador 0.2%
Ecuador Government International Bond(a)
03/24/20	10.500%		2,800,000	3,059,000
03/28/22	10.750%		2,200,000	2,468,829
12/13/26	9.650%		1,000,000	1,055,000
Total				6,582,829
Egypt 0.2%
Egypt Government International Bond(a)
01/31/22	6.125%		1,000,000	1,001,541
06/11/25	5.875%		1,000,000	921,250
01/31/27	7.500%		2,100,000	2,105,250
01/31/47	8.500%		1,000,000	1,022,500
Total				5,050,541
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/27	6.375%		450,000	394,875
06/15/35	7.650%		1,040,000	914,056
02/01/41	7.625%		1,500,000	1,288,125
Total				2,597,056
Georgia 0.1%
Georgian Railway JSC(a)
07/11/22	7.750%		2,683,000	2,924,470
Ghana 0.1%
Ghana Government International Bond(a)
09/15/22	9.250%		950,000	1,004,625
01/18/26	8.125%		800,000	780,648
10/14/30	10.750%		2,000,000	2,357,000
Total				4,142,273
Guatemala 0.1%
Guatemala Government Bond(a)
02/13/28	4.875%		2,679,000	2,638,815
Honduras 0.0%
Honduras Government International Bond(a)
03/15/24	7.500%		1,068,000	1,157,787
Hungary 0.7%
Hungary Government Bond
10/27/27	3.000%	HUF	4,300,000,000	14,325,719
Hungary Government International Bond
11/22/23	5.750%		5,382,000	6,008,895
Foreign Government Obligations(f),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Magyar Export-Import Bank Zrt.(a)
01/30/20	4.000%		1,579,000	1,616,836
Total				21,951,450
Indonesia 0.9%
Indonesia Government International Bond(a)
03/13/20	5.875%		11,125,000	12,181,875
04/25/22	3.750%		1,200,000	1,216,392
01/15/24	5.875%		1,288,000	1,437,179
01/17/38	7.750%		1,050,000	1,391,510
Majapahit Holding BV(a)
01/20/20	7.750%		1,100,000	1,234,260
06/29/37	7.875%		2,780,000	3,389,126
PT Pertamina Persero(a)
05/03/22	4.875%		1,600,000	1,655,522
05/30/44	6.450%		2,600,000	2,717,949
PT Perusahaan Listrik Negara(a)
11/22/21	5.500%		5,400,000	5,788,260
Total				31,012,073
Israel 0.4%
Israel Government Bond
08/31/25	1.750%	ILS	56,000,000	14,543,911
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
07/23/24	5.375%		700,000	663,250
07/23/24	5.375%		2,000,000	1,892,300
Ivory Coast Government International Bond(a),(b)
12/31/32	5.750%		915,320	847,568
Total				3,403,118
Jamaica 0.1%
Jamaica Government International Bond
04/28/28	6.750%		1,950,000	2,156,836
03/15/39	8.000%		700,000	784,021
Total				2,940,857
Kazakhstan 0.2%
Kazakhstan Government International Bond(a)
07/21/45	6.500%		3,500,000	4,103,750
KazMunayGas National Co. JSC(a)
07/02/18	9.125%		1,980,000	2,138,400
04/09/21	6.375%		500,000	547,500
Total				6,789,650
Mexico 1.1%
Banco Nacional de Comercio Exterior SNC(a),(b)
Subordinated
08/11/26	3.800%		1,400,000	1,333,500

Columbia Strategic Income Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Foreign Government Obligations(f),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexican Bonos
06/11/20	8.000%	MXN	44,530,000	2,200,835
06/10/21	6.500%	MXN	50,000	2,345
06/09/22	6.500%	MXN	55,300,000	2,572,836
06/03/27	7.500%	MXN	44,450,000	2,119,020
Mexico Government International Bond
05/29/31	7.750%	MXN	140,000,000	6,656,202
01/11/40	6.050%		2,350,000	2,567,375
01/23/46	4.600%		1,800,000	1,624,500
Pemex Finance Ltd.
11/15/18	9.150%		1,242,500	1,302,597
Pemex Finance Ltd. (NPFGC)
08/15/17	10.610%		309,375	316,894
Pemex Project Funding Master Trust
01/21/21	5.500%		1,750,000	1,819,650
Petroleos Mexicanos(a)
11/24/21	7.650%	MXN	18,600,000	822,179
09/12/24	7.190%	MXN	3,800,000	155,368
03/13/27	6.500%		1,800,000	1,851,210
Petroleos Mexicanos
01/30/23	3.500%		750,000	690,923
09/21/23	4.625%		948,000	924,300
01/23/26	4.500%		900,000	818,550
11/12/26	7.470%	MXN	23,700,000	945,568
06/15/35	6.625%		870,000	851,034
06/02/41	6.500%		2,500,000	2,323,750
01/23/45	6.375%		4,000,000	3,599,908
09/21/47	6.750%		2,000,000	1,887,400
Total				37,385,944
Morocco 0.1%
Morocco Government International Bond(a)
12/11/22	4.250%		1,804,000	1,851,355
Namibia 0.1%
Namibia International Bonds(a)
11/03/21	5.500%		3,192,000	3,370,912
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/44	6.100%		2,439,000	2,469,487
Peru 0.1%
Peruvian Government International Bond(a)
08/12/28	6.350%	PEN	3,464,000	1,073,248
Peruvian Government International Bond
11/21/33	8.750%		1,508,000	2,235,610
Total				3,308,858
Foreign Government Obligations(f),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 0.0%
Philippine Government International Bond
03/30/26	5.500%	798,000	939,911
Russian Federation 0.6%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/22	4.375%	4,800,000	4,788,000
Gazprom OAO Via Gaz Capital SA(a)
04/11/18	8.146%	2,813,000	2,996,998
03/07/22	6.510%	2,477,000	2,718,508
02/06/28	4.950%	1,900,000	1,857,934
08/16/37	7.288%	300,000	344,550
Russian Agricultural Bank OJSC Via RSHB Capital SA(a)
12/27/17	5.298%	300,000	306,000
Russian Foreign Bond - Eurobond(a)
04/04/42	5.625%	4,000,000	4,334,320
Vnesheconombank Via VEB Finance PLC(a)
11/21/23	5.942%	2,700,000	2,843,451
Total			20,189,761
Senegal 0.0%
Senegal Government International Bond(a)
07/30/24	6.250%	505,000	496,794
Serbia 0.1%
Serbia International Bond(a)
12/03/18	5.875%	1,735,000	1,819,581
09/28/21	7.250%	1,600,000	1,804,000
Total			3,623,581
Trinidad and Tobago 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/19	9.750%	5,850,000	6,171,750
Uruguay 0.1%
Uruguay Government International Bond
03/21/36	7.625%	725,000	919,409
PIK
01/15/33	7.875%	1,340,000	1,712,520
Total			2,631,929
Zambia 0.1%
Zambia Government International Bond(a)
04/14/24	8.500%	1,094,000	1,088,858
07/30/27	8.970%	1,050,000	1,047,375
Total			2,136,233
Total Foreign Government Obligations (Cost $312,602,592)			303,745,183

14	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Inflation-Indexed Bonds(f) 3.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.0%
Brazil Notas do Tesouro Nacional
08/15/30	6.000%	BRL	2,965,020	1,000,197
Mexico 0.2%
Mexican Udibonos
11/15/40	4.000%	MXN	101,088,360	4,950,947
United States 2.9%
U.S. Treasury Inflation-Indexed Bond(j)
01/15/24	0.625%		13,464,524	13,845,786
02/15/46	1.000%		50,594,359	51,519,628
U.S. Treasury Inflation-Indexed Bond
07/15/26	0.125%		30,810,834	30,135,553
Total				95,500,967
Total Inflation-Indexed Bonds (Cost $107,134,117)				101,452,111

Residential Mortgage-Backed Securities - Agency 13.6%

Federal Home Loan Mortgage Corp.
01/01/20	10.500%		1,399	1,409
Federal Home Loan Mortgage Corp.(b),(k)
CMO IO Series 2957 Class SW
04/15/35	5.233%		3,455,231	519,118
CMO IO Series 311 Class S1
08/15/43	5.183%		95,573,514	19,634,490
CMO IO Series 318 Class S1
11/15/43	5.183%		9,774,900	1,981,860
CMO IO Series 326 Class S2
03/15/44	5.183%		36,993,274	7,453,721
CMO IO Series 3761 Class KS
06/15/40	5.233%		4,159,632	324,439
CMO IO Series 4174 Class SB
05/15/39	5.433%		14,220,126	1,979,370
CMO IO Series 4515 Class SA
08/15/38	2.111%		30,421,046	1,974,079
CMO IO Series 4620 Class AS
11/15/42	1.807%		59,787,494	3,686,642
CMO IO STRIPS Series 326 Class S1
03/15/44	5.233%		3,774,824	774,074
Federal Home Loan Mortgage Corp.(k)
CMO IO Series 304 Class C69
12/15/42	4.000%		12,749,408	2,516,287
CMO IO Series 4098 Class AI
05/15/39	3.500%		10,941,863	1,220,817
CMO IO Series 4120 Class AI
11/15/39	3.500%		10,152,728	1,202,124
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 4121 Class IA
01/15/41	3.500%	10,012,685	1,358,190
CMO IO Series 4147 Class CI
01/15/41	3.500%	21,517,253	3,073,970
CMO IO Series 4213 Class DI
06/15/38	3.500%	18,037,856	1,952,291
Federal National Mortgage Association(g)
02/13/47	3.500%	158,000,000	161,456,250
02/16/32- 02/13/47	3.000%	92,000,000	91,751,409
Federal National Mortgage Association
05/01/41	4.000%	4,662,851	4,908,015
Federal National Mortgage Association(b),(k)
CMO IO Series 2006-5 Class N1
08/25/34	0.000%	14,172,232	850
CMO IO Series 2010-135 Class MS
12/25/40	5.179%	2,302,036	317,505
CMO IO Series 2013-101 Class CS
10/25/43	5.129%	21,319,200	4,781,792
CMO IO Series 2013-107 Class SB
02/25/43	5.179%	16,934,427	3,948,846
CMO IO Series 2013-124 Class SB
12/25/43	5.179%	16,111,551	3,284,380
CMO IO Series 2014-93 Class ES
01/25/45	5.379%	34,103,990	7,049,588
CMO IO Series 2016-31 Class H5
06/25/46	5.229%	32,556,397	7,177,846
CMO IO Series 2016-31 Class VS
06/25/46	5.229%	26,874,953	4,631,839
CMO IO Series 2016-39 Class LS
07/25/46	5.229%	23,350,363	5,015,294
CMO IO Series 2016-42 Class SB
07/25/46	5.229%	70,869,055	16,071,408
CMO IO Series 2016-54 Class SD
08/25/46	5.229%	28,612,806	5,997,077
CMO IO Series 2017-8 Class SB
02/25/47	5.340%	22,000,000	4,183,960
Federal National Mortgage Association(k)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	16,126,706	2,316,496
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	11,651,851	1,541,139
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	10,324,943	1,627,826
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	15,288,189	2,274,962

Columbia Strategic Income Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	6,171,561	744,143
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	8,664,488	1,256,028
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	12,160,135	1,181,170
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	6,404,110	1,253,801
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	10,171,331	1,464,129
CMO IO STRIPS Series 413 Class C38
01/25/42	4.500%	9,822,225	2,386,338
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	9,437,484	1,892,548
Government National Mortgage Association(g)
02/21/47	3.000%	32,000,000	32,275,002
Government National Mortgage Association(k)
CMO IO Series 2014-190 Class AI
12/20/38	3.500%	20,691,370	2,677,894
Government National Mortgage Association(b),(k)
CMO IO Series 2015-144 Class SA
10/20/45	5.423%	13,759,465	3,253,021
CMO IO Series 2016-108 Class SN
08/20/46	5.303%	19,753,133	4,930,562
CMO IO Series 2016-146 Class NS
10/20/46	5.323%	9,901,732	2,431,224
CMO IO Series 2016-91 Class NS
07/20/46	5.303%	43,189,989	10,867,940
Total Residential Mortgage-Backed Securities - Agency (Cost $453,802,340)			444,603,163

Residential Mortgage-Backed Securities - Non-Agency 17.1%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/57	4.000%	11,753,688	11,748,144
Angel Oak Mortgage Trust I LLC(a)
Series 2016-1 Class A1
07/25/46	3.500%	12,399,296	12,285,103
Series 2016-1 Class A2
07/25/46	5.000%	2,673,072	2,641,365
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/45	4.500%	6,288,690	6,319,570
Banc of America Funding Trust(a),(b)
Series 2016-R1 Class M2
03/25/40	3.500%	12,763,517	12,115,130
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2016-RN3 Class A1
09/28/31	3.598%	25,586,242	25,627,026
Bayview Opportunity Master Fund IIIB Trust(a)
CMO Series 2016-RPL4 Class A1
07/28/18	3.475%	10,507,327	10,512,971
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/32	3.598%	18,700,000	18,700,000
Bayview Opportunity Master Fund IVB Trust(a)
CMO Series 2016-RN4 Class A1
10/28/31	3.475%	7,355,013	7,328,296
Bayview Opportunity Master Fund Trust(a)
CMO Series 2016-LT1 Class A1
10/28/31	3.475%	9,254,239	9,218,951
BCAP LLC Trust(a),(b)
CMO Series 2013-RR3 Class 6A5
03/26/36	3.207%	1,369,802	1,342,485
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	2,706,142	2,692,894
Series 2011-RR5 Class 11A4
05/28/36	0.906%	5,970,171	5,724,615
BCAP LLC Trust(a)
Series 2013-RR1 Class 10A1
10/26/36	3.000%	844,464	846,277
Bellemeade Re II Ltd.(a),(b)
CMO Series 2016-1A Class M2A
04/25/26	5.271%	7,000,000	7,029,887
CAM Mortgage Trust(a)
CMO Series 2016-1 Class A
01/15/56	4.000%	2,747,260	2,742,127
CMO Series 2016-2 Class A1
06/15/57	3.250%	28,573,725	28,358,822
CIM Trust(a),(b)
CMO Series 2015-3AG Class A2
10/25/57	4.280%	10,000,000	10,433,361
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2009-4 Class 9A2
03/25/36	3.054%	3,040,248	2,750,480
CMO Series 2010-6 Class 2A2
09/25/35	3.105%	1,143,314	1,013,899
CMO Series 2010-7 Class 3A4
12/25/35	5.508%	2,006,166	2,018,785
CMO Series 2013-2 Class 1A1
11/25/37	3.157%	1,652,696	1,654,384
CMO Series 2014-11 Class 3A3
09/25/36	0.916%	5,510,000	5,200,575

16	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-11 Class 3A3
09/25/34	3.078%	4,943,143	4,615,557
COLT LLC(a),(b)
CMO Series 15-1 Class A1V
12/26/45	3.771%	5,364,299	5,342,207
CMO Series 15-1 Class A2
12/26/45	4.521%	1,763,749	1,773,506
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/46	3.500%	12,950,714	13,064,032
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A2
09/25/46	3.250%	7,815,523	7,873,475
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	1,617,669	1,609,323
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	9,414,000	9,247,278
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	1,114,015	1,110,336
CMO Series 2014-RPL3 Class A1
07/25/54	3.500%	14,211,855	14,132,700
Series 2014-2R Class 18A1
01/27/37	3.000%	5,449,605	5,356,602
Series 2014-2R Class 19A1
05/27/36	3.000%	3,905,414	3,834,993
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2011-5R Class 3A1
09/27/47	3.460%	1,743,404	1,704,988
CMO Series 2014-CIM1 Class A2
01/25/58	4.280%	12,000,000	11,844,259
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	8,831,469	8,990,236
CMO Series 2014-RPL4 Class A2
08/25/62	4.806%	13,556,000	13,279,200
Series 2008-4R Class 3A4
01/26/38	3.102%	6,187,000	5,972,843
Series 2012-11 Class 3A2
06/29/47	1.778%	4,179,043	3,807,868
Credit Suisse Securities (USA) LLC(a),(b)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	16,509,123	16,253,316
Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-RPL1 Class A3
02/25/54	4.153%	2,250,000	2,250,285
CTS Corp.(a)
Series 2015-6R Class 3A2
02/27/36	3.750%	7,682,468	7,693,354
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a)
Series 2016-1A Class A1
07/25/46	4.000%	24,642,109	24,604,022
Series 2016-1A Class A2
07/25/46	5.500%	2,851,100	2,845,574
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/33	5.500%	747,619	755,869
GCAT (a),(b)
CMO Series 2015-2 Class A1
07/25/20	3.750%	6,558,928	6,567,596
GMAC Mortgage Home Equity Loan Trust
CMO Series 2004-HE5 Class A5 (FGIC)
09/25/34	5.865%	670,145	681,747
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/37	4.000%	911,632	911,008
Mill City Mortgage Trust(a),(b)
CMO Series 2015-1 Class M3
06/25/56	3.260%	4,552,000	4,151,074
Series 2015-1 Class M1
06/25/56	3.260%	5,000,000	4,730,688
Series 2015-2 Class M2
09/25/57	3.545%	10,000,000	9,217,637
Nomura Resecuritization Trust(a),(b)
CMO Series 2011-2RA Class 2A13
07/26/35	3.075%	2,797,251	2,769,338
NRPL Trust(a),(b)
Series 2014-1A Class A1
04/25/54	3.250%	8,102,257	8,297,801
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2016-PLS2 Class A
07/25/21	5.683%	11,965,703	11,965,703
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2016-NPL6 Class A1
10/25/31	3.500%	20,235,446	20,316,920
RBSSP Resecuritization Trust(a),(b)
CMO Series 2010-1 Class 3A2
08/26/35	3.045%	10,000,000	9,739,790
Seasoned Credit Risk Transfer Trust(a),(b)
CMO Series 2016-1 Class M1
09/25/55	3.000%	6,500,000	6,030,778
Selene Non-Performing Loans LLC(a),(b)
CMO Series 2014-1A Class A
05/25/54	2.981%	688,729	687,200
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/46	3.750%	11,957,954	11,877,401

Columbia Strategic Income Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee(a)
CMO Series 2015-NPL4 Class A1
02/25/55	3.500%	2,126,208	2,130,466
Vericrest Opportunity Loan Transferee L LLC(a)
CMO Series 2016-NP10 Class A1
09/25/46	3.500%	19,842,654	19,755,578
Vericrest Opportunity Loan Transferee LI LLC(a)
Series 2016-NP11 Class A1
10/25/46	3.500%	24,574,423	24,598,250
Vericrest Opportunity Loan Transferee XLVIII LLC(a)
Series 2016-NPL8 Class A1
07/25/46	3.500%	18,056,796	18,011,602
Vericrest Opportunity Loan Transferee XXXV LLC(a)
CMO Series 2016-NPL9 Class A1
09/25/46	3.500%	25,425,378	25,310,618
Vericrest Opportunity Loan Trust(a),(b)
Series 2014-NPL9 Class A1
11/25/54	3.375%	6,851,725	6,851,351
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/54	3.875%	5,459,644	5,471,264
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $555,780,122)			556,340,780

Senior Loans 7.8%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Abacus Innovations Corp.(b),(l)
Tranche B Term Loan
08/16/23	3.528%	1,320,000	1,328,804
Doncasters US Finance LLC(b),(l)
Tranche B Term Loan
04/09/20	4.500%	1,335,884	1,323,367
Engility Corp.(b),(l)
Tranche B2 Term Loan
08/14/23	5.750%	894,118	895,513
TransDigm, Inc.(b),(l)
Tranche E Term Loan
05/14/22	3.851%	1,624,859	1,619,383
TransDigm, Inc.(b),(g),(l)
Tranche F Term Loan
06/09/23	3.778%	1,500,000	1,495,575
Total			6,662,642
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Airlines 0.2%
American Airlines, Inc.(b),(l)
Term Loan
10/10/21	3.263%	989,899	995,264
Tranche B Term Loan
12/14/23	3.267%	759,596	762,824
Avolon Borrower 1 SARL(b),(g),(l)
Tranche B2
03/31/22	0.000%	3,000,000	3,038,580
United Airlines, Inc.(b),(l)
Tranche B Term Loan
04/01/19	3.276%	997,409	1,000,841
Total			5,797,509
Automotive 0.1%
Gates Global LLC(b),(l)
Term Loan
07/06/21	4.250%	1,011,477	1,007,684
Navistar, Inc.(b),(l)
Tranche B Term Loan
08/07/20	6.500%	987,500	999,844
Total			2,007,528
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Group, Inc.(b),(g),(l)
1st Lien Term Loan
11/23/20	8.000%	602,757	605,018
Aretec Group, Inc.(b),(l)
2nd Lien Term Loan PIK
05/23/21	2.000%	438,637	406,835
Total			1,011,853
Building Materials 0.1%
QUICKRETE Holdings, Inc.(b),(g),(l)
1st Lien Term Loan
11/15/23	4.017%	1,475,000	1,492,420
SRS Distribution, Inc.(b),(l)
Tranche B1 Term Loan
08/25/22	5.289%	997,481	1,010,369
Wilsonart LLC(b),(l)
Tranche C Term Loan
12/19/23	4.500%	647,195	650,838
Total			3,153,627
Cable and Satellite 0.2%
Charter Communications Operating LLC(b),(g),(l)
Tranche I1 Term Loan
01/15/24	3.030%	3,000,000	3,009,570

18	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Encompass Digital Media, Inc.(b),(l)
Tranche B 1st Lien Term Loan
06/06/21	5.500%	1,195,318	1,123,599
Mediacom Illinois LLC(b),(g),(l)
Tranche K 1st Lien Term Loan
02/14/24	0.000%	125,000	125,351
Virgin Media Bristol LLC(b),(l)
Tranche I Term Loan
01/31/25	3.517%	1,000,000	1,005,630
Total			5,264,150
Chemicals 0.9%
Aruba Investments, Inc.(b),(l)
Tranche B1 Term Loan
02/02/22	4.500%	997,468	1,002,456
Axalta Coating Systems Dutch Holding BBV/US Holdings, Inc.(b),(l)
Tranche B1 Term Loan
02/01/23	3.498%	964,296	974,710
Chemours Co. LLC (The)(b),(l)
Tranche B Term Loan
05/12/22	3.780%	1,385,664	1,380,468
ColourOz Investment 1 GmbH(b),(g),(l)
Tranche C 1st Lien Term Loan
09/07/21	4.500%	238,765	239,513
ColourOz Investment 2 GmbH(b),(g),(l)
Tranche B2 1st Lien Term Loan
09/07/21	4.500%	1,444,335	1,448,856
Duke Finance LLC(b),(l)
Tranche B 1st Lien Term Loan
10/28/21	7.000%	893,233	891,741
HII Holding Corp.(b),(l)
2nd Lien Term Loan
12/21/20	9.750%	1,350,000	1,346,625
Ineos US Finance LLC(b),(g),(l)
Term Loan
12/15/20	3.750%	3,000,000	3,008,760
Kraton Polymers LLC(b),(l)
Term Loan
01/06/22	5.000%	1,500,000	1,517,505
Kronos Worldwide, Inc.(b),(l)
Term Loan
02/18/20	4.000%	1,945,000	1,942,569
MacDermid, Inc.(b),(l)
Tranche B4 Term Loan
06/07/23	5.000%	1,754,730	1,777,208
Nexeo Solutions LLC(b),(l)
Term Loan
06/09/23	5.263%	1,417,845	1,428,479
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
PolyOne Corp.(b),(g),(l)
Tranche B2 Term Loan
11/11/22	3.500%	2,161,332	2,173,932
PQ Corp.(b),(g),(l)
Tranche B1 Term Loan
11/04/22	5.289%	1,046,627	1,059,929
Ravago Holdings America, Inc.(b),(l)
Term Loan
07/13/23	5.000%	1,818,369	1,825,188
Royal Holdings, Inc.(b),(l)
2nd Lien Term Loan
06/19/23	8.500%	1,000,000	1,002,500
Solenis International LP/Holdings 3 LLC(b),(l)
1st Lien Term Loan
07/31/21	4.250%	1,602,300	1,607,315
Trinseo Materials Operating SCA/Finance, Inc.(b),(l)
Tranche B Term Loan
11/05/21	4.250%	985,000	995,343
Tronox Pigments BV(b),(l)
Term Loan
03/19/20	4.500%	1,496,124	1,501,106
Univar USA, Inc.(b),(g),(l)
Tranche B2 Term Loan
07/01/22	3.519%	1,787,475	1,783,846
Total			28,908,049
Construction Machinery 0.0%
Douglas Dynamics LLC(b),(l)
Term Loan
12/31/21	5.250%	298,477	298,477
North American Lifting Holdings, Inc.(b),(l)
1st Lien Term Loan
11/27/20	5.500%	1,440,305	1,275,577
Total			1,574,054
Consumer Cyclical Services 0.1%
Creative Artists Agency LLC(b),(l)
Term Loan
12/17/21	5.000%	1,229,919	1,243,756
ServiceMaster Co. LLC (The)(b),(l)
Tranche C Term Loan
11/08/23	3.276%	1,025,000	1,029,694
Weight Watchers International, Inc.(b),(l)
Tranche B2 Term Loan
04/02/20	4.193%	1,347,500	1,196,863
West Corp.(b),(l)
Tranche B12 Term Loan
06/17/23	3.278%	324,188	324,797
Total			3,795,110

Columbia Strategic Income Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.3%
Affinion Group, Inc.(b),(l)
Tranche B Term Loan
04/30/18	6.750%	1,169,925	1,165,339
Culligan International Co.(b),(l)
Tranche B1 1st Lien Term Loan
12/13/23	5.000%	575,000	583,625
Fender Musical Instruments Corp.(b),(l)
Term Loan
04/03/19	5.750%	209,312	209,051
NBTY, Inc.(b),(l)
Tranche B Term Loan
05/05/23	5.000%	1,519,869	1,528,897
Prestige Brands, Inc.(b),(l)
Tranche B4 Term Loan
01/26/24	3.523%	525,000	529,594
Serta Simmons Holdings, LLC(b),(l)
1st Lien Term Loan
11/08/23	4.500%	1,700,000	1,696,362
Serta Simmons Holdings, LLC(b),(g),(l)
2nd Lien Term Loan
11/08/24	9.000%	3,021,570	3,054,293
Waterpik, Inc.(b),(l)
1st Lien Term Loan
07/08/20	5.750%	644,358	645,434
Total			9,412,595
Diversified Manufacturing 0.5%
Accudyne Industries Borrower SCA/LLC(b),(l)
Term Loan
12/13/19	4.000%	1,296,992	1,228,291
Allnex & Cy SCA(b),(g),(l)
Tranche B2 Term Loan
09/13/23	5.287%	1,137,796	1,149,174
Tranche B3 Term Loan
09/13/23	5.287%	857,204	865,776
Apex Tool Group LLC(b),(l)
Term Loan
01/31/20	4.500%	1,855,261	1,820,475
Filtration Group Corp.(b),(l)
1st Lien Term Loan
11/23/20	4.250%	2,080,616	2,099,862
Gardner Denver, Inc.(b),(l)
Term Loan
07/30/20	4.558%	994,859	982,751
Horizon Global Corp.(b),(l)
Tranche B Term Loan
06/30/21	7.000%	372,239	374,100
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Husky Injection Molding Systems Ltd.(b),(l)
Term Loan
06/30/21	4.250%	962,935	968,116
Rexnord LLC(b),(g),(l)
Tranche B 1st Lien Term Loan
08/21/23	3.770%	1,840,594	1,850,956
Vertiv Co.(b),(l)
Term Loan
11/30/23	6.029%	1,000,000	1,005,000
William Morris Endeavor Entertainment LLC(b),(l)
1st Lien Term Loan
05/06/21	5.290%	1,377,288	1,381,419
2nd Lien Term Loan
05/06/22	8.290%	250,000	250,313
Zekelman Industries, Inc.(b),(l)
Term Loan
06/14/21	6.000%	995,000	1,000,393
Total			14,976,626
Electric 0.3%
Astoria Energy LLC(b),(l)
Tranche B Term Loan
12/24/21	5.000%	1,319,402	1,319,956
Calpine Corp.(b),(l)
Term Loan
01/15/24	3.750%	1,560,726	1,567,718
Eastern Power LLC(b),(l)
Term Loan
10/02/21	5.000%	1,445,360	1,459,813
Essential Power LLC(b),(l)
Term Loan
08/08/19	4.750%	406,942	407,451
Lightstone Holdco LLC(b),(g),(l)
Tranche B Term Loan
01/30/24	6.539%	1,826,087	1,847,781
Tranche C Term Loan
01/30/24	6.539%	173,913	175,979
MRP Generation Holdings, LLC(b),(l)
Term Loan
10/18/22	8.000%	922,687	921,534
NRG Energy, Inc.(b),(l)
Term Loan
06/30/23	3.028%	616,369	618,348
Vistra Operations Co. LLC(b),(l)
Term Loan
08/04/23	5.000%	386,786	388,480
12/14/23	4.017%	1,300,000	1,313,000
Tranche C Term Loan
08/04/23	5.000%	88,214	88,601

20	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Viva Alamo LLC(b),(g),(l)
Term Loan
02/22/21	5.474%	999,625	972,135
WG Partners Acquisition LLC(b),(l)
Tranche B Term Loan
11/15/23	5.000%	614,796	620,944
Total			11,701,740
Environmental 0.1%
Advanced Disposal Services, Inc.(b),(l)
Term Loan
11/10/23	3.500%	1,102,614	1,112,460
EWT Holdings III Corp.(b),(l)
1st Lien Term Loan
01/15/21	4.750%	955,228	961,199
STI Infrastructure SARL(b),(l)
Term Loan
08/22/20	6.250%	2,032,719	1,804,038
WCA Waste Systems, Inc.(b),(l)
Term Loan
08/11/23	4.000%	648,375	648,913
Total			4,526,610
Food and Beverage 0.3%
AdvancePierre Foods, Inc.(b),(l)
Term Loan
06/02/23	4.000%	939,141	950,880
ARAMARK Corp.(b),(l)
Tranche F Term Loan
02/24/21	3.498%	2,493,590	2,513,189
Dole Food Co. Inc.(b),(l)
Tranche B Term Loan
11/01/18	4.598%	989,240	993,653
Hostess Brands LLC(b),(l)
Tranche B 1st Lien Term Loan
08/03/22	4.000%	396,000	399,564
JBS USA LLC(b),(g),(l)
Term Loan
10/30/22	0.000%	1,400,000	1,402,912
Pinnacle Foods Finance LLC(b),(g),(l)
Tranche B Term Loan
01/27/24	0.000%	1,475,000	1,477,773
US Foods, Inc.(b),(l)
Term Loan
06/27/23	3.778%	1,483,670	1,493,403
Total			9,231,374
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gaming 0.3%
Affinity Gaming(b),(g),(l)
2nd Lien Term Loan
01/16/25	0.000%	1,525,000	1,538,344
Amaya Holdings BV(b),(l)
Tranche B 1st Lien Term Loan
08/01/21	5.000%	1,967,525	1,976,753
Cannery Casino Resorts LLC(b),(l),(m)
2nd Lien Term Loan PIK
10/02/19	10.000%	0	0
Graton Economic Development Authority(b),(l)
Tranche B Term Loan
09/01/22	4.554%	515,828	519,697
Las Vegas Sands LLC(b),(l)
Term Loan
12/19/20	3.040%	987,278	991,226
Mohegan Tribal Gaming Authority(b),(l)
Tranche B Term Loan
10/13/23	5.500%	1,047,375	1,057,660
MotorCity Casino Hotel(b),(l)
Term Loan
08/06/21	4.028%	317,295	319,675
Penn National Gaming, Inc.(b),(g),(l)
Tranche B Term Loan
01/27/24	0.000%	500,000	503,540
Scientific Games International, Inc.(b),(l)
Tranche B2 Term Loan
10/01/21	6.008%	980,000	986,742
Yonkers Racing Corp.(b),(g),(l)
2nd Lien Term Loan
08/20/20	0.000%	1,000,000	997,500
Total			8,891,137
Health Care 0.5%
Alliance HealthCare Services, Inc.(b),(l)
Term Loan
06/03/19	4.253%	747,765	740,288
CHS/Community Health Systems, Inc.(b),(l)
Tranche F Term Loan
12/31/18	4.180%	240,756	237,496
Tranche G Term Loan
12/31/19	3.750%	359,167	340,677
Tranche H Term Loan
01/27/21	4.000%	466,289	440,546
Envision Healthcare Corp.(b),(l)
Term Loan
12/01/23	4.000%	1,500,000	1,514,535

Columbia Strategic Income Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HC Group Holdings III, Inc.(b),(l)
1st Lien Term Loan
04/07/22	6.000%	1,000,000	962,500
IASIS Healthcare LLC(b),(l)
Tranche B2 Term Loan
05/03/18	4.500%	1,592,825	1,585,864
Kindred Healthcare, Inc.(b),(l)
Term Loan
04/09/21	4.313%	489,953	490,359
MPH Acquisition Holdings LLC(b),(l)
Term Loan
06/07/23	5.000%	417,579	423,409
National Mentor Holdings, Inc.(b),(l)
Tranche B Term Loan
01/31/21	4.250%	987,310	987,310
Onex Carestream Finance LP(b),(l)
1st Lien Term Loan
06/07/19	5.000%	1,708,764	1,638,278
Ortho-Clinical Diagnostics Holdings SARL(b),(l)
Term Loan
06/30/21	4.750%	1,885,040	1,870,110
Sterigenics-Nordion Holdings LLC(b),(l)
Term Loan
05/16/22	4.250%	997,475	998,721
Surgery Center Holdings, Inc.(b),(l)
1st Lien Term Loan
11/03/20	4.750%	1,477,395	1,494,016
Team Health, Inc.(b),(l)
Tranche B Term Loan
11/23/22	3.776%	445,508	443,838
Team Health, Inc.(b),(g),(l)
Tranche B Term Loan
11/06/24	3.776%	500,000	499,065
Tecomet, Inc.(b),(l)
1st Lien Term Loan
12/03/21	5.750%	984,925	984,925
Total			15,651,937
Healthcare REIT 0.0%
Quality Care Properties, Inc.(b),(l)
1st Lien Term Loan
10/31/22	6.250%	500,000	510,940
Independent Energy 0.1%
Chesapeake Energy Corp.(b),(l)
Tranche A Term Loan
08/23/21	8.500%	2,040,142	2,230,548
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Samson Investment Co.(h),(l)
Tranche 1 2nd Lien Term Loan
09/25/18	0.000%	1,425,000	387,429
Total			2,617,977
Leisure 0.1%
24 Hour Fitness Worldwide, Inc.(b),(l)
Term Loan
05/28/21	4.750%	706,875	689,203
Delta 2 SARL(b),(l)
Tranche B3 Term Loan
07/30/21	5.068%	1,000,000	1,004,860
Life Time Fitness, Inc.(b),(l)
Term Loan
06/10/22	4.000%	320,125	320,260
Lions Gate Entertainment(b),(l)
Tranche A Term Loan
12/08/21	3.266%	275,000	275,000
Tranche B Term Loan
12/08/23	3.766%	525,000	527,625
Steinway Musical Instruments, Inc.(b),(l)
1st Lien Term Loan
09/19/19	4.789%	995,992	898,883
Total			3,715,831
Lodging 0.1%
Hilton Worldwide Finance LLC(b),(l)
Tranche B2 Term Loan
10/25/23	3.271%	1,994,987	2,012,902
Media and Entertainment 0.5%
Cengage Learning, Inc.(b),(l)
Term Loan
06/07/23	5.250%	646,750	600,669
Cumulus Media Holdings, Inc.(b),(l)
Term Loan
12/23/20	4.250%	1,000,000	654,440
Getty Images, Inc.(b),(l)
Term Loan
10/18/19	4.750%	1,920,000	1,657,709
Hubbard Radio LLC(b),(l)
Term Loan
05/27/22	4.250%	880,662	875,158
iHeartCommunications, Inc.(b),(l)
Tranche D Term Loan
01/30/19	7.528%	1,128,407	934,468
Ion Media Networks, Inc.(b),(l)
Tranche B2 Term Loan
12/18/20	4.500%	836,322	840,504

22	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Learfield Communications(b),(l)
1st Lien Term Loan
12/01/23	4.250%	600,000	604,500
Mission Broadcasting, Inc.(b),(l)
Tranche B Term Loan
01/17/24	3.767%	54,836	55,499
Nexstar Broadcasting, Inc.(b),(l)
Tranche B Term Loan
01/17/24	3.767%	595,164	602,353
Nielsen Finance LLC(b),(l)
Tranche B3 Term Loan
10/04/23	3.266%	723,187	727,707
Radio One, Inc.(b),(l)
Term Loan
12/31/18	5.280%	1,994,937	2,001,580
Salem Communications Corp.(b),(l)
Term Loan
03/13/20	4.500%	1,437,685	1,398,148
Tribune Media Co.(b),(l)
Tranche B Term Loan
12/27/20	0.000%	191,185	192,093
Tranche C Term Loan
01/26/24	3.776%	884,730	890,631
UFC Holdings LLC(b),(l)
1st Lien Term Loan
08/18/23	5.000%	598,500	599,745
2nd Lien Term Loan
08/18/24	8.500%	678,000	694,950
Univision Communications, Inc.(b),(l)
Tranche C3 Term Loan
03/01/20	4.000%	1,057,823	1,058,881
Univision Communications, Inc.(b),(g),(l)
Tranche C4 1st Lien Term Loan
03/01/20	0.000%	997,331	999,545
Total			15,388,580
Metals and Mining 0.0%
FMG Resources August 2006 Proprietary Ltd.(b),(l)
Term Loan
06/30/19	3.750%	426,452	429,070
Noranda Aluminum Acquisition Corp.(h),(l)
Tranche B Term Loan
02/28/19	0.000%	148,202	17,784
Total			446,854
Midstream 0.0%
Energy Transfer Equity LP(b),(g),(l)
Term Loan
01/31/24	0.000%	200,000	199,666
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Oil Field Services 0.1%
Drillships Financing Holding, Inc.(b),(l)
Tranche B1 Term Loan
03/31/21	6.063%	862,024	667,353
Fieldwood Energy LLC(b),(l)
1st Lien Term Loan
09/30/20	8.375%	372,536	332,797
2nd Lien Term Loan
09/30/20	8.375%	627,464	492,560
Term Loan
08/31/20	8.000%	275,952	265,833
MRC Global (US), Inc.(b),(l)
Term Loan
11/08/19	5.000%	995,274	998,180
Total			2,756,723
Other Financial Institutions 0.0%
IG Investments Holdings LLC(b),(l)
Tranche B Term Loan
10/31/21	6.000%	305,320	306,846
Other Industry 0.1%
Generac Power Systems, Inc.(b),(l)
Term Loan
05/31/23	3.748%	1,000,000	1,008,130
Harland Clarke Holdings Corp.(b),(l)
Tranche B3 Term Loan
05/22/18	7.000%	813,542	813,038
Hercules Achievement, Inc.(b),(l)
1st Lien Term Loan
12/10/21	5.000%	590,035	597,782
Total			2,418,950
Other REIT 0.0%
DTZ US Borrower/AUS Holdco PTY Ltd.(b),(l)
1st Lien Term Loan
11/04/21	4.262%	1,006,143	1,011,646
Packaging 0.6%
Anchor Glass Container Corp.(b),(l)
1st Lien Term Loan
12/07/23	4.250%	1,350,000	1,361,813
Berry Plastics Corp.(b),(g),(l)
Tranche J Term Loan
01/19/24	3.287%	3,000,000	3,018,750
BWAY Intermediate Company, Inc.(b),(l)
Term Loan
08/14/23	4.750%	1,060,705	1,067,069

Columbia Strategic Income Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consolidated Container Co. LLC(b),(l)
Term Loan
07/03/19	5.000%	997,390	994,897
Exopack Holdings SA(b),(l)
Term Loan
05/08/19	4.500%	1,477,157	1,493,775
Kleopatra Holdings 2(b),(l)
Term Loan
04/28/20	4.250%	691,841	697,030
04/28/20	4.250%	295,659	297,876
Mauser Holding SARL(b),(g),(l),(m)
1st Lien Term Loan
07/31/21	4.500%	0	0
Novolex (b),(g),(l)
Term Loan
12/29/23	4.250%	1,775,000	1,789,431
Packaging Coordinators Midco, Inc.(b),(l)
Term Loan
07/03/23	5.000%	447,750	444,392
Pregis Holding I Corp.(b),(l)
1st Lien Term Loan
05/20/21	4.500%	1,354,426	1,352,733
Printpack Holdings, Inc.(b),(l)
Term Loan
07/26/23	5.000%	769,926	769,926
ProAmpac PG Borrower LLC(b),(l)
1st Lien Term Loan
11/20/23	5.000%	1,000,000	1,013,750
2nd Lien Term Loan
11/18/24	9.500%	700,000	706,419
Ranpack Corp.(b),(l)
Tranche B1 Term Loan
10/01/21	4.250%	1,832,094	1,840,119
Reynolds Group Holdings, Inc.(b),(l)
Term Loan
02/05/23	4.250%	1,021,544	1,023,996
SIG Combibloc Holdings SCA(b),(g),(l)
Term Loan
03/11/22	4.000%	968,456	975,893
Tricorbraun Holdings, Inc.(b),(l)
1st Lien Term Loan
11/30/23	4.750%	409,091	412,670
Tricorbraun Holdings, Inc.(b),(g),(l),(n)
Delayed Draw 1st Lien Term Loan
11/30/23	0.000%	40,909	41,267
Total			19,301,806
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Paper 0.0%
Caraustar Industries, Inc.(b),(l)
Term Loan
05/01/19	8.000%	808,216	822,360
Pharmaceuticals 0.2%
Atrium Innovations, Inc.(b),(l)
Tranche B1 1st Lien Term Loan
02/15/21	4.250%	952,643	952,643
Endo Finance Co. I SARL(b),(l)
Tranche B Term Loan
09/26/22	3.813%	1,343,981	1,339,506
Grifols Worldwide Operations Ltd.(b),(g),(l)
Tranche B Term Loan
03/31/25	0.000%	1,250,000	1,256,412
Pharmaceutical Product Development, Inc.(b),(l)
Term Loan
08/18/22	4.250%	1,280,500	1,286,672
RPI Finance Trust(b),(g),(l)
Tranche B5 Term Loan
10/14/22	3.498%	1,995,000	2,010,461
Valeant Pharmaceuticals International, Inc.(b),(l)
Tranche B-C2 Term Loan
12/11/19	5.270%	827,042	828,465
Tranche B-D2 Term Loan
02/13/19	5.020%	432,439	432,621
Total			8,106,780
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(b),(l)
Term Loan
08/12/22	4.753%	394,000	395,619
Asurion LLC(b),(l)
Tranche B2 Term Loan
07/08/20	4.028%	110,340	111,282
Tranche B4 Term Loan
08/04/22	4.250%	267,781	270,572
Tranche B5 Term Loan
11/03/23	4.750%	324,188	327,361
Hub International Ltd.(b),(l)
Term Loan
10/02/20	4.000%	1,589,886	1,595,101
USI, Inc.(b),(l)
Term Loan
12/27/19	4.250%	428,363	429,511
Total			3,129,446

24	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Restaurants 0.1%
Burger King Corp.(b),(l)
Tranche B2 Term Loan
12/10/21	3.750%	1,994,900	2,012,854
Yum! Brands, Inc.(b),(g),(l)
Tranche B Term Loan
06/16/23	3.518%	1,994,988	2,024,294
Total			4,037,148
Retailers 0.7%
Academy Ltd.(b),(l)
Term Loan
07/01/22	5.019%	1,619,979	1,412,087
Bass Pro Group LLC(b),(l)
Term Loan
06/05/20	4.016%	1,568,374	1,561,520
Bass Pro Group LLC(b),(g),(l)
Term Loan
12/15/23	5.970%	1,000,000	968,280
Belk, Inc.(b),(l)
1st Lien Term Loan
12/12/22	5.760%	548,618	470,440
BJ’s Wholesale Club, Inc.(b),(l)
1st Lien Term Loan
09/26/19	4.500%	1,626,257	1,626,257
BJ’s Wholesale Club, Inc.(b),(g),(l)
Term Loan
01/27/24	4.787%	1,925,000	1,919,591
Blue Buffalo Co., Ltd.(b),(l)
Tranche B3 Term Loan
08/08/19	3.750%	1,000,000	1,005,000
Burlington Coat Factory Warehouse Corp.(b),(g),(l)
Tranche B4 Term Loan
08/13/21	3.530%	2,000,000	2,000,620
David’s Bridal, Inc.(b),(l)
Term Loan
10/11/19	5.250%	2,446,103	2,090,195
Dollar Tree, Inc.(b),(l)
Tranche B2 Term Loan
07/06/22	4.250%	250,000	255,000
General Nutrition Centers, Inc.(b),(l)
Tranche B Term Loan
03/04/19	3.280%	999,030	874,571
Harbor Freight Tools USA, Inc.(b),(g),(l)
Term Loan
08/18/23	3.778%	1,990,000	1,998,179
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Hudson’s Bay Co.(b),(g),(l)
Term Loan
09/30/22	4.250%	476,728	467,789
J. Crew Group, Inc.(b),(l)
Term Loan
03/05/21	4.000%	2,019,814	1,125,541
JC Penney Corp., Inc.(b),(l)
Term Loan
06/23/23	5.250%	790,000	788,768
Neiman Marcus Group, Inc. (The)(b),(l)
Term Loan
10/25/20	4.250%	997,898	824,803
PetSmart, Inc.(b),(l)
Tranche B2 Term Loan
03/11/22	4.000%	739,362	732,301
Raley’s (b),(l)
Term Loan
05/18/22	7.250%	1,987,294	1,987,294
Rite Aid Corp.(b),(l)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,050,000	1,052,625
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	325,000	326,118
Sports Authority, Inc. (The)(h),(l)
Tranche B Term Loan
11/16/17	0.000%	766,881	138,038
Total			23,625,017
Supermarkets 0.1%
Albertsons LLC(b),(l)
Tranche B4 Term Loan
08/25/21	3.778%	1,068,648	1,072,986
Tranche B6 Term Loan
06/22/23	4.061%	1,422,215	1,430,393
Total			2,503,379
Technology 0.7%
Ancestry.com Operations, Inc.(b),(l)
2nd Lien Term Loan
10/19/24	9.250%	670,597	686,524
Applied Systems, Inc.(b),(l)
1st Lien Term Loan
01/25/21	4.000%	1,061,794	1,071,753
BMC Foreign Holding Co.(b),(l)
Term Loan
09/10/20	5.000%	977,330	969,853
Cirque Du Soleil, Inc.(b),(l)
2nd Lien Term Loan
07/10/23	9.250%	1,000,000	985,000

Columbia Strategic Income Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
First Data Corp.(b),(l)
Term Loan
07/08/22	3.775%	979,601	986,135
Genesys Telecom(b),(g),(l)
Term Loan
12/01/23	5.025%	668,000	673,605
Infogroup, Inc.(b),(l)
Tranche B Term Loan
05/28/18	7.000%	666,165	662,001
Infor US, Inc.(b),(l)
Tranche B5 Term Loan
06/03/20	3.750%	970,129	969,973
Informatica Corp.(b),(l)
Term Loan
08/05/22	4.500%	987,500	983,303
Information Resources, Inc.(b),(g),(l)
1st Lien Term Loan
01/18/24	5.250%	1,375,000	1,387,031
Information Resources, Inc.(b),(l)
2nd Lien Term Loan
01/20/25	9.250%	375,000	373,125
Kronos, Inc.(b),(l)
2nd Lien Term Loan
11/01/24	9.284%	957,000	987,624
MA Financeco LLC(b),(l)
Tranche B2 Term Loan
11/19/21	4.789%	367,562	371,040
Microsemi Corp.(b),(l)
Tranche B Term Loan
01/15/23	3.019%	238,129	239,394
Microsemi Corp.(b),(g),(l)
Tranche B Term Loan
01/15/23	3.019%	350,000	351,859
Mitel US Holdings, Inc.(b),(l)
Term Loan
04/29/22	5.539%	1,293,340	1,306,674
Oberthur Technologies Holding SAS(b),(l)
Tranche B1 Term Loan
01/10/24	4.701%	133,553	135,055
Oberthur Technologies Holding SAS(b),(g),(l),(n)
Tranche B2 Term Loan
01/10/24	0.500%	216,447	218,882
ON Semiconductor Corp.(b),(l)
Term Loan
03/31/23	4.028%	997,500	1,007,894
Rackspace Hosting, Inc.(b),(l)
Tranche B 1st Lien Term Loan
11/03/23	4.500%	450,000	453,537
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Riverbed Technology, Inc.(b),(l)
Term Loan
04/25/22	4.250%	1,689,742	1,701,148
Sabre GLBL, Inc.(b),(l)
Term Loan
02/19/19	4.500%	386,784	387,268
Tranche B Term Loan
02/19/19	4.000%	762,022	765,641
SCS Holdings I, Inc.(b),(l)
Tranche B 1st Lien Term Loan
10/30/22	5.250%	345,192	348,644
Synchronoss Technologies, Inc.(b),(l)
Term Loan
01/19/24	4.082%	375,000	376,290
Tessera Holdings Corp.(b),(l)
Tranche B Term Loan
12/01/23	4.021%	375,000	377,813
TransUnion LLC(b),(g),(l)
Tranche B2 Term Loan
04/09/21	3.278%	617,534	620,238
Uber Technologies, Inc.(b),(g),(l)
Term Loan
07/13/23	5.000%	2,047,375	2,055,053
Veritas US, Inc.(b),(g),(l)
Tranche B1 Term Loan
01/27/23	6.625%	1,498,744	1,419,595
Zebra Technologies Corp.(b),(l)
Term Loan
10/27/21	3.446%	796,585	803,014
Total			23,674,966
Transportation Services 0.0%
Hertz Corp. (The)(b),(l)
Tranche B1 Term Loan
06/30/23	3.528%	498,747	499,759
Wireless 0.1%
SBA Senior Finance II LLC(b),(g),(l)
Tranche B1 Term Loan
03/24/21	3.030%	675,000	676,782
Sprint Communications, Inc.(b),(g),(l)
Term Loan
01/31/24	0.000%	825,000	826,031
Telesat Canada(b),(l)
Tranche B3 Term Loan
11/17/23	0.000%	1,000,000	1,000,000
Total			2,502,813

26	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Wirelines 0.1%
Electric Lightwave Holdings, Inc.(b),(l)
Tranche B1 Term Loan
08/14/20	5.270%	984,962	985,701
Windstream Services LLC(b),(g),(l)
Delayed Draw Term Loan
03/29/21	0.000%	1,250,000	1,253,913
Zayo Group LLC(b),(g),(l)
Term Loan
02/15/24	0.000%	421,875	425,216
Tranche B2 Term Loan
02/15/24	0.000%	203,125	204,734
Total			2,869,564
Total Senior Loans (Cost $258,554,185)			255,026,494

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/31/17	0.625%	32,000,000	31,990,016
Total U.S. Treasury Obligations (Cost $32,000,000)			31,990,016

Money Market Funds 6.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(o),(p)	210,834,151	210,834,151
Total Money Market Funds (Cost $210,835,712)		210,834,151
Total Investments (Cost: $3,518,138,244)		3,539,586,352
Other Assets & Liabilities, Net		(282,517,182)
Net Assets		3,257,069,170

At January 31, 2017, securities and/or cash totaling $32,857,997 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at January 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	02/22/2017	4,336,000,000 HUF	14,877,184 USD	—	(229,878)
Barclays	02/22/2017	398,592,000 MXN	18,563,494 USD	—	(499,631)
BNP Paribas	02/22/2017	55,987,000 ILS	14,587,546 USD	—	(271,409)
BNP Paribas	02/22/2017	1,700,000,000 JPY	14,665,286 USD	—	(398,431)
Citi	02/22/2017	920,281,000 COP	311,854 USD	—	(1,729)
HSBC	02/17/2017	40,050,000,000 KRW	33,422,348 USD	—	(1,200,516)
HSBC	02/22/2017	31,000,000,000 COP	10,510,256 USD	—	(52,901)
Standard Chartered	02/22/2017	55,761,000 BRL	17,252,251 USD	—	(359,651)
Standard Chartered	02/22/2017	225,005,000,000 IDR	16,812,748 USD	—	(17,851)
Standard Chartered	02/22/2017	6,749,531 USD	90,005,000,000 IDR	—	(67,782)
UBS	02/17/2017	18,160,000,000 KRW	15,089,323 USD	—	(609,834)
Total				—	(3,709,613)
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Australian 10-Year Bond	2,253	AUD	219,216,824	03/2017	1,864,761	—
U.S. Treasury 2-Year Note	1,028	USD	222,867,188	03/2017	—	(97,469)
U.S. Treasury 5-Year Note	5,061	USD	596,525,838	03/2017	1,160,389	—
Total			1,038,609,850		3,025,150	(97,469)

Columbia Strategic Income Fund | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Euro-BTP	(724)	EUR	(102,313,735)	03/2017	1,303,295	—
Euro-Buxl 30-Year	(298)	EUR	(53,786,723)	03/2017	1,346,260	—
U.S. Treasury 10-Year Note	(1,968)	USD	(244,954,500)	03/2017	—	(2,833,297)
U.S. Ultra Bond	(579)	USD	(93,038,063)	03/2017	—	(914,491)
Total			(494,093,021)		2,649,555	(3,747,788)
Open options contracts written at January 31, 2017
Issuer	Puts/Calls	Notional currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate.	CALL	USD	(47,500,000)	2.00	(285,000)	04/2017	(88,298)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA.	PUT	USD	(100,000,000)	2.00	(560,000)	02/2017	(392,050)
Total					(845,000)		(480,348)

Cleared interest rate swaps contracts outstanding at January 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Fixed rate of 1.261%	3-Month USD LIBOR-BBA	10/21/2021	USD	164,000,000	—	(4,672,889)
Morgan Stanley	Fixed rate of 1.377%	3-Month USD LIBOR-BBA	11/1/2021	USD	160,000,000	—	(4,089,120)
Morgan Stanley	Fixed rate of 1.335%	3-Month USD LIBOR-BBA	11/9/2021	USD	150,000,000	—	(4,183,309)
Morgan Stanley	Fixed rate of 1.728%	3-Month USD LIBOR-BBA	11/17/2021	USD	166,000,000	—	(1,549,016)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.090%	2/11/2025	USD	183,000,000	1,005,539	—
Morgan Stanley	Fixed rate of 6.318%	28-Day MXN TIIE-Banxico	1/9/2026	MXN	580,000,000	—	(2,959,747)
Morgan Stanley	Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	1/21/2026	MXN	211,000,000	—	(1,250,673)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.783%	2/4/2026	USD	19,000,000	741,674	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.980%	10/21/2046	USD	32,513,120	4,788,537	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.113%	11/1/2046	USD	32,382,090	3,909,421	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.086%	11/9/2046	USD	30,286,624	3,842,610	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.431%	11/17/2046	USD	38,000,000	1,957,377	—
Total						16,245,158	(18,704,754)
Credit default swap contracts outstanding at January 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	People’s Republic of China	12/20/21	1.000	USD	27,500,000	160,293	(32,847)	88,188	—	39,258	—
Cleared credit default swap contracts outstanding at January 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	103,800,000	—	(3,641,230)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 26	12/20/2021	5.000	EUR	46,000,000	—	(796,014)
Total						—	(4,437,244)
28	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Credit default swap contracts outstanding at January 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	4.294	USD	(5,000,000)	(306,934)	2,917	—	(637,470)	333,453	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	3.966	USD	(12,000,000)	(646,580)	7,000	—	(1,095,773)	456,193	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	3.966	USD	(10,000,000)	(538,817)	5,833	—	(1,641,484)	1,108,500	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	4.294	USD	(5,500,000)	(337,627)	3,208	—	(335,087)	668	—
Total									—	(3,709,814)	1,898,814	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $1,584,665,352 or 48.65% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2017, the value of these securities amounted to $36,865,442, which represents 1.13% of net assets.
(d)	Zero coupon bond.
(e)	Non-income producing investment.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2017, the value of these securities amounted to $1,382,201 which represents 0.04% of net assets.
(i)	Principal and interest may not be guaranteed by the government.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(m)	Negligible market value.
Columbia Strategic Income Fund | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	At January 31, 2017, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Tricorbraun Holdings, Inc. Delayed Draw 1st Lien Term Loan 11/30/23 0.000%	40,909
Oberthur Technologies Holding SAS Tranche B2 Term Loan 01/10/24 0.500%	216,447

(o)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	170,028,454	246,421,386	(205,615,689)	210,834,151	304	237,504	210,834,151
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian New Sol
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,518,138,000	84,348,000	(62,900,000)	21,448,000
30	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	137,601,676	38,681,363	—	176,283,039
Commercial Mortgage-Backed Securities - Non-Agency	—	119,169,978	—	—	119,169,978
Common Stocks
Consumer Discretionary	133,342	447,186	87,802	—	668,330
Financials	—	—	83,082	—	83,082
Materials	354,985	115,351	—	—	470,336
Telecommunication Services	11,869	—	—	—	11,869
Utilities	354,856	191,064	—	—	545,920
Total Common Stocks	855,052	753,601	170,884	—	1,779,537
Columbia Strategic Income Fund | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Corporate Bonds & Notes	—	1,337,784,204	577,696	—	1,338,361,900
Foreign Government Obligations	—	303,745,183	—	—	303,745,183
Inflation-Indexed Bonds	—	101,452,111	—	—	101,452,111
Residential Mortgage-Backed Securities - Agency	—	444,603,163	—	—	444,603,163
Residential Mortgage-Backed Securities - Non-Agency	—	497,044,835	59,295,945	—	556,340,780
Senior Loans	—	242,889,595	12,136,899	—	255,026,494
U.S. Treasury Obligations	31,990,016	—	—	—	31,990,016
Money Market Funds	—	—	—	210,834,151	210,834,151
Total Investments	32,845,068	3,185,044,346	110,862,787	210,834,151	3,539,586,352
Derivatives
Asset
Futures Contracts	5,674,705	—	—	—	5,674,705
Swap Contracts	—	18,183,230	—	—	18,183,230
Liability
Forward Foreign Currency Exchange Contracts	—	(3,709,613)	—	—	(3,709,613)
Futures Contracts	(3,845,257)	—	—	—	(3,845,257)
Options Contracts Written	—	(480,348)	—	—	(480,348)
Swap Contracts	—	(23,141,998)	—	—	(23,141,998)
Total	34,674,516	3,175,895,617	110,862,787	210,834,151	3,532,267,071
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of 10/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2017 ($)
Asset-Backed Securities — Non-Agency	38,542,897	—	30	876,572	9,813,400	(705,682)	—	(9,845,854)	38,681,363
Common Stocks	197,643	—	—	(35,603)	—	—	206,487	(197,643)	170,884
Corporate Bonds & Notes	573,807	136	—	2,639	—	—	1,114	—	577,696
Foreign Government Obligations	4,987,010	—	—	—	—	—	—	(4,987,010)	—
Residential Mortgage-Backed Securities — Non-Agency	130,338,169	83,290	9,032	296,354	6,119,868	(6,877,509)	—	(70,673,259)	59,295,945
Senior Loans	13,263,050	5,471	49,204	160,914	1,302,555	(4,533,183)	6,174,356	(4,285,468)	12,136,899
Total	187,902,576	88,897	58,266	1,300,876	17,235,823	(12,116,374)	6,381,957	(89,989,234)	110,862,787
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2017 was $1,303,952, which is comprised of Asset-Backed Securities — Non-Agency of $876,572, Common Stocks of $(35,603), Corporate Bonds & Notes of $2,639, Residential Mortgage-Backed Securities — Non-Agency of $296,354 and Senior Loans of $163,990.
32	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential, asset backed securities, foreign government obligations, senior loans and common stock classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Strategic Income Fund | Quarterly Report 2017	33

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 24, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date March 24, 2017